UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	June 30, 2014

Item 1. Reports to Stockholders

Fidelity® Defined Maturity Funds

Fidelity Municipal Income 2015 Fund

Fidelity Municipal Income 2017 Fund

Fidelity Municipal Income 2019 Fund

Fidelity Municipal Income 2021 Fund

Fidelity Municipal Income 2023 Fund

Annual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Municipal Income 2015 Fund
Performance	(Click Here)	How the fund has done over time.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Municipal Income 2017 Fund
Performance	(Click Here)	How the fund has done over time.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Municipal Income 2019 Fund
Performance	(Click Here)	How the fund has done over time.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Municipal Income 2021 Fund
Performance	(Click Here)	How the fund has done over time.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Municipal Income 2023 Fund
Performance	(Click Here)	How the fund has done over time.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Municipal bonds posted a strong result for the 12 months ending June 30, 2014, logging nearly all of their advance in the first six months of 2014 when resurgent demand and tight supply drove prices higher. The Barclays® Municipal Bond Index returned 6.14% for the year, significantly outpacing the broader U.S. investment-grade taxable bond market. Most muni bonds declined from July through December 2013 amid fears of rising interest rates. The isolated difficulties of a few prominent muni issuers also prompted investors to sell munis in 2013. The market started its recovery in early 2014, as concern about uneven global economic growth and tensions in Iraq, Syria and the Ukraine brought investors to the relative safety of U.S. bonds. Interest in munis was particularly strong as investors became more upbeat about the fundamental outlook, given generally improving state tax revenues and relief that the financial distress experienced by a few issuers didn't expand to the broader market. Higher federal tax rates for top earners and a new 3.8% Medicare tax on unearned income, from which munis are exempt, also increased the appeal of munis among wealthy, tax-sensitive investors. Finally, supply trends were favorable, as refinancing activity declined significantly relative to last year.

Comments from Kevin Ramundo, Lead Portfolio Manager of Fidelity® Municipal Income 2017 Fund, Fidelity® Municipal Income 2021 Fund and Fidelity Municipal Income 2023 Fund, and Mark Sommer, Lead Portfolio Manager of Fidelity Municipal Income 2015 Fund and Fidelity Municipal Income 2019 Fund: For the year, the Retail Class shares of the 2017, 2019, 2021 and 2023 funds performed roughly in line with their respective Barclays defined-maturity benchmarks. The Retail Class shares of the 2015 fund trailed its benchmark.  (For specific portfolio results, please refer to the performance section of this report.) We managed the funds with a multiyear horizon, using a number of strategies - including keeping the funds' interest rate sensitivity in line with their benchmarks and evaluating bonds based on both yield and potential for price appreciation - that helped the funds' relative performance. The funds benefited from their heavier-than-benchmark exposure to lower-quality investment-grade bonds. With the exception of the 2015 fund, the funds also were helped by their underweighting in weak Puerto Rico bonds, which we sold. In contrast, the funds' overweighting in New Jersey state-backed general obligation and state-appropriated securities was detrimental. These securities underperformed the national muni market as a whole because New Jersey state tax receipts fell below expectations.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Fidelity Municipal Income 2015 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,002.40	$ 3.23
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26
Municipal Income 2015	.40%
Actual		$ 1,000.00	$ 1,003.70	$ 1.99
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,002.70	$ 1.99
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01
Fidelity Municipal Income 2017 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,012.30	$ 3.24
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26
Municipal Income 2017	.40%
Actual		$ 1,000.00	$ 1,013.60	$ 2.00
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,013.60	$ 2.00
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01
Fidelity Municipal Income 2019 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,028.10	$ 3.27
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26
Municipal Income 2019	.40%
Actual		$ 1,000.00	$ 1,029.40	$ 2.01
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,029.40	$ 2.01
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01
	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Fidelity Municipal Income 2021 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,050.60	$ 3.30
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26
Municipal Income 2021	.40%
Actual		$ 1,000.00	$ 1,051.90	$ 2.04
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,051.90	$ 2.04
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01
Fidelity Municipal Income 2023 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,067.80	$ 3.33
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26
Municipal Income 2023	.40%
Actual		$ 1,000.00	$ 1,069.20	$ 2.05
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,069.20	$ 2.05
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

Annual Report

Fidelity® Municipal Income 2015 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2014	Past 1 year	Life of fund A
Fidelity® Municipal Income 2015 Fund	0.88%	1.74%

A From May 19, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Municipal Income 2015 Fund, a class of the fund, on May 19, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period.

Annual Report

Fidelity Municipal Income 2015 Fund

Investment Changes (Unaudited)

Top Five States as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Illinois	11.9	13.9
New York	10.0	8.5
New Jersey	9.0	5.9
Connecticut	7.9	7.4
Pennsylvania	6.5	4.3
Top Five Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	33.2	34.6
Special Tax	12.3	12.9
Health Care	11.2	9.6
Electric Utilities	10.6	12.0
Transportation	10.3	8.9
Weighted Average Maturity as of June 30, 2014
		6 months ago
Years	0.9	1.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2014
6 months ago
Years	0.9	1.3

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2014	As of December 31, 2013
AAA 5.4%	AAA 7.3%
AA,A 81.6%	AA,A 78.1%
BBB 9.6%	BBB 10.6%
BB and Below 0.8%	BB and Below 0.0%
Short-Term Investments and Net Other Assets 2.6%	Short-Term Investments and Net Other Assets 4.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Municipal Income 2015 Fund

Investments June 30, 2014

Showing Percentage of Net Assets

Municipal Bonds - 97.4%
	Principal Amount	Value
Arizona - 4.8%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 D, 4% 7/1/15	$ 100,000	$ 103,549
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/15	910,000	952,251
Northern Arizona Univ. Revs. Series 2012, 3% 6/1/15 (FSA Insured)	200,000	204,890
Phoenix Civic Impt. Board Arpt. Rev. Series 2010 A, 5% 7/1/15	1,750,000	1,832,145
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A, 5% 7/1/15	870,000	911,551
Pima County Swr. Sys. Rev. Series 2011 B, 5% 7/1/15	310,000	324,713
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/15	350,000	363,108
		4,692,207
California - 4.5%
California Gen. Oblig. 5% 6/1/15	250,000	261,083
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/15	2,000,000	2,096,560
Los Angeles Unified School District Series 2011 A1, 5% 7/1/15	750,000	786,210
Palm Springs Unified School District Series 2011, 4% 8/1/15	1,000,000	1,041,560
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor and Gamble Proj.) Series 2009, 5% 7/1/15	200,000	208,732
		4,394,145
Connecticut - 7.9%
Bridgeport Gen. Oblig. Series 2013 A, 5% 8/15/15	1,500,000	1,571,955
Connecticut Health & Edl. Facilities Auth. Rev.:
(Hartford HealthCare Proj.) Series A, 4% 7/1/15	1,000,000	1,029,010
Series 2007 I, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	781,215
Hartford Gen. Oblig. Series 2005 A:
5.25% 8/1/15 (Escrowed to Maturity)	720,000	759,370
5.25% 8/1/15 (FSA Insured)	615,000	647,527
Naugatuck Ctfs. of Prtn. (Naugatuck Incineration Facilities Proj.) Series 2014 A, 5% 6/15/15 (b)	800,000	834,624
New Haven Gen. Oblig. Series 2013 A, 5% 8/1/15	2,000,000	2,095,720
		7,719,421
Florida - 5.6%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 4% 7/1/15	1,000,000	1,037,320
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Citizens Property Ins. Corp. Series 2010 A1, 5% 6/1/15	$ 150,000	$ 156,438
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/15	500,000	523,985
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2005 A, 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	360,000	375,991
Series 2009 B, 5% 6/1/15	500,000	522,210
Florida Muni. Pwr. Agcy. Rev. (St. Lucie Proj.) Series 2011 A, 4% 4/1/15	500,000	513,745
Miami-Dade County Pub. Facilities Rev. Series 2005 B, 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	783,038
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/15 (b)	1,000,000	1,059,110
Port Saint Lucie Gen. Oblig. Series 2014, 2% 7/1/15	505,000	513,570
		5,485,407
Georgia - 0.2%
Georgia Muni. Elec. Auth. Pwr. Rev. Series A, 4% 1/1/15	200,000	203,674
Hawaii - 1.6%
Hawaii Arpts. Sys. Rev. Series 2011, 4% 7/1/15 (b)	500,000	518,560
Hawaii Gen. Oblig. Series DR, 5% 6/1/15	1,000,000	1,044,330
		1,562,890
Illinois - 11.9%
Chicago O'Hare Int'l. Arpt. Rev. Series B, 4% 1/1/15	200,000	203,674
Granite City Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 0.7%, tender 5/1/15 (a)(b)	1,000,000	1,000,410
Illinois Gen. Oblig.:
Series 2005, 5% 4/1/15 (AMBAC Insured)	1,500,000	1,552,155
Series 2010, 5% 1/1/15	275,000	281,353
Series 2013, 4% 7/1/15	1,500,000	1,554,450
Illinois Reg'l. Trans. Auth. Series 2002 A, 5.75% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,015,000	1,070,937
Illinois Sales Tax Rev.:
Series 2010, 5% 6/15/15	250,000	261,483
Series 2013, 4% 6/15/15	2,000,000	2,072,880
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A, 5% 6/15/15	$ 2,000,000	$ 2,092,640
Railsplitter Tobacco Settlement Auth. Rev. Series 2010, 5% 6/1/15	1,560,000	1,621,542
		11,711,524
Indiana - 2.3%
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series F, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,046,430
Indianapolis Thermal Energy Sys. Bonds Series 2013 B, 0.73%, tender 8/1/14 (a)	1,000,000	1,000,100
Purdue Univ. Rev. Series A, 5% 7/1/15	200,000	209,698
		2,256,228
Kentucky - 0.8%
Pikeville Hosp. Rev. Series 2011, 4% 3/1/15	750,000	764,828
Maryland - 0.6%
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012, 3% 7/1/15	520,000	532,828
Massachusetts - 5.0%
Easton Gen. Oblig. 5% 8/1/15 (FSA Insured)	600,000	631,122
Massachusetts Dev. Fin. Agcy. Rev. Series 2011 H, 5% 7/1/15	750,000	776,040
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. (Nuclear #6 Proj.) Series 2012 A, 5% 7/1/15	3,380,000	3,539,023
		4,946,185
Michigan - 2.3%
Detroit School District Series 2012 A, 5% 5/1/15	500,000	513,245
Grand Traverse County Hosp. Series 2011 A, 5% 7/1/15	750,000	785,205
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	950,000	986,395
		2,284,845
Missouri - 2.1%
Kansas City Spl. Oblig. 2% 9/1/15	270,000	275,349
Saint Louis Arpt. Rev. Series 2013, 4% 7/1/15	1,705,000	1,767,250
		2,042,599
Municipal Bonds - continued
	Principal Amount	Value
Nevada - 6.5%
Clark County Arpt. Rev.:
Series 2008 E, 5% 7/1/15	$ 20,000	$ 20,972
Series 2010 D, 5% 7/1/15	1,280,000	1,342,195
Series 2013 C1, 2.5% 7/1/15 (b)	380,000	388,447
5% 7/1/15 (b)	1,500,000	1,571,340
Clark County Fuel Tax Series 2008, 5% 6/1/15 (Escrowed to Maturity)	175,000	182,691
Clark County School District Series 2012 A, 5% 6/15/15	2,000,000	2,091,660
Nevada Gen. Oblig. Series 2011 E, 4% 6/1/15	700,000	724,661
		6,321,966
New Jersey - 9.0%
Atlantic City Gen. Oblig. Series 2005, 4.5% 8/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	225,000	233,849
New Jersey Ctfs. of Prtn. Series 2008 A, 5% 6/15/15	625,000	652,231
New Jersey Econ. Dev. Auth. Rev.:
Series 2012 G, 0.64% 2/1/15 (a)	2,200,000	2,200,770
Series 2012, 5% 6/15/15	1,780,000	1,854,244
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/15	1,975,000	2,065,692
New Jersey Trans. Trust Fund Auth. Series 2011 B, 5% 6/15/15	1,635,000	1,708,003
Stafford Township Board Ed. 4.25% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	156,414
		8,871,203
New Mexico - 3.4%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (a)	2,355,000	2,397,390
New Mexico Severance Tax Rev. Series 2011 A2, 5% 7/1/15	900,000	943,542
		3,340,932
New York - 10.0%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2010 A:
4% 5/1/15 (Escrowed to Maturity)	100,000	103,209
5% 5/1/15 (Escrowed to Maturity)	1,830,000	1,903,859
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011, 5% 7/1/15	730,000	763,441
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 4% 7/1/15	500,000	517,490
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.:
Series 2006 D, 5% 8/1/15	$ 440,000	$ 463,069
Series 2010 E, 5% 8/1/15	300,000	315,729
Series 2011 A, 3% 8/1/15	100,000	103,090
New York City Trust Cultural Resources Rev. Bonds Series 2009 C, 2.1%, tender 7/1/15 (a)	1,250,000	1,271,325
New York Dorm. Auth. Revs.:
Series 2010 A, 5% 7/1/15	1,420,000	1,485,931
Series 2012 A:
3% 7/1/15	235,000	241,366
5% 5/1/15	1,000,000	1,037,290
Saratoga County Cap. Resources Rev. Series A, 3% 7/1/15	380,000	390,294
St. Lawrence County Individual Dev. Agcy. Civic Facilities Rev. 4% 7/1/15	100,000	103,651
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/15	500,000	522,070
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A, 5% 6/1/15	575,000	591,704
		9,813,518
North Carolina - 0.9%
Dare County Ctfs. of Prtn. Series 2012 B, 3% 6/1/15	795,000	815,551
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2010 A, 5% 1/1/15	100,000	102,325
		917,876
Ohio - 3.4%
Columbus Gen. Oblig. Series 2005 B, 5% 6/15/15	500,000	523,210
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4% 6/15/15	1,045,000	1,073,560
Hamilton County Hosp. Facilities Rev. Series 2014, 4% 2/1/15	400,000	408,420
Kent State Univ. Revs. Series 2012 A, 5% 5/1/15	300,000	312,006
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2010 A, 3.375%, tender 7/1/15 (a)	1,000,000	1,020,640
		3,337,836
Oregon - 0.5%
Portland Gen. Oblig. Series 2010 A, 4% 6/1/15	500,000	517,705
Pennsylvania - 6.5%
Allegheny County Hosp. Dev. Auth. Rev. Series 2008 B, 4% 6/15/15	1,275,000	1,322,086
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/15 (FSA Insured)	$ 250,000	$ 260,895
Indiana County Hosp. Auth. Series 2014 A, 4% 6/1/15	105,000	107,704
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/15	500,000	515,845
Pennsylvania Indl. Dev. Auth. Rev. Series 2012, 5% 7/1/15	820,000	858,491
Philadelphia Gas Works Rev. Seventeenth Series, 5.375% 7/1/15 (FSA Insured)	500,000	522,560
Philadelphia Gen. Oblig. Series 2013 A, 5% 7/15/15	700,000	733,768
Philadelphia Redev. Auth. Rev. Series 2012, 5% 4/15/15	1,200,000	1,238,496
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/15	750,000	781,628
		6,341,473
Texas - 5.0%
Denton Independent School District Series 2011, 5% 8/15/15	500,000	526,990
El Paso Independent School District Series 2008 A, 5% 2/15/15	100,000	103,001
Houston Arpt. Sys. Rev.:
Series 2011 B, 5% 7/1/15	580,000	607,405
Series A, 5% 7/1/15	125,000	130,945
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2008, 5% 5/15/15 (Berkshire Hathaway Assurance Corp. Insured)	435,000	453,344
Series 2010, 5% 5/15/15	500,000	520,370
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/15	500,000	523,470
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (a)	1,000,000	1,003,620
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/15	1,000,000	1,052,430
		4,921,575
Washington - 2.1%
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/15	500,000	521,320
Washington Gen. Oblig. Series R 2012A, 5% 7/1/15	1,425,000	1,493,942
		2,015,262
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - 0.5%
Milwaukee Swr. Rev. Series S1, 3% 6/1/15	$ 500,000	$ 513,060
TOTAL INVESTMENT PORTFOLIO - 97.4% (Cost $94,869,104)	95,509,187
NET OTHER ASSETS (LIABILITIES) - 2.6%	2,598,384
NET ASSETS - 100%	$ 98,107,571
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	33.2%
Special Tax	12.3%
Health Care	11.2%
Electric Utilities	10.6%
Transportation	10.3%
Education	6.9%
Others* (Individually Less Than 5%)	15.5%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $94,869,104)		$ 95,509,187
Cash		1,686,003
Interest receivable		1,306,989
Other receivables		173
Total assets		98,502,352

Liabilities
Payable for fund shares redeemed	$ 333,202
Distributions payable	9,727
Accrued management fee	24,974
Transfer agent fees payable	24,996
Distribution and service plan fees payable	1,882
Total liabilities		394,781

Net Assets		$ 98,107,571
Net Assets consist of:
Paid in capital		$ 97,511,032
Undistributed net investment income		3,472
Accumulated undistributed net realized gain (loss) on investments		(47,016)
Net unrealized appreciation (depreciation) on investments		640,083
Net Assets		$ 98,107,571

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2015 Fund

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,693,830 ÷ 848,932 shares)	$ 10.24

Maximum offering price per share (100/97.25 of $10.24)	$ 10.53
Municipal Income 2015: Net Asset Value, offering price and redemption price per share ($81,358,419 ÷ 7,944,439 shares)	$ 10.24

Institutional Class: Net Asset Value, offering price and redemption price per share ($8,055,322 ÷ 786,564 shares)	$ 10.24

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended June 30, 2014

Investment Income
Interest		$ 1,112,754

Expenses
Management fee	$ 284,067
Transfer agent fees	94,697
Distribution and service plan fees	23,942
Independent trustees' compensation	357
Miscellaneous	159
Total expenses before reductions	403,222
Expense reductions	(977)	402,245
Net investment income (loss)		710,509
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(44,106)
Change in net unrealized appreciation (depreciation) on investment securities		168,389
Net gain (loss)		124,283
Net increase (decrease) in net assets resulting from operations		$ 834,792

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2015 Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended June 30, 2014	Year ended June 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 710,509	$ 628,115
Net realized gain (loss)	(44,106)	-
Change in net unrealized appreciation (depreciation)	168,389	(131,811)
Net increase (decrease) in net assets resulting from operations	834,792	496,304
Distributions to shareholders from net investment income	(710,520)	(628,090)
Share transactions - net increase (decrease)	17,950,493	24,417,681
Redemption fees	1,545	17
Total increase (decrease) in net assets	18,076,310	24,285,912

Net Assets
Beginning of period	80,031,261	55,745,349
End of period (including undistributed net investment income of $3,472 and undistributed net investment income of $3,484, respectively)	$ 98,107,571	$ 80,031,261

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended June 30,	2014	2013	2012	2011F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.23	$ 10.23	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.054	.074	.095	.005
Net realized and unrealized gain (loss)	.010	- H	.191	.039
Total from investment operations	.064	.074	.286	.044
Distributions from net investment income	(.054)	(.074)	(.096)	(.004)
Redemptions fees added to paid in capital E	-H	-H	-	-
Net asset value, end of period	$ 10.24	$ 10.23	$ 10.23	$ 10.04
Total Return B, C, D	.63%	.72%	2.86%	.44%
Ratios to Average Net Assets G
Expenses before reductions	.65%	.65%	.65%	.65%A
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65%A
Expenses net of all reductions	.65%	.65%	.65%	.63%A
Net investment income (loss)	.53%	.72%	.94%	.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,694	$ 8,662	$ 5,045	$ 3,027
Portfolio turnover rate	10%	0%	3%	0% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Municipal Income 2015

Years ended June 30,	2014	2013	2012	2011E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.23	$ 10.23	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.079	.099	.120	.007
Net realized and unrealized gain (loss)	.011	.001 I	.192	.040
Total from investment operations	.090	.100	.312	.047
Distributions from net investment income	(.080)	(.100)	(.122)	(.007)
Redemption fees added to paid in capital D	-G	-G	-	-
Net asset value, end of period	$ 10.24	$ 10.23	$ 10.23	$ 10.04
Total Return B, C	.88%	.98%	3.12%	.47%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%	.40%	.40%	.39%A
Net investment income (loss)	.78%	.97%	1.19%	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 81,358	$ 65,379	$ 46,034	$ 10,456
Portfolio turnover rate	10%	0%	3%	0% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the Investments of the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended June 30,	2014	2013	2012	2011F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.23	$ 10.23	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.079	.099	.121	.007
Net realized and unrealized gain (loss)	.011	.001 E	.191	.040
Total from investment operations	.090	.100	.312	.047
Distributions from net investment income	(.080)	(.100)	(.122)	(.007)
Redemption fees added to paid in capital D	- H	- H	-	-
Net asset value, end of period	$ 10.24	$ 10.23	$ 10.23	$ 10.04
Total ReturnB, C	.88%	.98%	3.12%	.47%
Ratios to Average Net Assets G
Expenses before reductions	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%	.40%	.40%	.39%A
Net investment income (loss)	.78%	.97%	1.19%	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,055	$ 5,990	$ 4,667	$ 2,572
Portfolio turnover rate	10%	0%	3%	0% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2017 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2014	Past 1 year	Life of fund A
Fidelity Municipal Income 2017 Fund	3.06%	3.29%

A From May 19, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Municipal Income 2017 Fund, a class of the fund, on May 19, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Municipal Bond Index performed over the same period.

Annual Report

Fidelity Municipal Income 2017 Fund

Investment Changes (Unaudited)

Top Five States as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Florida	12.3	10.6
California	11.9	13.2
Illinois	6.5	6.2
Pennsylvania	6.4	7.1
New York	6.2	5.6
Top Five Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	35.2	31.6
Health Care	12.8	13.7
Electric Utilities	9.9	10.5
Transportation	9.2	9.7
Special Tax	8.7	8.7
Weighted Average Maturity as of June 30, 2014
		6 months ago
Years	2.9	3.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2014
6 months ago
Years	2.5	3.0

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2014	As of December 31, 2013
AAA 2.1%	AAA 3.2%
AA,A 76.8%	AA,A 76.8%
BBB 10.8%	BBB 12.8%
BB and Below 0.6%	BB and Below 0.0%
Not Rated 1.1%	Not Rated 0.0%
Short-Term Investments and Net Other Assets 8.6%	Short-Term Investments and Net Other Assets 7.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Municipal Income 2017 Fund

Investments June 30, 2014

Showing Percentage of Net Assets

Municipal Bonds - 90.2%
	Principal Amount	Value
Alabama - 1.6%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/17	$ 475,000	$ 457,568
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.65%, tender 3/20/17 (a)	1,000,000	1,005,560
		1,463,128
Arizona - 1.1%
Arizona School Facilities Board Ctfs. of Prtn. Series 2013 A2, 5% 9/1/17	150,000	169,374
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2011, 5% 7/1/17	500,000	564,555
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/17	250,000	282,103
		1,016,032
California - 11.9%
California Gen. Oblig. 5% 3/1/17	215,000	240,299
California Pub. Works Board Lease Rev.:
Series 2009 A, 4.75% 4/1/17	600,000	665,760
Series B, 5% 6/1/17 (Escrowed to Maturity)	600,000	677,742
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/17	1,000,000	1,133,260
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 4% 3/1/17	1,000,000	1,081,320
Los Angeles Unified School District:
Series 2011 A1, 4% 7/1/17	500,000	550,060
Series 2014 A, 5% 7/1/17	2,000,000	2,259,500
Modesto Irrigation District Elec. Rev. Series 2011 A, 5% 7/1/17	250,000	281,800
Newport Beach Rev. Series 2009 A, 5% 12/1/17 (Escrowed to Maturity)	500,000	571,975
Northern California Pwr. Agcy. Rev. Series 2010 A, 5% 6/1/17	500,000	558,310
Oakland Gen. Oblig. Series 2012, 5% 1/15/17	285,000	315,489
Palm Springs Fing. Auth. Lease (Downtown Revitalization Proj.) Series 2012 B, 4% 6/1/17	1,390,000	1,503,090
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A, 4% 6/1/17	150,000	160,997
San Pablo Calif Redev. Agcy. Series 2014 A, 4% 6/15/17 (FSA Insured)	285,000	310,924
Stockton Unified School District Gen. Oblig. 4% 7/1/17 (FSA Insured)	400,000	435,188
West Contra Costa Unified School District 5% 8/1/17 (FSA Insured)	300,000	336,765
		11,082,479
Municipal Bonds - continued
	Principal Amount	Value
Colorado - 0.5%
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/17	$ 420,000	$ 469,753
Connecticut - 2.0%
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (a)	465,000	473,882
Series D, 5% 7/1/17	1,000,000	1,112,380
Series I, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	275,000	306,939
		1,893,201
Florida - 12.3%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/17	500,000	562,170
Citizens Property Ins. Corp.:
Series 2007 A, 5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	83,424
Series 2009 A1, 5.5% 6/1/17	10,000	11,334
Series 2010 A1:
5% 6/1/17 (FSA Insured)	350,000	392,214
5.25% 6/1/17	1,930,000	2,174,242
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/17	600,000	676,320
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A, 5% 2/1/17	200,000	213,334
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/17	1,000,000	1,123,710
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/17	1,000,000	1,127,840
Orlando Utils. Commission Util. Sys. Rev. Series 2009 C, 5% 10/1/17	1,000,000	1,137,690
Palm Beach County School Board Ctfs. of Prtn. Series 2014 B, 5% 8/1/17	2,000,000	2,257,480
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/17 (b)	500,000	558,915
Port Saint Lucie Gen. Oblig. Series 2014, 4% 7/1/17	350,000	384,934
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/17	255,000	290,376
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/17	$ 190,000	$ 215,910
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/17	200,000	225,356
		11,435,249
Georgia - 3.5%
Atlanta Arpt. Rev. Series 2011 A, 5% 1/1/17	270,000	299,228
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 1.375%, tender 4/4/17 (a)	1,070,000	1,077,661
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/17	250,000	277,063
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2008, 4% 1/1/17	100,000	108,379
Series 2010, 5% 4/1/17	350,000	390,733
Series A, 5.25% 1/1/17	440,000	490,464
Series GG, 5% 1/1/17	515,000	570,615
		3,214,143
Illinois - 6.5%
Chicago Gen. Oblig.:
Series A, 5.5% 1/1/17	300,000	331,998
5% 1/1/17 (AMBAC Insured)	650,000	706,329
Chicago Park District Gen. Oblig.:
Series 2011 C, 5% 1/1/17	345,000	382,619
Series 2011 D, 5% 1/1/17	500,000	554,520
Illinois Fin. Auth. Rev.:
Series 2009 B, 5% 7/1/17	215,000	241,598
Series 2011 A1, 4% 4/1/17	90,000	97,725
Series 2013, 5% 5/15/17	295,000	319,960
Illinois Gen. Oblig.:
Series 2009, 4% 4/1/17	500,000	537,395
Series 2012, 5% 3/1/17	1,000,000	1,099,220
Series 2014, 4% 2/1/17	1,000,000	1,071,650
Illinois Health Facilities Auth. Rev. Series 2003 A, 5% 5/15/17 (FSA Insured)	250,000	273,425
Illinois Sales Tax Rev.:
Series 2010, 5% 6/15/17	135,000	150,742
5.5% 6/15/17 (FGIC Insured)	75,000	85,068
Metropolitan Pier & Exposition (McCormick Place Expansion Proj.) Series 2002 B, 5.2% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	125,000	137,878
		5,990,127
Municipal Bonds - continued
	Principal Amount	Value
Indiana - 0.8%
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (a)	$ 500,000	$ 510,185
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 4% 7/15/17	200,000	217,632
		727,817
Maryland - 1.2%
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2012, 4% 7/1/17	500,000	542,440
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012, 4% 7/1/17	545,000	593,788
		1,136,228
Massachusetts - 3.8%
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. (Emerson College Proj.) Series 2006 A, 5% 1/1/17	850,000	913,036
Massachusetts Dev. Fin. Agcy. Rev. Series 2011 H, 5% 7/1/17	500,000	543,540
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 1.6%, tender 5/1/17 (a)(b)	850,000	858,951
Massachusetts Gen. Oblig. Series 2011 B, 5% 8/1/17	1,000,000	1,132,990
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/17	100,000	112,434
		3,560,951
Michigan - 5.6%
Detroit School District Series 2012 A, 5% 5/1/17	1,500,000	1,623,510
Michigan Fin. Auth. Rev. Series 2012 A, 5% 6/1/17	1,000,000	1,094,520
Michigan Technological Univ. Series 2008, 5.25% 10/1/17 (Escrowed to Maturity)	225,000	258,487
Rochester Cmnty. School District 4% 5/1/17	2,000,000	2,186,240
		5,162,757
Minnesota - 1.2%
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C, 5.5% 7/1/17	1,000,000	1,130,210
Missouri - 1.3%
Kansas City Spl. Oblig. 3% 9/1/17	350,000	372,064
Saint Louis Arpt. Rev. Series 2013, 5% 7/1/17	730,000	816,848
		1,188,912
Municipal Bonds - continued
	Principal Amount	Value
Nebraska - 0.6%
Nebraska Pub. Pwr. District Rev. Series 2012 A, 5% 1/1/17	$ 500,000	$ 554,390
Nevada - 3.7%
Clark County Arpt. Rev. 5% 7/1/17 (b)	1,000,000	1,117,710
Clark County School District Series 2014 A, 5.5% 6/15/17	2,000,000	2,275,395
		3,393,105
New Jersey - 5.8%
New Jersey Bldg. Auth. State Bldg. Rev. Series 2013 A, 5% 6/15/17	1,000,000	1,117,230
New Jersey Econ. Dev. Auth. Lease (College Avenue Redev. Proj.) Series 2013, 4% 6/15/17	500,000	548,400
New Jersey Econ. Dev. Auth. Rev. Series 2012, 5% 6/15/17	1,580,000	1,758,366
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/17	610,000	677,978
New Jersey Gen. Oblig. Series Q, 5% 8/15/17	300,000	337,320
New Jersey Health Care Facilities Fing. Auth. Rev. 4% 7/1/17	100,000	107,385
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4% 6/15/17	290,000	315,137
Series 2011 B, 5% 6/15/17	500,000	557,840
		5,419,656
New York - 6.2%
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 3% 7/1/17	500,000	527,150
(Univ. Hosp. Proj.) Series 2012, 4% 7/1/17	325,000	349,495
New York City Gen. Oblig. Series 2011 B, 5% 8/1/17	1,680,000	1,894,637
New York Dorm. Auth. Revs. Series 2008 D, 5.25% 8/15/17 (FSA Insured)	395,000	448,732
New York Thruway Auth. Gen. Rev. Series 2014 J, 5% 1/1/17	1,000,000	1,105,620
New York Thruway Auth. Personal Income Tax Rev. Series 2009 A, 5% 3/15/17	100,000	111,852
Rockland County Gen. Oblig. Series 2014 A, 5% 3/1/17 (FSA Insured)	225,000	246,888
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/17	200,000	224,996
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/17	710,000	798,480
		5,707,850
Municipal Bonds - continued
	Principal Amount	Value
North Carolina - 0.9%
Dare County Ctfs. of Prtn. Series 2012 B, 4% 6/1/17	$ 385,000	$ 420,378
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2011 A, 5% 1/1/17 (Escrowed to Maturity)	395,000	438,592
		858,970
Ohio - 2.6%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1, 5% 6/1/17	100,000	108,975
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4% 6/15/17	1,000,000	1,065,600
Franklin County Hosp. Rev. Series 2011 A, 5% 11/15/17	125,000	141,645
Hamilton County Health Care Facilities Rev. 5% 6/1/17	75,000	82,924
Hamilton County Hosp. Facilities Rev. Series 2014, 4% 2/1/17	375,000	402,859
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/17	575,000	636,410
		2,438,413
Pennsylvania - 6.4%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/17 (FSA Insured)	300,000	332,970
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 A, 2.15% 3/1/17	1,000,000	995,620
Commonwealth Fing. Auth. Rev. Series 2013 A2, 4% 6/1/17	250,000	270,340
Indiana County Hosp. Auth. Series 2014 A, 4% 6/1/17	200,000	212,188
Monroeville Fin. Auth. UPMC Rev. Series 2012, 4% 2/15/17	1,000,000	1,082,420
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/17	1,240,000	1,361,309
Philadelphia Gas Works Rev. Series 1998 A, 5.25% 8/1/17	500,000	560,035
Philadelphia Wtr. & Wastewtr. Rev. 5% 7/1/17	1,000,000	1,120,860
		5,935,742
Pennsylvania, New Jersey - 0.6%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2012 A, 3% 7/1/17	565,000	593,120
Municipal Bonds - continued
	Principal Amount	Value
Rhode Island - 1.2%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 4% 5/15/17	$ 1,000,000	$ 1,073,090
South Carolina - 0.2%
South Carolina Pub. Svc. Auth. Rev. Series 2010 B, 5% 1/1/17	130,000	144,073
Tennessee - 1.4%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2011 A1, 5% 7/1/17 (b)	1,130,000	1,258,402
Texas - 2.6%
Corpus Christi Util. Sys. Rev. Series 2013, 5% 7/15/17	100,000	112,273
Denton Independent School District Series 2011, 5% 8/15/17	500,000	565,665
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/17	360,000	404,420
Lower Colorado River Auth. Transmission Contract Rev. 5% 5/15/17	100,000	111,637
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/17	500,000	560,430
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/17	500,000	563,715
Tyler Health Facilities Dev. Corp. Hosp. Rev. Series 2007 A, 5% 7/1/17	100,000	109,441
		2,427,581
Utah - 0.4%
Utah State Board of Regents Rev. Series 2011 B, 5% 8/1/17	345,000	387,169
Washington - 3.7%
Energy Northwest Elec. Rev. Series 2014 A, 5% 7/1/17	1,000,000	1,129,110
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/17 (b)	500,000	553,130
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/17	1,025,000	1,136,090
Washington Gen. Oblig. Series 2008 B, 5% 7/1/17 (FSA Insured)	235,000	265,341
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/17	270,000	304,943
		3,388,614
Wisconsin - 0.6%
Milwaukee Swr. Rev. Series S1, 4% 6/1/17	500,000	543,530
TOTAL MUNICIPAL BONDS (Cost $82,222,737)		83,594,692
Municipal Notes - 1.2%
	Principal Amount	Value
Kentucky - 1.2%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17 (Cost $1,083,068)	$ 1,000,000	$ 1,112,690
TOTAL INVESTMENT PORTFOLIO - 91.4% (Cost $83,305,805)		84,707,382
NET OTHER ASSETS (LIABILITIES) - 8.6%		8,012,107
NET ASSETS - 100%		$ 92,719,489
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	35.2%
Health Care	12.8%
Electric Utilities	9.9%
Transportation	9.2%
Special Tax	8.7%
Others (Individually Less Than 5%)	15.6%
Net Other Assets	8.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2017 Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $83,305,805)		$ 84,707,382
Cash		8,716,998
Receivable for fund shares sold		808,463
Interest receivable		999,534
Other receivables		601
Total assets		95,232,978

Liabilities
Payable for investments purchased	$ 2,371,590
Payable for fund shares redeemed	84,627
Distributions payable	12,630
Accrued management fee	22,036
Transfer agent fees payable	20,943
Distribution and service plan fees payable	1,663
Total liabilities		2,513,489

Net Assets		$ 92,719,489
Net Assets consist of:
Paid in capital		$ 91,353,757
Distributions in excess of net investment income		(4,046)
Accumulated undistributed net realized gain (loss) on investments		(31,799)
Net unrealized appreciation (depreciation) on investments		1,401,577
Net Assets		$ 92,719,489

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2017 Fund

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,162,283 ÷ 773,913 shares)	$ 10.55

Maximum offering price per share (100/97.25 of $10.55)	$ 10.85
Municipal Income 2017: Net Asset Value, offering price and redemption price per share ($68,930,569 ÷ 6,536,255 shares)	$ 10.55

Institutional Class: Net Asset Value, offering price and redemption price per share ($15,626,637 ÷ 1,481,763 shares)	$ 10.55

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended June 30, 2014

Investment Income
Interest		$ 1,112,703

Expenses
Management fee	$ 201,154
Transfer agent fees	67,047
Distribution and service plan fees	17,290
Independent trustees' compensation	246
Miscellaneous	106
Total expenses before reductions	285,843
Expense reductions	(1,397)	284,446
Net investment income (loss)		828,257
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(31,757)
Change in net unrealized appreciation (depreciation) on investment securities		1,113,821
Net gain (loss)		1,082,064
Net increase (decrease) in net assets resulting from operations		$ 1,910,321

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2017 Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended June 30, 2014	Year ended June 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 828,257	$ 638,724
Net realized gain (loss)	(31,757)	(42)
Change in net unrealized appreciation (depreciation)	1,113,821	(579,943)
Net increase (decrease) in net assets resulting from operations	1,910,321	58,739
Distributions to shareholders from net investment income	(829,746)	(637,272)
Distributions to shareholders from net realized gain	(5,852)	(42,129)
Total distributions	(835,598)	(679,401)
Share transactions - net increase (decrease)	41,533,513	15,576,147
Redemption fees	330	333
Total increase (decrease) in net assets	42,608,566	14,955,818

Net Assets
Beginning of period	50,110,923	35,155,105
End of period (including distributions in excess of net investment income of $4,046 and undistributed net investment income of $3,296, respectively)	$ 92,719,489	$ 50,110,923

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended June 30,	2014	2013	2012	2011F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.37	$ 10.47	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.106	.128	.150	.012
Net realized and unrealized gain (loss)	.183	(.087)	.480	(.011)
Total from investment operations	.289	.041	.630	.001
Distributions from net investment income	(.108)	(.129)	(.150)	(.011)
Distributions from net realized gain	(.001)	(.012)	-	-
Total distributions	(.109)	(.141)	(.150)	(.011)
Redemption fees added to paid in capital E	-H	-H	-H	-
Net asset value, end of period	$ 10.55	$ 10.37	$ 10.47	$ 9.99
Total ReturnB, C, D	2.80%	.38%	6.34%	.01%
Ratios to Average Net Assets G
Expenses before reductions	.65%	.65%	.65%	.65%A
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65%A
Expenses net of all reductions	.65%	.65%	.65%	.63%A
Net investment income (loss)	1.01%	1.22%	1.45%	1.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,162	$ 4,973	$ 3,986	$ 2,618
Portfolio turnover rate	0%	0%	5%	0% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Municipal Income 2017

Years ended June 30,	2014	2013	2012	2011E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.37	$ 10.47	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.132	.155	.176	.014
Net realized and unrealized gain (loss)	.183	(.088)	.480	(.010)
Total from investment operations	.315	.067	.656	.004
Distributions from net investment income	(.134)	(.155)	(.176)	(.014)
Distributions from net realized gain	(.001)	(.012)	-	-
Total distributions	(.135)	(.167)	(.176)	(.014)
Redemption fees added to paid in capital D	- G	- G	- G	-
Net asset value, end of period	$ 10.55	$ 10.37	$ 10.47	$ 9.99
Total Return B, C	3.06%	.63%	6.61%	.04%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%	.40%	.40%	.39%A
Net investment income (loss)	1.26%	1.47%	1.70%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 68,931	$ 38,747	$ 27,328	$ 6,801
Portfolio turnover rate	0%	0%	5%	0% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended June 30,	2014	2013	2012	2011E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.37	$ 10.47	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.132	.155	.176	.015
Net realized and unrealized gain (loss)	.183	(.088)	.480	(.011)
Total from investment operations	.315	.067	.656	.004
Distributions from net investment income	(.134)	(.155)	(.176)	(.014)
Distributions from net realized gain	(.001)	(.012)	-	-
Total distributions	(.135)	(.167)	(.176)	(.014)
Redemption fees added to paid in capital D	- G	- G	- G	-
Net asset value, end of period	$ 10.55	$ 10.37	$ 10.47	$ 9.99
Total Return B, C	3.06%	.63%	6.61%	.04%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%	.40%	.40%	.39%A
Net investment income (loss)	1.26%	1.47%	1.70%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,627	$ 6,391	$ 3,841	$ 2,500
Portfolio turnover rate	0%	0%	5%	0% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2019 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2014	Past 1 year	Life of fund A
Fidelity Municipal Income 2019 Fund	4.32%	4.50%

A From May 19, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Municipal Income 2019 Fund, a class of the fund, on May 19, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Municipal Bond Index performed over the same period.

Annual Report

Fidelity Municipal Income 2019 Fund

Investment Changes (Unaudited)

Top Five States as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
New York	21.3	15.7
Florida	15.3	17.5
Illinois	6.8	8.8
Pennsylvania	6.5	4.9
Massachusetts	6.4	2.8
Top Five Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	34.5	28.5
Special Tax	17.4	17.5
Health Care	10.8	9.7
Transportation	10.3	13.5
Education	7.8	8.6
Weighted Average Maturity as of June 30, 2014
		6 months ago
Years	4.9	5.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2014
6 months ago
Years	4.4	4.5

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2014	As of December 31, 2013
AAA 3.6%	AAA 7.5%
AA,A 88.1%	AA,A 78.9%
BBB 5.0%	BBB 3.7%
Short-Term Investments and Net Other Assets 3.3%	Short-Term Investments and Net Other Assets 9.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Municipal Income 2019 Fund

Investments June 30, 2014

Showing Percentage of Net Assets

Municipal Bonds - 96.7%
	Principal Amount	Value
Arizona - 4.1%
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Projs.) Series 2012 B, 5% 6/1/19	$ 270,000	$ 315,136
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series 2009 A, 5% 7/1/19	645,000	730,959
Scottsdale Muni. Property Corp. Excise Tax Rev. Series 2006, 5% 7/1/19	600,000	704,478
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/19	500,000	560,345
		2,310,918
California - 5.3%
California Econ. Recovery Series A, 4.6% 7/1/19	1,040,000	1,211,465
California Gen. Oblig. 5.5% 4/1/19	500,000	598,090
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	581,510
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) Series 2009, 5% 7/1/19	335,000	381,518
Washington Township Health Care District Gen. Oblig. Series 2013 B, 4% 8/1/19	220,000	243,835
		3,016,418
Connecticut - 0.9%
Connecticut Health & Edl. Facilities Auth. Rev. Series 2012 J, 4% 7/1/19	450,000	495,275
Florida - 15.3%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/19	1,000,000	1,168,340
Citizens Property Ins. Corp. Series 2011 A1, 5% 6/1/19	255,000	295,267
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/19	500,000	585,220
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/19	800,000	936,776
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A, 5% 2/1/19	455,000	495,877
Florida of Board Governors Atlantic Univ. Parking Facility Series 2013 A, 5% 7/1/19	1,515,000	1,758,930
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/19	1,000,000	1,168,340
Palm Beach County School Board Ctfs. of Prtn. Series 2014 B, 4% 8/1/19	975,000	1,091,708
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/19 (b)	$ 500,000	$ 570,565
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/19	500,000	590,700
		8,661,723
Georgia - 2.2%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 2.2%, tender 4/2/19 (a)	1,000,000	1,013,540
Georgia Muni. Elec. Auth. Pwr. Rev. (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	200,000	233,332
		1,246,872
Illinois - 6.8%
Chicago O'Hare Int'l. Arpt. Rev. Series 2011 B, 5% 1/1/19	1,000,000	1,157,230
Illinois Fin. Auth. Rev. (Northshore Univ. HealthSystem Proj.) Series 2010, 5% 5/1/19	325,000	368,527
Illinois Gen. Oblig. Series 2012, 5% 3/1/19	1,000,000	1,124,790
Illinois Sales Tax Rev. Series 2013, 5% 6/15/19	1,000,000	1,164,810
		3,815,357
Indiana - 0.5%
Purdue Univ. Rev. Series A, 5% 7/1/19	250,000	295,123
Iowa - 1.7%
Ankeny Cmnty. School District Series 2011 A, 4% 6/1/19	870,000	957,418
Maryland - 2.0%
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/19 (b)	1,000,000	1,130,640
Massachusetts - 6.4%
Massachusetts Gen. Oblig. Series 2011 B, 5% 8/1/19	1,000,000	1,179,610
Massachusetts Spl. Oblig. Rev. Series 2005 A, 5.5% 6/1/19	2,000,000	2,410,000
		3,589,610
Michigan - 4.0%
Detroit School District Series 2012 A, 5% 5/1/19	1,000,000	1,113,960
West Ottawa Pub. School District Series 2012 B, 5% 5/1/19	1,000,000	1,160,870
		2,274,830
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - 2.8%
Hennepin County Sales Tax Rev. Series 2007 A, 5% 12/15/19	$ 595,000	$ 704,956
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1, 5% 1/1/19	785,000	899,202
		1,604,158
Missouri - 0.5%
Kansas City Spl. Oblig. 4% 9/1/19	250,000	278,030
New Jersey - 5.1%
New Jersey Econ. Dev. Auth. Rev.:
Series 2013 NN, 5% 3/1/19	105,000	119,854
Series 2014 PP, 5% 6/15/19	1,000,000	1,146,290
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/19	605,000	693,342
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/19	500,000	574,805
New Jersey Trans. Trust Fund Auth. Series 2003 B, 5.25% 12/15/19	300,000	350,271
		2,884,562
New Mexico - 1.2%
New Mexico Severance Tax Rev. Series 2010 B, 5% 7/1/19	600,000	702,894
New York - 21.3%
Nassau County Local Econ. Assistance Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 4% 7/1/19	250,000	274,153
New York City Gen. Oblig.:
Series 2013 J, 5% 8/1/19	2,000,000	2,341,000
5% 3/1/19	3,000,000	3,485,638
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2012 EE, 5% 6/15/19	500,000	586,835
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/19	1,000,000	1,165,900
New York Dorm. Auth. Personal Income Tax Rev. 5% 2/15/19	1,000,000	1,167,210
New York Metropolitan Trans. Auth. Rev. Series 2010 D, 5% 11/15/19	260,000	305,869
New York Thruway Auth. Gen. Rev. Series 2013 A, 5% 5/1/19	1,000,000	1,161,880
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
Rockland County Gen. Oblig. Series 2014 A, 5% 3/1/19 (FSA Insured)	$ 1,000,000	$ 1,134,760
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/19	350,000	408,552
		12,031,797
Ohio - 3.6%
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (First Energy Nuclear Generation Proj.) Series 2006 B, 4%, tender 6/3/19 (a)	1,000,000	1,067,070
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/19	825,000	941,193
		2,008,263
Pennsylvania - 6.5%
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2010 A, 5% 5/15/19	100,000	113,100
Indiana County Hosp. Auth. Series 2014 A, 4% 6/1/19	400,000	426,796
Pennsylvania Gen. Oblig. Series 2004, 5.375% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	175,000	208,535
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Tenth Series B, 5% 7/1/19 (FSA Insured)	100,000	111,969
Philadelphia Wtr. & Wastewtr. Rev. Series A, 5% 7/1/19	1,000,000	1,168,340
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/19	800,000	914,536
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/19	670,000	742,213
		3,685,489
Texas - 2.1%
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/19	500,000	581,030
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/19	500,000	584,980
		1,166,010
Virginia - 0.9%
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.875%, tender 5/16/19 (a)	500,000	502,875
Washington - 0.2%
Clark County Pub. Util. District #1 Generating Sys. Rev. Series 2010, 5% 1/1/19	110,000	126,673
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - 3.3%
Milwaukee Swr. Rev. Series S1, 5% 6/1/19	$ 1,000,000	$ 1,166,650
Wisconsin Health & Edl. Facilities Bonds Series 2013 B, 4%, tender 5/30/19 (a)	650,000	725,634
		1,892,284
TOTAL INVESTMENT PORTFOLIO - 96.7% (Cost $52,947,139)	54,677,219
NET OTHER ASSETS (LIABILITIES) - 3.3%	1,877,128
NET ASSETS - 100%	$ 56,554,347
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	34.5%
Special Tax	17.4%
Health Care	10.8%
Transportation	10.3%
Education	7.8%
Electric Utilities	7.7%
Water & Sewer	7.2%
Others* (Individually Less Than 5%)	4.3%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2019 Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $52,947,139)		$ 54,677,219
Cash		999,839
Receivable for fund shares sold		222,063
Interest receivable		721,168
Other receivables		184
Total assets		56,620,473

Liabilities
Payable for fund shares redeemed	$ 17,734
Distributions payable	19,762
Accrued management fee	13,840
Transfer agent fees payable	13,392
Distribution and service plan fees payable	1,398
Total liabilities		66,126

Net Assets		$ 56,554,347
Net Assets consist of:
Paid in capital		$ 54,865,086
Undistributed net investment income		2,102
Accumulated undistributed net realized gain (loss) on investments		(42,921)
Net unrealized appreciation (depreciation) on investments		1,730,080
Net Assets		$ 56,554,347

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

June 30, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,830,418 ÷ 636,072 shares)	$ 10.74

Maximum offering price per share (100/97.25 of $10.74)	$ 11.04
Municipal Income 2019: Net Asset Value, offering price and redemption price per share ($36,135,170 ÷ 3,365,046 shares)	$ 10.74

Institutional Class: Net Asset Value, offering price and redemption price per share ($13,588,759 ÷ 1,265,424 shares)	$ 10.74

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2019 Fund

Financial Statements - continued

Statement of Operations

	Year ended June 30, 2014

Investment Income
Interest		$ 1,030,769

Expenses
Management fee	$ 131,365
Transfer agent fees	43,781
Distribution and service plan fees	16,939
Independent trustees' compensation	162
Miscellaneous	72
Total expenses before reductions	192,319
Expense reductions	(650)	191,669
Net investment income (loss)		839,100
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		24,669
Change in net unrealized appreciation (depreciation) on investment securities		963,210
Net gain (loss)		987,879
Net increase (decrease) in net assets resulting from operations		$ 1,826,979

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended June 30, 2014	Year ended June 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 839,100	$ 714,821
Net realized gain (loss)	24,669	(64,475)
Change in net unrealized appreciation (depreciation)	963,210	(648,006)
Net increase (decrease) in net assets resulting from operations	1,826,979	2,340
Distributions to shareholders from net investment income	(839,107)	(714,821)
Share transactions - net increase (decrease)	19,707,336	5,395,588
Redemption fees	61	12
Total increase (decrease) in net assets	20,695,269	4,683,119

Net Assets
Beginning of period	35,859,078	31,175,959
End of period (including undistributed net investment income of $2,102 and undistributed net investment income of $2,109, respectively)	$ 56,554,347	$ 35,859,078

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended June 30,	2014	2013	2012	2011F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.50	$ 10.67	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.181	.199	.215	.017
Net realized and unrealized gain (loss)	.242	(.170)	.721	(.051)
Total from investment operations	.423	.029	.936	(.034)
Distributions from net investment income	(.183)	(.199)	(.215)	(.016)
Distributions from net realized gain	-	-	(.001)	-
Total distributions	(.183)	(.199)	(.216)	(.016)
Redemption fees added to paid in capital E	- H	- H	- H	-
Net asset value, end of period	$ 10.74	$ 10.50	$ 10.67	$ 9.95
Total ReturnB, C, D	4.06%	.24%	9.47%	(.34)%
Ratios to Average Net Assets G
Expenses before reductions	.65%	.65%	.65%	.65%A
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65%A
Expenses net of all reductions	.65%	.65%	.65%	.64%A
Net investment income (loss)	1.71%	1.84%	2.06%	1.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,830	$ 8,173	$ 9,017	$ 5,092
Portfolio turnover rate	2%	4%	5%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Municipal Income 2019

Years ended June 30,	2014	2013	2012	2011E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.50	$ 10.67	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.207	.226	.242	.019
Net realized and unrealized gain (loss)	.242	(.170)	.720	(.050)
Total from investment operations	.449	.056	.962	(.031)
Distributions from net investment income	(.209)	(.226)	(.242)	(.019)
Distributions from net realized gain	-	-	(.001)	-
Total distributions	(.209)	(.226)	(.242) H	(.019)
Redemption fees added to paid in capital D	- G	- G	- G	-
Net asset value, end of period	$ 10.74	$ 10.50	$ 10.67	$ 9.95
Total Return B, C	4.32%	.49%	9.75%	(.31)%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%	.40%	.40%	.39%A
Net investment income (loss)	1.96%	2.09%	2.31%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,135	$ 20,787	$ 15,946	$ 5,967
Portfolio turnover rate	2%	4%	5%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Total distributions of $.242 per share is comprised of distributions from net investment income of $.2417 and distributions from net realized gain of $.0006 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended June 30,	2014	2013	2012	2011E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.50	$ 10.67	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.207	.226	.241	.019
Net realized and unrealized gain (loss)	.242	(.170)	.721	(.050)
Total from investment operations	.449	.056	.962	(.031)
Distributions from net investment income	(.209)	(.226)	(.242)	(.019)
Distributions from net realized gain	-	-	(.001)	-
Total distributions	(.209)	(.226)	(.242) H	(.019)
Redemption fees added to paid in capital D	- G	- G	- G	-
Net asset value, end of period	$ 10.74	$ 10.50	$ 10.67	$ 9.95
Total Return B, C	4.32%	.49%	9.75%	(.31)%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%	.40%	.40%	.39%A
Net investment income (loss)	1.96%	2.09%	2.31%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,589	$ 6,899	$ 6,213	$ 5,050
Portfolio turnover rate	2%	4%	5%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Total distributions of $.242 per share is comprised of distributions from net investment income of $.2417 and distributions from net realized gain of $.0006 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2021 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2014	Past 1 year	Life of fund A
Fidelity Municipal Income 2021 Fund	5.70%	5.51%

A From May 19, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Municipal Income 2021 Fund, a class of the fund, on May 19, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Municipal Bond Index performed over the same period.

Annual Report

Fidelity Municipal Income 2021 Fund

Investment Changes (Unaudited)

Top Five States as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
New Jersey	11.9	13.1
California	11.6	12.8
Florida	11.2	8.4
New York	10.8	8.3
Illinois	7.8	4.1
Top Five Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	38.3	37.3
Health Care	16.2	15.8
Transportation	10.8	5.9
Special Tax	9.7	10.6
Electric Utilities	9.2	10.3
Weighted Average Maturity as of June 30, 2014
		6 months ago
Years	6.8	7.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2014
6 months ago
Years	6.0	6.1

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2014	As of December 31, 2013
AAA 3.4%	AAA 2.2%
AA,A 86.4%	AA,A 85.3%
BBB 9.6%	BBB 7.2%
Short-Term Investments and Net Other Assets 0.6%	Short-Term Investments and Net Other Assets 5.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Municipal Income 2021 Fund

Investments June 30, 2014

Showing Percentage of Net Assets

Municipal Bonds - 99.4%
	Principal Amount	Value
Arizona - 3.8%
Tempe Gen. Oblig. Series A, 4% 7/1/21	$ 605,000	$ 680,667
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	300,000	345,360
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/21	500,000	597,800
		1,623,827
California - 11.6%
California Gen. Oblig. 5% 3/1/21	600,000	705,714
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2012 A, 5% 4/1/21	500,000	593,490
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.) 5% 3/1/21	500,000	589,000
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/21	1,000,000	1,175,970
Los Angeles Unified School District Series 2011 A2, 5% 7/1/21	250,000	300,898
Los Angeles Wastewtr. Sys. Series 2013, 5% 6/1/21	500,000	604,615
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2011 B, 5.5% 5/1/21	100,000	122,660
Series 2011 C, 5% 5/1/21 (a)	500,000	582,775
West Contra Costa Unified School District Series 2011, 5% 8/1/21 (FSA Insured)	250,000	296,905
		4,972,027
Florida - 11.2%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/21	500,000	593,865
Clearwater Wtr. and Swr. Rev. Series 2011, 5% 12/1/21	250,000	286,755
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/21	750,000	895,643
Florida Dept. of Envir. Protection Rev.:
Series 2011 B, 5% 7/1/21	750,000	893,483
Series 2012 A, 5% 7/1/21	500,000	595,655
Miami-Dade County Expressway Auth. Series 2014 A, 5% 7/1/21	1,000,000	1,182,740
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/21	325,000	382,704
		4,830,845
Georgia - 5.6%
Atlanta Arpt. Rev. 5% 1/1/21	1,000,000	1,179,190
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/21	250,000	298,828
Municipal Bonds - continued
	Principal Amount	Value
Georgia - continued
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2011 A, 5% 1/1/21	$ 690,000	$ 813,641
Series 2011 B, 5% 1/1/21	85,000	100,231
		2,391,890
Illinois - 7.8%
Chicago Gen. Oblig. 5% 1/1/21	500,000	557,050
Chicago Midway Arpt. Rev. 5% 1/1/21	400,000	467,172
Chicago Park District Gen. Oblig. Series 2014 D, 5% 1/1/21 (b)	1,000,000	1,139,770
Cook County Gen. Oblig. Series 2011 A, 5% 11/15/21	525,000	612,791
Illinois Gen. Oblig. Series 2012, 5% 3/1/21	500,000	562,520
		3,339,303
Indiana - 2.1%
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	200,000	233,718
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 7/15/21	250,000	290,955
Purdue Univ. Rev. Series A, 5% 7/1/21	300,000	358,473
		883,146
Massachusetts - 1.6%
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/21	200,000	239,414
Massachusetts State College Bldg. Auth. Rev. Series A, 5% 5/1/21	390,000	466,237
		705,651
Michigan - 5.8%
Detroit School District Series 2012 A, 5% 5/1/21	500,000	568,245
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	200,000	241,242
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/21	500,000	581,785
Michigan Fin. Auth. Rev. Series 2012 A, 5% 6/1/21	1,000,000	1,121,980
		2,513,252
Nebraska - 1.4%
Nebraska Pub. Pwr. District Rev. Series 2012 A, 5% 1/1/21	500,000	589,260
Municipal Bonds - continued
	Principal Amount	Value
Nevada - 1.5%
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2009 A, 5% 6/1/21	$ 250,000	$ 297,470
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/21	300,000	345,870
		643,340
New Jersey - 11.9%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2003 B, 0% 11/1/21 (FSA Insured)	1,000,000	835,970
New Jersey Econ. Dev. Auth. Rev. Series 2011 EE, 5.5% 9/1/21	1,180,000	1,387,217
New Jersey Edl. Facilities Auth. Rev.:
Series 2011 A, 5% 7/1/21	540,000	624,451
Series 2013 A, 5% 7/1/21	100,000	118,131
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/21	1,000,000	1,164,390
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4.25% 6/15/21	100,000	111,167
Series 2011 B, 5% 6/15/21	750,000	869,445
		5,110,771
New York - 10.8%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2009 A, 5.25% 4/1/21	500,000	562,805
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 5% 7/1/21	500,000	574,910
New York City Gen. Oblig. Series 2013 J, 5% 8/1/21	1,000,000	1,189,790
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/21	685,000	815,239
New York Dorm. Auth. Revs. Series 1, 4% 7/1/21	600,000	679,218
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2012 A, 5% 4/1/21	500,000	593,145
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/21	200,000	237,118
		4,652,225
North Carolina - 3.3%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/21	200,000	235,770
Dare County Ctfs. of Prtn. Series 2012 B, 5% 6/1/21	1,000,000	1,188,470
		1,424,240
Municipal Bonds - continued
	Principal Amount	Value
Ohio - 1.4%
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Series 2014, 5% 6/1/21	$ 500,000	$ 603,890
Pennsylvania - 5.4%
Central Bradford Prog. Auth. Rev. Series 2011, 4% 12/1/21	380,000	409,002
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/21	680,000	758,907
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/21	500,000	568,685
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/21	500,000	578,875
		2,315,469
South Carolina - 1.9%
Horry County School District Series 2011, 5% 3/1/21	700,000	836,605
Texas - 6.6%
Corpus Christi Util. Sys. Rev.:
Series 2013, 5% 7/15/21	250,000	292,010
5% 7/15/21	750,000	877,088
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/21	250,000	295,505
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/21	500,000	590,655
Texas Gen. Oblig. Series 2011 C, 5% 8/1/21 (a)	200,000	238,248
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2011, 5% 7/1/21	500,000	567,395
		2,860,901
Washington - 2.9%
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/21	675,000	790,580
Washington Gen. Oblig. Series 2003 C, 0% 6/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	174,778
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/21	250,000	296,448
		1,261,806
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - 2.8%
Milwaukee Swr. Rev. Series S1, 5% 6/1/21	$ 1,000,000	$ 1,194,150
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $40,933,065)	42,752,598
NET OTHER ASSETS (LIABILITIES) - 0.6%	257,476
NET ASSETS - 100%	$ 43,010,074
Legend
(a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	38.3%
Health Care	16.2%
Transportation	10.8%
Special Tax	9.7%
Electric Utilities	9.2%
Water & Sewer	8.3%
Education	5.6%
Others* (Individually Less Than 5%)	1.9%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2021 Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $40,933,065)		$ 42,752,598
Cash		887,774
Receivable for fund shares sold		20,000
Interest receivable		547,457
Other receivables		126
Total assets		44,207,955

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 1,136,680
Payable for fund shares redeemed	19,011
Distributions payable	19,283
Accrued management fee	10,631
Transfer agent fees payable	10,338
Distribution and service plan fees payable	1,938
Total liabilities		1,197,881

Net Assets		$ 43,010,074
Net Assets consist of:
Paid in capital		$ 41,136,052
Undistributed net investment income		2,792
Accumulated undistributed net realized gain (loss) on investments		51,697
Net unrealized appreciation (depreciation) on investments		1,819,533
Net Assets		$ 43,010,074

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2021 Fund

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,189,322 ÷ 845,948 shares)	$ 10.86

Maximum offering price per share (100/97.25 of $10.86)	$ 11.17
Municipal Income 2021: Net Asset Value, offering price and redemption price per share ($23,718,110 ÷ 2,183,431 shares)	$ 10.86

Institutional Class: Net Asset Value, offering price and redemption price per share ($10,102,642 ÷ 930,023 shares)	$ 10.86

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended June 30, 2014

Investment Income
Interest		$ 1,103,716

Expenses
Management fee	$ 113,757
Transfer agent fees	37,917
Distribution and service plan fees	20,921
Independent trustees' compensation	144
Miscellaneous	68
Total expenses before reductions	172,807
Expense reductions	(330)	172,477
Net investment income (loss)		931,239
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		53,292
Change in net unrealized appreciation (depreciation) on investment securities		1,163,953
Net gain (loss)		1,217,245
Net increase (decrease) in net assets resulting from operations		$ 2,148,484

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2021 Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended June 30, 2014	Year ended June 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 931,239	$ 925,733
Net realized gain (loss)	53,292	142,670
Change in net unrealized appreciation (depreciation)	1,163,953	(1,144,297)
Net increase (decrease) in net assets resulting from operations	2,148,484	(75,894)
Distributions to shareholders from net investment income	(931,249)	(925,732)
Distributions to shareholders from net realized gain	(118,166)	(68,695)
Total distributions	(1,049,415)	(994,427)
Share transactions - net increase (decrease)	5,481,587	2,311,456
Redemption fees	42	933
Total increase (decrease) in net assets	6,580,698	1,242,068

Net Assets
Beginning of period	36,429,376	35,187,308
End of period (including undistributed net investment income of $2,792 and undistributed net investment income of $2,801, respectively)	$ 43,010,074	$ 36,429,376

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended June 30,	2014	2013	2012	2011F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 10.84	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.240	.242	.248	.017
Net realized and unrealized gain (loss)	.324	(.250)	.906	(.040)
Total from investment operations	.564	(.008)	1.154	(.023)
Distributions from net investment income	(.240)	(.242)	(.248)	(.017)
Distributions from net realized gain	(.034)	(.020)	(.026)	-
Total distributions	(.274)	(.262)	(.274)	(.017)
Redemption fees added to paid in capital E	- H	- H	- H	-
Net asset value, end of period	$ 10.86	$ 10.57	$ 10.84	$ 9.96
Total Return B, C, D	5.44%	(.15)%	11.68%	(.23)%
Ratios to Average Net Assets G
Expenses before reductions	.65%	.65%	.65%	.65%A
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65%A
Expenses net of all reductions	.65%	.65%	.65%	.63%A
Net investment income (loss)	2.26%	2.19%	2.34%	1.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,189	$ 8,664	$ 8,546	$ 5,168
Portfolio turnover rate	6%	12%	14%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Municipal Income 2021

Years ended June 30,	2014	2013	2012	2011E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 10.84	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.266	.269	.275	.019
Net realized and unrealized gain (loss)	.325	(.250)	.905	(.040)
Total from investment operations	.591	.019	1.180	(.021)
Distributions from net investment income	(.267)	(.269)	(.274)	(.019)
Distributions from net realized gain	(.034)	(.020)	(.026)	-
Total distributions	(.301)	(.289)	(.300)	(.019)
Redemption fees added to paid in capital D	- G	- G	- G	-
Net asset value, end of period	$ 10.86	$ 10.57	$ 10.84	$ 9.96
Total Return B, C	5.70%	.10%	11.96%	(.21)%
Ratios to Average Net AssetsF
Expenses before reductions	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%	.40%	.40%	.39%A
Net investment income (loss)	2.51%	2.44%	2.59%	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,718	$ 20,604	$ 20,274	$ 5,921
Portfolio turnover rate	6%	12%	14%	5% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended June 30,	2014	2013	2012	2011E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 10.84	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.266	.269	.274	.020
Net realized and unrealized gain (loss)	.325	(.250)	.906	(.041)
Total from investment operations	.591	.019	1.180	(.021)
Distributions from net investment income	(.267)	(.269)	(.274)	(.019)
Distributions from net realized gain	(.034)	(.020)	(.026)	-
Total distributions	(.301)	(.289)	(.300)	(.019)
Redemption fees added to paid in capital D	- G	- G	- G	-
Net asset value, end of period	$ 10.86	$ 10.57	$ 10.84	$ 9.96
Total Return B, C	5.70%	.10%	11.96%	(.21)%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%	.40%	.40%	.39%A
Net investment income (loss)	2.51%	2.44%	2.60%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,103	$ 7,161	$ 6,367	$ 5,008
Portfolio turnover rate	6%	12%	14%	5% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity® Municipal Income 2023 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2014	Past 1 year	Life of fund A
Fidelity Municipal Income 2023 Fund	6.98%	1.24%

A From April 23, 2013.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Municipal Income 2023 Fund, a class of the fund, on April 23, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Municipal Bond Index performed over the same period.

Annual Report

Fidelity Municipal Income 2023 Fund

Investment Changes (Unaudited)

Top Five States as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
California	15.6	19.5
Illinois	12.5	15.1
New York	11.0	10.7
New Jersey	9.0	10.5
Washington	6.0	8.1
Top Five Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	44.5	42.1
Health Care	10.8	9.3
Transportation	10.2	10.3
Water & Sewer	8.8	8.7
Special Tax	7.8	11.0
Weighted Average Maturity as of June 30, 2014
		6 months ago
Years	8.9	9.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2014
6 months ago
Years	7.5	7.7

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2014	As of December 31, 2013
AAA 4.3%	AAA 3.4%
AA,A 85.2%	AA,A 82.7%
BBB 6.4%	BBB 10.4%
Short-Term Investments and Net Other Assets 4.1%	Short-Term Investments and Net Other Assets 3.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Municipal Income 2023 Fund

Investments June 30, 2014

Showing Percentage of Net Assets

Municipal Bonds - 95.9%
	Principal Amount	Value
Arizona - 4.3%
Tucson Ctfs. of Prtn. Series 2012, 5% 7/1/23 (FSA Insured)	$ 200,000	$ 238,276
Tucson Wtr. Rev. Series 2013 A, 5% 7/1/23	500,000	605,960
		844,236
California - 15.6%
California Gen. Oblig. 4% 2/1/23	500,000	567,485
California Health Facilities Fing. Auth. Rev. Series 2013 A, 5% 3/1/23	100,000	117,569
California Pub. Works Board Lease Rev. (Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/23	250,000	299,203
Desert Sands Unified School District Series 2013 B, 5% 6/1/23	375,000	453,465
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2013 B, 5% 7/1/23	350,000	429,258
Los Angeles Wastewtr. Sys. Series 2013 B, 5% 6/1/23	350,000	428,586
Los Angeles Wastewtr. Sys. Rev. Series 2012 B, 4% 6/1/23	60,000	68,539
Riverside County Trans. Commission Toll Rev. Series 2013 A, 0% 6/1/23	200,000	138,454
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A, 5% 6/1/23	200,000	239,362
Stockton Unified School District Gen. Oblig. Series 2012 A, 5% 8/1/23 (FSA Insured)	250,000	292,720
		3,034,641
Colorado - 1.2%
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2014 A, 5% 6/1/23 (c)	200,000	234,482
Connecticut - 5.4%
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/23	100,000	117,024
Hartford Gen. Oblig.:
Series 2013, 5% 4/1/23	300,000	351,117
5% 4/1/23	500,000	585,195
		1,053,336
Florida - 2.0%
Miami-Dade County Expressway Auth. Series 2014 A, 4% 7/1/23	200,000	220,304
Seminole County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/23	145,000	170,840
		391,144
Municipal Bonds - continued
	Principal Amount	Value
Georgia - 2.8%
Atlanta Arpt. Rev. 5% 1/1/23	$ 250,000	$ 294,840
Georgia Muni. Elec. Auth. Pwr. Rev. Series GG, 5% 1/1/23	210,000	249,425
		544,265
Illinois - 12.5%
Chicago Gen. Oblig. (Cap. Impt. Proj.) Series 1999, 0% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	340,000	243,882
Chicago Midway Arpt. Rev. 5% 1/1/23	400,000	467,104
Chicago O'Hare Int'l. Arpt. Rev. Series 2013 C, 5% 1/1/23 (b)	200,000	231,258
Chicago Park District Gen. Oblig. Series 2013 B, 5% 1/1/23	200,000	233,058
Illinois Gen. Oblig.:
Series 2013, 5% 7/1/23	270,000	301,903
Series 2014, 5% 2/1/23	250,000	279,538
Illinois Reg'l. Trans. Auth. Series 2003 A, 5.5% 7/1/23 (FGIC Insured)	75,000	92,074
Illinois Sales Tax Rev. Series 2013, 5% 6/15/23	400,000	476,916
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	18,554
Series 2002 B, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	90,000	89,754
		2,434,041
Indiana - 1.5%
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/23	250,000	292,223
Louisiana - 3.1%
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	540,000	613,165
Massachusetts - 0.3%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2005 B, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	63,026
Michigan - 2.1%
Detroit Swr. Disp. Rev. Series 2004 A, 5.25% 7/1/23 (FSA Insured)	50,000	51,407
Lansing Board of Wtr. & Lt. Util. Rev. Series 2013 A, 5% 7/1/23	300,000	360,612
		412,019
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - 3.4%
Anoka-Hennepin Independent School District 11 Series 2014 A, 5% 2/1/23	$ 250,000	$ 293,970
Saint Paul Independent School District #625 (SD Cr. Enhancement Prog.) Series 2013 B, 5% 2/1/23	300,000	362,205
		656,175
Nevada - 2.9%
Nevada Gen. Oblig. Series 2013 D1, 5% 3/1/23	110,000	133,008
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/23	380,000	438,056
		571,064
New Jersey - 9.0%
New Jersey Econ. Dev. Auth. Rev. Series 2013, 5% 3/1/23	550,000	636,059
New Jersey Edl. Facilities Auth. Rev. Series 2013 A, 5% 7/1/23	100,000	118,521
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2013 A, 5% 7/1/23	200,000	225,942
Series 2013, 5% 7/1/23	200,000	233,386
New Jersey Trans. Trust Fund Auth. 5.75% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	302,953
Rutgers State Univ. Rev. Series 2013 J, 5% 5/1/23	200,000	238,856
		1,755,717
New York - 11.0%
Nassau County Local Econ. Assistance Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 5% 7/1/23	250,000	288,948
New York City Gen. Oblig. Series 2013 J, 5% 8/1/23	600,000	714,690
New York Urban Dev. Corp. Rev. (State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	625,000	776,839
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/23	300,000	355,827
		2,136,304
Ohio - 4.8%
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5% 6/15/23	400,000	445,756
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Hamilton County Hosp. Facilities Rev. Series 2014, 5% 2/1/23	$ 100,000	$ 115,434
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Series 2014, 5% 6/1/23	300,000	367,086
		928,276
Pennsylvania - 5.6%
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/23	325,000	360,984
Pennsylvania Gen. Oblig. Series 2014, 5% 7/1/23	500,000	605,055
Philadelphia Wtr. & Wastewtr. Rev. Series 2014 A, 5% 7/1/23	100,000	118,170
		1,084,209
Rhode Island - 1.5%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 5% 5/15/23	250,000	283,665
Texas - 0.9%
Humble Independent School District Series 2013 B, 5% 2/15/23	140,000	167,937
Washington - 6.0%
King County Swr. Rev. Series 2013 A, 5% 1/1/23	50,000	60,664
Port of Seattle Rev. Series 2013, 5% 7/1/23 (b)	250,000	289,588
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (b)	300,000	346,857
Washington Ctfs. of Prtn. Series 2013 B, 4% 7/1/23	300,000	332,730
Washington Gen. Oblig. Series 2003 C, 0% 6/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	160,000	128,563
		1,158,402
TOTAL INVESTMENT PORTFOLIO - 95.9% (Cost $18,462,538)	18,658,327
NET OTHER ASSETS (LIABILITIES) - 4.1%	805,573
NET ASSETS - 100%	$ 19,463,900
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	44.5%
Health Care	10.8%
Transportation	10.2%
Water & Sewer	8.8%
Special Tax	7.8%
Electric Utilities	5.9%
Others* (Individually Less Than 5%)	12.0%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2023 Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $18,462,538)		$ 18,658,327
Cash		923,864
Receivable for fund shares sold		519,450
Interest receivable		222,715
Other receivables		60
Total assets		20,324,416

Liabilities
Payable for investments purchased Regular delivery	$ 608,349
Delayed delivery	233,642
Payable for fund shares redeemed	2,910
Distributions payable	5,666
Accrued management fee	4,561
Transfer agent fees payable	4,444
Distribution and service plan fees payable	944
Total liabilities		860,516

Net Assets		$ 19,463,900
Net Assets consist of:
Paid in capital		$ 19,300,075
Accumulated undistributed net realized gain (loss) on investments		(31,964)
Net unrealized appreciation (depreciation) on investments		195,789
Net Assets		$ 19,463,900

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

June 30, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,826,580 ÷ 487,388 shares)	$ 9.90

Maximum offering price per share (100/97.25 of $9.90)	$ 10.18
Municipal Income 2023: Net Asset Value, offering price and redemption price per share ($9,263,521 ÷ 935,443 shares)	$ 9.90

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,373,799 ÷ 542,648 shares)	$ 9.90

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2023 Fund

Financial Statements - continued

Statement of Operations

	Year ended June 30, 2014

Investment Income
Interest		$ 375,260

Expenses
Management fee	$ 41,224
Transfer agent fees	13,743
Distribution and service plan fees	8,259
Independent trustees' compensation	50
Miscellaneous	2
Total expenses before reductions	63,278
Expense reductions	(180)	63,098
Net investment income (loss)		312,162
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(17,361)
Change in net unrealized appreciation (depreciation) on investment securities		752,707
Net gain (loss)		735,346
Net increase (decrease) in net assets resulting from operations		$ 1,047,508

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended June 30, 2014	For the period April 23, 2013 (commencement of operations) to June 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 312,162	$ 14,800
Net realized gain (loss)	(17,361)	(14,607)
Change in net unrealized appreciation (depreciation)	752,707	(556,918)
Net increase (decrease) in net assets resulting from operations	1,047,508	(556,725)
Distributions to shareholders from net investment income	(312,158)	(14,800)
Share transactions - net increase (decrease)	8,594,451	10,704,819
Redemption fees	655	150
Total increase (decrease) in net assets	9,330,456	10,133,444

Net Assets
Beginning of period	10,133,444	-
End of period	$ 19,463,900	$ 10,133,444

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended June 30,	2014	2013F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.47	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.199	.010
Net realized and unrealized gain (loss)	.429	(.530)
Total from investment operations	.628	(.520)
Distributions from net investment income	(.198)	(.010)
Redemption fees added to paid in capital E, H	-	-
Net asset value, end of period	$ 9.90	$ 9.47
Total Return B, C, D	6.72%	(5.20)%
Ratios to Average Net Assets G
Expenses before reductions	.65%	.65%A
Expenses net of fee waivers, if any	.65%	.65%A
Expenses net of all reductions	.65%	.62%A
Net investment income (loss)	2.08%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,827	$ 2,370
Portfolio turnover rate	3%	4% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period April 23, 2013 (commencement of operations) to June 30, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Municipal Income 2023

Years ended June 30,	2014	2013E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.47	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.223	.015
Net realized and unrealized gain (loss)	.429	(.530)
Total from investment operations	.652	(.515)
Distributions from net investment income	(.222)	(.015)
Redemption fees added to paid in capital D, G	-	-
Net asset value, end of period	$ 9.90	$ 9.47
Total ReturnB, C	6.98%	(5.15)%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%A
Expenses net of fee waivers, if any	.40%	.40%A
Expenses net of all reductions	.40%	.37%A
Net investment income (loss)	2.34%	.81% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,264	$ 5,383
Portfolio turnover rate	3%	4% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period April 23, 2013 (commencement of operations) to June 30, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended June 30,	2014	2013E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.47	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.224	.015
Net realized and unrealized gain (loss)	.428	(.530)
Total from investment operations	.652	(.515)
Distributions from net investment income	(.222)	(.015)
Redemption fees added to paid in capital D, G	-	-
Net asset value, end of period	$ 9.90	$ 9.47
Total ReturnB, C	6.98%	(5.15)%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%A
Expenses net of fee waivers, if any	.40%	.40%A
Expenses net of all reductions	.40%	.37%A
Net investment income (loss)	2.33%	.81% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,374	$ 2,380
Portfolio turnover rate	3%	4% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period April 23, 2013 (commencement of operations) to June 30, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended June 30, 2014

1. Organization.

Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund and Fidelity Municipal Income 2023 Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Fidelity Municipal Income 2023 Fund is a non-diversified fund. The Funds offer Class A, Institutional Class, and Retail Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective after the close of business on June 27, 2014, Fidelity Municipal Income 2015 was closed to new accounts with certain exceptions.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Annual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2014, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

Each Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Municipal Income 2015 Fund	$ 94,869,104	$ 642,376	$ (2,293)	$ 640,083
Fidelity Municipal Income 2017 Fund	83,305,805	1,423,181	(21,604)	1,401,577
Fidelity Municipal Income 2019 Fund	52,947,139	1,743,766	(13,686)	1,730,080
Fidelity Municipal Income 2021 Fund	40,933,065	1,865,741	(46,208)	1,819,533
Fidelity Municipal Income 2023 Fund	18,462,538	329,649	(133,860)	195,789

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity Municipal Income 2015 Fund	$ 3,472	$ -	$ (47,016)	$ 640,083
Fidelity Municipal Income 2017 Fund	-	-	(31,799)	1,401,577
Fidelity Municipal Income 2019 Fund	2,102	-	(42,921)	1,730,080
Fidelity Municipal Income 2021 Fund	2,792	51,697	-	1,819,533
Fidelity Municipal Income 2023 Fund	4	-	(31,968)	195,789

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryfoward
Fidelity Municipal Income 2015 Fund	$ -	$ (47,016)	$ (47,016)	$ (47,016)
Fidelity Municipal Income 2017 Fund	(47)	(31,752)	(31,799)	(31,799)
Fidelity Municipal Income 2019 Fund	(42,921)	-	(42,921)	(42,921)
Fidelity Municipal Income 2023 Fund	(31,968)	-	(31,968)	(31,968)

The tax character of distributions paid was as follows:

June 30, 2014
	Tax-Exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity Municipal Income 2015 Fund	$ 710,520	$ -	$ -	$ 710,520
Fidelity Municipal Income 2017 Fund	829,746	5,852	-	835,598
Fidelity Municipal Income 2019 Fund	839,107	-	-	839,107
Fidelity Municipal Income 2021 Fund	931,249	-	118,166	1,049,415
Fidelity Municipal Income 2023 Fund	312,158	-	-	312,158
June 30, 2013
	Tax-Exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity Municipal Income 2015 Fund	$ 628,090	$ -	$ -	$ 628,090
Fidelity Municipal Income 2017 Fund	637,272	42,129	-	679,401
Fidelity Municipal Income 2019 Fund	714,821	-	-	714,821
Fidelity Municipal Income 2021 Fund	925,732	46,824	21,871	994,427
Fidelity Municipal Income 2023 Fund	14,800	-	-	14,800

Annual Report

2. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days may be subject to a redemption fee equal to 0.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Income 2015 Fund	29,373,803	9,115,239
Fidelity Municipal Income 2017 Fund	36,151,831	252,813
Fidelity Municipal Income 2019 Fund	20,792,745	689,931
Fidelity Municipal Income 2021 Fund	8,763,665	2,152,860
Fidelity Municipal Income 2023 Fund	8,516,195	347,393

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .30% of average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Each Fund's Class A pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class A's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Fidelity Municipal Income 2015 Fund
Class A	.25%	$ 23,942	$ 2,868
Fidelity Municipal Income 2017 Fund
Class A	.25%	$ 17,290	$ 4,863
Fidelity Municipal Income 2019 Fund
Class A	.25%	$ 16,939	$ 12,281
Fidelity Municipal Income 2021 Fund
Class A	.25%	$ 20,921	$ 14,128
Fidelity Municipal Income 2023 Fund
Class A	.25%	$ 8,259	$ 8,259

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling each Fund's Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A redemptions. The deferred sales charge is .75% or .50% for certain purchases of each Fund's Class A shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Municipal Income 2015 Fund
Class A	$ 282
Fidelity Municipal Income 2017 Fund
Class A	$ 684
Fidelity Municipal Income 2019 Fund
Class A	$ 907
Fidelity Municipal Income 2021 Fund
Class A	$ 284
Fidelity Municipal Income 2023 Fund
Class A	$ 168

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A.(Citibank) is the custodian, transfer agent, and servicing agent for each class of the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, with respect to all classes of the Funds to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives asset-based fees of .10% of average net assets for each class of each Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class of each fund were as follows:

Amount
Fidelity Municipal Income 2015 Fund
Class A	$ 9,577
Municipal Income 2015	77,969
Institutional Class	7,151
$ 94,697
Fidelity Municipal Income 2017 Fund
Class A	$ 6,916
Municipal Income 2017	52,057
Institutional Class	8,074
$ 67,047
Fidelity Municipal Income 2019 Fund
Class A	$ 6,774
Municipal Income 2019	27,174
Institutional Class	9,833
$ 43,781
Fidelity Municipal Income 2021 Fund
Class A	$ 8,367
Municipal Income 2021	21,339
Institutional Class	8,211
$ 37,917
Fidelity Municipal Income 2023 Fund
Class A	$ 3,302
Municipal Income 2023	6,821
Institutional Class	3,620
$ 13,743

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains the Funds' accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

5. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Municipal Income 2015 Fund	$ 159
Fidelity Municipal Income 2017 Fund	106
Fidelity Municipal Income 2019 Fund	72
Fidelity Municipal Income 2021 Fund	68
Fidelity Municipal Income 2023 Fund	2

During the period, the Funds did not borrow on this line of credit.

6. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's management fee. During the period, these credits reduced management fee by the following amounts:

Fidelity Municipal Income 2015 Fund	$ 977
Fidelity Municipal Income 2017 Fund	1,397
Fidelity Municipal Income 2019 Fund	650
Fidelity Municipal Income 2021 Fund	330
Fidelity Municipal Income 2023 Fund	180

Annual Report

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended June 30,	2014	2013 A
Fidelity Municipal Income 2015 Fund
From net investment income
Class A	$ 50,665	$ 43,108
Municipal Income 2015	604,650	530,260
Institutional Class	55,205	54,722
Total	$ 710,520	$ 628,090
Fidelity Municipal Income 2017 Fund
From net investment income
Class A	$ 69,462	$ 56,120
Municipal Income 2017	658,943	502,978
Institutional Class	101,341	78,174
Total	$ 829,746	$ 637,272
From net realized gain
Class A	$ 432	$ 4,576
Municipal Income 2017	4,735	32,628
Institutional Class	685	4,925
Total	$ 5,852	$ 42,129
Fidelity Municipal Income 2019 Fund
From net investment income
Class A	$ 117,596	$ 157,367
Municipal Income 2019	530,099	417,928
Institutional Class	191,412	139,526
Total	$ 839,107	$ 714,821
Fidelity Municipal Income 2021 Fund
From net investment income
Class A	$ 189,266	$ 199,930
Municipal Income 2021	536,307	561,607
Institutional Class	205,676	164,195
Total	$ 931,249	$ 925,732
From net realized gain
Class A	$ 27,792	$ 16,021
Municipal Income 2021	67,843	40,845
Institutional Class	22,531	11,829
Total	$ 118,166	$ 68,695
Fidelity Municipal Income 2023 Fund
From net investment income
Class A	$ 68,655	$ 2,547
Municipal Income 2023	158,900	8,533
Institutional Class	84,603	3,720
Total	$ 312,158	$ 14,800

A Distributions for Fidelity Municipal Income 2023 Fund are for the period April 23, 2013 (commencement of operations) to June 30, 2013.

Annual Report

Notes to Financial Statements - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended June 30,	2014	2013 A	2014	2013 A
Fidelity Municipal Income 2015 Fund
Class A
Shares sold	620,865	762,624	$ 6,358,218	$ 7,834,902
Reinvestment of distributions	4,661	3,908	47,734	40,116
Shares redeemed	(623,654)	(412,416)	(6,386,439)	(4,236,123)
Net increase (decrease)	1,872	354,116	$ 19,513	$ 3,638,895
Municipal Income 2015
Shares sold	4,589,724	3,481,077	$ 46,998,387	$ 35,730,415
Reinvestment of distributions	49,423	44,357	506,174	455,363
Shares redeemed	(3,088,049)	(1,630,492)	(31,630,028)	(16,737,221)
Net increase (decrease)	1,551,098	1,894,942	$ 15,874,533	$ 19,448,557
Institutional Class
Shares sold	447,127	463,303	$ 4,579,387	$ 4,755,122
Reinvestment of distributions	4,325	4,065	44,299	41,732
Shares redeemed	(250,671)	(337,591)	(2,567,239)	(3,466,625)
Net increase (decrease)	200,781	129,777	$ 2,056,447	$ 1,330,229
Fidelity Municipal Income 2017 Fund
Class A
Shares sold	716,726	253,103	$ 7,519,057	$ 2,668,254
Reinvestment of distributions	5,882	5,499	61,698	57,893
Shares redeemed	(428,404)	(159,490)	(4,495,669)	(1,680,904)
Net increase (decrease)	294,204	99,112	$ 3,085,086	$ 1,045,243
Municipal Income 2017
Shares sold	4,164,935	1,886,168	$ 43,634,542	$ 19,869,213
Reinvestment of distributions	51,953	44,346	544,659	466,811
Shares redeemed	(1,418,358)	(802,633)	(14,837,183)	(8,433,992)
Net increase (decrease)	2,798,530	1,127,881	$ 29,342,018	$ 11,902,032
Institutional Class
Shares sold	1,276,022	417,232	$ 13,413,376	$ 4,395,390
Reinvestment of distributions	8,657	7,321	90,806	77,078
Shares redeemed	(419,405)	(174,910)	(4,397,773)	(1,843,596)
Net increase (decrease)	865,274	249,643	$ 9,106,409	$ 2,628,872

Annual Report

8. Share Transactions - continued

	Shares		Dollars
Years ended June 30,	2014	2013 A	2014	2013 A
Fidelity Municipal Income 2019 Fund
Class A
Shares sold	160,576	71,075	$ 1,707,619	$ 770,446
Reinvestment of distributions	10,820	14,013	114,728	151,486
Shares redeemed	(313,592)	(151,542)	(3,312,287)	(1,632,376)
Net increase (decrease)	(142,196)	(66,454)	$ (1,489,940)	$ (710,444)
Municipal Income 2019
Shares sold	2,040,408	877,542	$ 21,672,974	$ 9,487,248
Reinvestment of distributions	38,998	33,729	414,185	364,612
Shares redeemed	(693,849)	(425,543)	(7,354,358)	(4,556,774)
Net increase (decrease)	1,385,557	485,728	$ 14,732,801	$ 5,295,086
Institutional Class
Shares sold	792,719	91,492	$ 8,426,700	$ 989,763
Reinvestment of distributions	14,695	12,211	156,076	131,999
Shares redeemed	(198,985)	(28,731)	(2,118,301)	(310,816)
Net increase (decrease)	608,429	74,972	$ 6,464,475	$ 810,946
Fidelity Municipal Income 2021 Fund
Class A
Shares sold	215,825	70,438	$ 2,299,866	$ 775,560
Reinvestment of distributions	19,220	18,691	203,473	205,701
Shares redeemed	(209,145)	(57,324)	(2,208,071)	(626,936)
Net increase (decrease)	25,900	31,805	$ 295,268	$ 354,325
Municipal Income 2021
Shares sold	744,510	768,902	$ 7,888,965	$ 8,472,542
Reinvestment of distributions	41,033	40,991	434,402	451,204
Shares redeemed	(552,198)	(729,762)	(5,821,484)	(7,962,010)
Net increase (decrease)	233,345	80,131	$ 2,501,883	$ 961,736
Institutional Class
Shares sold	384,256	107,038	$ 4,081,286	$ 1,178,564
Reinvestment of distributions	19,383	15,771	205,401	173,500
Shares redeemed	(151,348)	(32,372)	(1,602,251)	(356,669)
Net increase (decrease)	252,291	90,437	$ 2,684,436	$ 995,395

Annual Report

Notes to Financial Statements - continued

8. Share Transactions - continued

	Shares		Dollars
Years ended June 30,	2014	2013 A	2014	2013 A
Fidelity Municipal Income 2023 Fund
Class A
Shares sold	237,566	250,001	$ 2,287,073	$ 2,500,010
Reinvestment of distributions	6,495	269	62,556	2,547
Shares redeemed	(6,943)	-	(67,435)	-
Net increase (decrease)	237,118	250,270	$ 2,282,194	$ 2,502,557
Municipal Income 2023
Shares sold	419,413	596,552	$ 4,030,028	$ 5,961,848
Reinvestment of distributions	15,067	881	144,886	8,401
Shares redeemed	(67,572)	(28,898)	(644,775)	(281,706)
Net increase (decrease)	366,908	568,535	$ 3,530,139	$ 5,688,543
Institutional Class
Shares sold	284,193	251,018	$ 2,714,316	$ 2,510,010
Reinvestment of distributions	7,048	389	67,802	3,709
Shares redeemed	-	-	-	-
Net increase (decrease)	291,241	251,407	$ 2,782,118	$ 2,513,719

A Share transactions for Fidelity Municipal Income 2023 Fund are for the period April 23, 2013 (commencement of operations) to June 30, 2013.

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of more than 10% of the outstanding shares of the following funds:

Fund	Affiliated %
Fidelity Municipal Income 2019 Fund	19%
Fidelity Municipal Income 2021 Fund	34%
Fidelity Municipal Income 2023 Fund	52%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund and Fidelity Municipal Income 2023 Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund and Fidelity Municipal Income 2023 Fund (funds of Fidelity Salem Street Trust), including the schedules of investments, as of June 30, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2014, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund and Fidelity Municipal Income 2023 Fund as of June 30, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

August 12, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 224 funds. Ms. Acton oversees 206 funds. Mr. Curvey oversees 397 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Fidelity Municipal Income 2015 Fund	08/11/14	08/08/14	$0.000
Fidelity Municipal Income 2017 Fund	08/11/14	08/08/14	$0.000
Fidelity Municipal Income 2019 Fund	08/11/14	08/08/14	$0.000
Fidelity Municipal Income 2021 Fund	08/11/14	08/08/14	$0.014
Fidelity Municipal Income 2023 Fund	08/11/14	08/08/14	$0.000

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended June 30, 2014, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Municipal Income 2021 Fund	$53,292

During fiscal year ended 2014, 100% of each fund's income dividends were free from federal income tax, and 3.90%, 3.87%, 4.79%, 2.76% and 5.75% of Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, and Fidelity Municipal Income 2023 Fund income dividends, respectively, were subject to the federal alternative minimum tax.

The funds will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

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Fidelity® Defined Maturity Funds

Fidelity Advisor® Municipal Income 2015 Fund - Class A

Fidelity Advisor Municipal Income 2017 Fund - Class A

Fidelity Advisor Municipal Income 2019 Fund - Class A

Fidelity Advisor Municipal Income 2021 Fund - Class A

Fidelity Advisor Municipal Income 2023 Fund - Class A

Annual Report

June 30, 2014

(Fidelity Cover Art)

Each Advisor fund
listed above is a
class of the Fidelity®
Defined Maturity Funds

Contents

Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Advisor® Municipal Income 2015 Fund
Performance	(Click Here)	How the fund has done over time.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Advisor Municipal Income 2017 Fund
Performance	(Click Here)	How the fund has done over time.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Advisor Municipal Income 2019 Fund
Performance	(Click Here)	How the fund has done over time.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Advisor Municipal Income 2021 Fund
Performance	(Click Here)	How the fund has done over time.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Advisor Municipal Income 2023 Fund
Performance	(Click Here)	How the fund has done over time.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Municipal bonds posted a strong result for the 12 months ending June 30, 2014, logging nearly all of their advance in the first six months of 2014 when resurgent demand and tight supply drove prices higher. The Barclays® Municipal Bond Index returned 6.14% for the year, significantly outpacing the broader U.S. investment-grade taxable bond market. Most muni bonds declined from July through December 2013 amid fears of rising interest rates. The isolated difficulties of a few prominent muni issuers also prompted investors to sell munis in 2013. The market started its recovery in early 2014, as concern about uneven global economic growth and tensions in Iraq, Syria and the Ukraine brought investors to the relative safety of U.S. bonds. Interest in munis was particularly strong as investors became more upbeat about the fundamental outlook, given generally improving state tax revenues and relief that the financial distress experienced by a few issuers didn't expand to the broader market. Higher federal tax rates for top earners and a new 3.8% Medicare tax on unearned income, from which munis are exempt, also increased the appeal of munis among wealthy, tax-sensitive investors. Finally, supply trends were favorable, as refinancing activity declined significantly relative to last year.

Comments from Kevin Ramundo, Lead Portfolio Manager of Fidelity Advisor® Municipal Income 2017 Fund, Fidelity Advisor® Municipal Income 2021 Fund and Fidelity Advisor Municipal Income 2023 Fund, and Mark Sommer, Lead Portfolio Manager of Fidelity Advisor Municipal Income 2015 Fund and Fidelity Advisor Municipal Income 2019 Fund: For the year, the Class A shares of the 2017, 2019, 2021 and 2023 funds performed roughly in line with their respective Barclays defined-maturity benchmarks (excluding sales charges). The Class A shares of the 2015 fund lagged its benchmark (excluding sales charges). (For specific portfolio results, please refer to the performance section of this report.) We managed the funds with a multiyear horizon, using a number of strategies - including keeping the funds' interest rate sensitivity in line with their benchmarks and evaluating bonds based on both yield and potential for price appreciation - that helped the funds' relative performance. The funds benefited from their heavier-than-benchmark exposure to lower-quality investment-grade bonds. With the exception of the 2015 fund, the funds also were helped by their underweighting in weak Puerto Rico bonds, which we sold. In contrast, the funds' overweighting in New Jersey state-backed general obligation and state-appropriated securities was detrimental. These securities underperformed the national muni market as a whole because New Jersey state tax receipts fell below expectations.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Fidelity Municipal Income 2015 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,002.40	$ 3.23
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26
Municipal Income 2015	.40%
Actual		$ 1,000.00	$ 1,003.70	$ 1.99
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,002.70	$ 1.99
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01
Fidelity Municipal Income 2017 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,012.30	$ 3.24
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26
Municipal Income 2017	.40%
Actual		$ 1,000.00	$ 1,013.60	$ 2.00
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,013.60	$ 2.00
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01
Fidelity Municipal Income 2019 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,028.10	$ 3.27
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26
Municipal Income 2019	.40%
Actual		$ 1,000.00	$ 1,029.40	$ 2.01
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,029.40	$ 2.01
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01
	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Fidelity Municipal Income 2021 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,050.60	$ 3.30
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26
Municipal Income 2021	.40%
Actual		$ 1,000.00	$ 1,051.90	$ 2.04
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,051.90	$ 2.04
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01
Fidelity Municipal Income 2023 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,067.80	$ 3.33
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26
Municipal Income 2023	.40%
Actual		$ 1,000.00	$ 1,069.20	$ 2.05
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,069.20	$ 2.05
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

Annual Report

Fidelity Advisor® Municipal Income 2015 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2014	Past 1 year	Life of fund A
Class A (incl. 2.75% sales charge)	-2.14%	0.58%

A From May 19, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Municipal Income 2015 Fund - Class A on May 19, 2011, when the fund started, and the current 2.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period.

Annual Report

Fidelity Municipal Income 2015 Fund

Investment Changes (Unaudited)

Top Five States as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Illinois	11.9	13.9
New York	10.0	8.5
New Jersey	9.0	5.9
Connecticut	7.9	7.4
Pennsylvania	6.5	4.3
Top Five Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	33.2	34.6
Special Tax	12.3	12.9
Health Care	11.2	9.6
Electric Utilities	10.6	12.0
Transportation	10.3	8.9
Weighted Average Maturity as of June 30, 2014
		6 months ago
Years	0.9	1.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2014
6 months ago
Years	0.9	1.3

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2014	As of December 31, 2013
AAA 5.4%	AAA 7.3%
AA,A 81.6%	AA,A 78.1%
BBB 9.6%	BBB 10.6%
BB and Below 0.8%	BB and Below 0.0%
Short-Term Investments and Net Other Assets 2.6%	Short-Term Investments and Net Other Assets 4.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Municipal Income 2015 Fund

Investments June 30, 2014

Showing Percentage of Net Assets

Municipal Bonds - 97.4%
	Principal Amount	Value
Arizona - 4.8%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 D, 4% 7/1/15	$ 100,000	$ 103,549
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/15	910,000	952,251
Northern Arizona Univ. Revs. Series 2012, 3% 6/1/15 (FSA Insured)	200,000	204,890
Phoenix Civic Impt. Board Arpt. Rev. Series 2010 A, 5% 7/1/15	1,750,000	1,832,145
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A, 5% 7/1/15	870,000	911,551
Pima County Swr. Sys. Rev. Series 2011 B, 5% 7/1/15	310,000	324,713
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/15	350,000	363,108
		4,692,207
California - 4.5%
California Gen. Oblig. 5% 6/1/15	250,000	261,083
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/15	2,000,000	2,096,560
Los Angeles Unified School District Series 2011 A1, 5% 7/1/15	750,000	786,210
Palm Springs Unified School District Series 2011, 4% 8/1/15	1,000,000	1,041,560
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor and Gamble Proj.) Series 2009, 5% 7/1/15	200,000	208,732
		4,394,145
Connecticut - 7.9%
Bridgeport Gen. Oblig. Series 2013 A, 5% 8/15/15	1,500,000	1,571,955
Connecticut Health & Edl. Facilities Auth. Rev.:
(Hartford HealthCare Proj.) Series A, 4% 7/1/15	1,000,000	1,029,010
Series 2007 I, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	781,215
Hartford Gen. Oblig. Series 2005 A:
5.25% 8/1/15 (Escrowed to Maturity)	720,000	759,370
5.25% 8/1/15 (FSA Insured)	615,000	647,527
Naugatuck Ctfs. of Prtn. (Naugatuck Incineration Facilities Proj.) Series 2014 A, 5% 6/15/15 (b)	800,000	834,624
New Haven Gen. Oblig. Series 2013 A, 5% 8/1/15	2,000,000	2,095,720
		7,719,421
Florida - 5.6%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 4% 7/1/15	1,000,000	1,037,320
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Citizens Property Ins. Corp. Series 2010 A1, 5% 6/1/15	$ 150,000	$ 156,438
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/15	500,000	523,985
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2005 A, 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	360,000	375,991
Series 2009 B, 5% 6/1/15	500,000	522,210
Florida Muni. Pwr. Agcy. Rev. (St. Lucie Proj.) Series 2011 A, 4% 4/1/15	500,000	513,745
Miami-Dade County Pub. Facilities Rev. Series 2005 B, 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	783,038
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/15 (b)	1,000,000	1,059,110
Port Saint Lucie Gen. Oblig. Series 2014, 2% 7/1/15	505,000	513,570
		5,485,407
Georgia - 0.2%
Georgia Muni. Elec. Auth. Pwr. Rev. Series A, 4% 1/1/15	200,000	203,674
Hawaii - 1.6%
Hawaii Arpts. Sys. Rev. Series 2011, 4% 7/1/15 (b)	500,000	518,560
Hawaii Gen. Oblig. Series DR, 5% 6/1/15	1,000,000	1,044,330
		1,562,890
Illinois - 11.9%
Chicago O'Hare Int'l. Arpt. Rev. Series B, 4% 1/1/15	200,000	203,674
Granite City Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 0.7%, tender 5/1/15 (a)(b)	1,000,000	1,000,410
Illinois Gen. Oblig.:
Series 2005, 5% 4/1/15 (AMBAC Insured)	1,500,000	1,552,155
Series 2010, 5% 1/1/15	275,000	281,353
Series 2013, 4% 7/1/15	1,500,000	1,554,450
Illinois Reg'l. Trans. Auth. Series 2002 A, 5.75% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,015,000	1,070,937
Illinois Sales Tax Rev.:
Series 2010, 5% 6/15/15	250,000	261,483
Series 2013, 4% 6/15/15	2,000,000	2,072,880
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A, 5% 6/15/15	$ 2,000,000	$ 2,092,640
Railsplitter Tobacco Settlement Auth. Rev. Series 2010, 5% 6/1/15	1,560,000	1,621,542
		11,711,524
Indiana - 2.3%
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series F, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,046,430
Indianapolis Thermal Energy Sys. Bonds Series 2013 B, 0.73%, tender 8/1/14 (a)	1,000,000	1,000,100
Purdue Univ. Rev. Series A, 5% 7/1/15	200,000	209,698
		2,256,228
Kentucky - 0.8%
Pikeville Hosp. Rev. Series 2011, 4% 3/1/15	750,000	764,828
Maryland - 0.6%
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012, 3% 7/1/15	520,000	532,828
Massachusetts - 5.0%
Easton Gen. Oblig. 5% 8/1/15 (FSA Insured)	600,000	631,122
Massachusetts Dev. Fin. Agcy. Rev. Series 2011 H, 5% 7/1/15	750,000	776,040
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. (Nuclear #6 Proj.) Series 2012 A, 5% 7/1/15	3,380,000	3,539,023
		4,946,185
Michigan - 2.3%
Detroit School District Series 2012 A, 5% 5/1/15	500,000	513,245
Grand Traverse County Hosp. Series 2011 A, 5% 7/1/15	750,000	785,205
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	950,000	986,395
		2,284,845
Missouri - 2.1%
Kansas City Spl. Oblig. 2% 9/1/15	270,000	275,349
Saint Louis Arpt. Rev. Series 2013, 4% 7/1/15	1,705,000	1,767,250
		2,042,599
Municipal Bonds - continued
	Principal Amount	Value
Nevada - 6.5%
Clark County Arpt. Rev.:
Series 2008 E, 5% 7/1/15	$ 20,000	$ 20,972
Series 2010 D, 5% 7/1/15	1,280,000	1,342,195
Series 2013 C1, 2.5% 7/1/15 (b)	380,000	388,447
5% 7/1/15 (b)	1,500,000	1,571,340
Clark County Fuel Tax Series 2008, 5% 6/1/15 (Escrowed to Maturity)	175,000	182,691
Clark County School District Series 2012 A, 5% 6/15/15	2,000,000	2,091,660
Nevada Gen. Oblig. Series 2011 E, 4% 6/1/15	700,000	724,661
		6,321,966
New Jersey - 9.0%
Atlantic City Gen. Oblig. Series 2005, 4.5% 8/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	225,000	233,849
New Jersey Ctfs. of Prtn. Series 2008 A, 5% 6/15/15	625,000	652,231
New Jersey Econ. Dev. Auth. Rev.:
Series 2012 G, 0.64% 2/1/15 (a)	2,200,000	2,200,770
Series 2012, 5% 6/15/15	1,780,000	1,854,244
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/15	1,975,000	2,065,692
New Jersey Trans. Trust Fund Auth. Series 2011 B, 5% 6/15/15	1,635,000	1,708,003
Stafford Township Board Ed. 4.25% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	156,414
		8,871,203
New Mexico - 3.4%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (a)	2,355,000	2,397,390
New Mexico Severance Tax Rev. Series 2011 A2, 5% 7/1/15	900,000	943,542
		3,340,932
New York - 10.0%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2010 A:
4% 5/1/15 (Escrowed to Maturity)	100,000	103,209
5% 5/1/15 (Escrowed to Maturity)	1,830,000	1,903,859
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011, 5% 7/1/15	730,000	763,441
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 4% 7/1/15	500,000	517,490
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.:
Series 2006 D, 5% 8/1/15	$ 440,000	$ 463,069
Series 2010 E, 5% 8/1/15	300,000	315,729
Series 2011 A, 3% 8/1/15	100,000	103,090
New York City Trust Cultural Resources Rev. Bonds Series 2009 C, 2.1%, tender 7/1/15 (a)	1,250,000	1,271,325
New York Dorm. Auth. Revs.:
Series 2010 A, 5% 7/1/15	1,420,000	1,485,931
Series 2012 A:
3% 7/1/15	235,000	241,366
5% 5/1/15	1,000,000	1,037,290
Saratoga County Cap. Resources Rev. Series A, 3% 7/1/15	380,000	390,294
St. Lawrence County Individual Dev. Agcy. Civic Facilities Rev. 4% 7/1/15	100,000	103,651
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/15	500,000	522,070
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A, 5% 6/1/15	575,000	591,704
		9,813,518
North Carolina - 0.9%
Dare County Ctfs. of Prtn. Series 2012 B, 3% 6/1/15	795,000	815,551
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2010 A, 5% 1/1/15	100,000	102,325
		917,876
Ohio - 3.4%
Columbus Gen. Oblig. Series 2005 B, 5% 6/15/15	500,000	523,210
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4% 6/15/15	1,045,000	1,073,560
Hamilton County Hosp. Facilities Rev. Series 2014, 4% 2/1/15	400,000	408,420
Kent State Univ. Revs. Series 2012 A, 5% 5/1/15	300,000	312,006
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2010 A, 3.375%, tender 7/1/15 (a)	1,000,000	1,020,640
		3,337,836
Oregon - 0.5%
Portland Gen. Oblig. Series 2010 A, 4% 6/1/15	500,000	517,705
Pennsylvania - 6.5%
Allegheny County Hosp. Dev. Auth. Rev. Series 2008 B, 4% 6/15/15	1,275,000	1,322,086
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/15 (FSA Insured)	$ 250,000	$ 260,895
Indiana County Hosp. Auth. Series 2014 A, 4% 6/1/15	105,000	107,704
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/15	500,000	515,845
Pennsylvania Indl. Dev. Auth. Rev. Series 2012, 5% 7/1/15	820,000	858,491
Philadelphia Gas Works Rev. Seventeenth Series, 5.375% 7/1/15 (FSA Insured)	500,000	522,560
Philadelphia Gen. Oblig. Series 2013 A, 5% 7/15/15	700,000	733,768
Philadelphia Redev. Auth. Rev. Series 2012, 5% 4/15/15	1,200,000	1,238,496
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/15	750,000	781,628
		6,341,473
Texas - 5.0%
Denton Independent School District Series 2011, 5% 8/15/15	500,000	526,990
El Paso Independent School District Series 2008 A, 5% 2/15/15	100,000	103,001
Houston Arpt. Sys. Rev.:
Series 2011 B, 5% 7/1/15	580,000	607,405
Series A, 5% 7/1/15	125,000	130,945
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2008, 5% 5/15/15 (Berkshire Hathaway Assurance Corp. Insured)	435,000	453,344
Series 2010, 5% 5/15/15	500,000	520,370
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/15	500,000	523,470
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (a)	1,000,000	1,003,620
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/15	1,000,000	1,052,430
		4,921,575
Washington - 2.1%
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/15	500,000	521,320
Washington Gen. Oblig. Series R 2012A, 5% 7/1/15	1,425,000	1,493,942
		2,015,262
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - 0.5%
Milwaukee Swr. Rev. Series S1, 3% 6/1/15	$ 500,000	$ 513,060
TOTAL INVESTMENT PORTFOLIO - 97.4% (Cost $94,869,104)	95,509,187
NET OTHER ASSETS (LIABILITIES) - 2.6%	2,598,384
NET ASSETS - 100%	$ 98,107,571
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	33.2%
Special Tax	12.3%
Health Care	11.2%
Electric Utilities	10.6%
Transportation	10.3%
Education	6.9%
Others* (Individually Less Than 5%)	15.5%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $94,869,104)		$ 95,509,187
Cash		1,686,003
Interest receivable		1,306,989
Other receivables		173
Total assets		98,502,352

Liabilities
Payable for fund shares redeemed	$ 333,202
Distributions payable	9,727
Accrued management fee	24,974
Transfer agent fees payable	24,996
Distribution and service plan fees payable	1,882
Total liabilities		394,781

Net Assets		$ 98,107,571
Net Assets consist of:
Paid in capital		$ 97,511,032
Undistributed net investment income		3,472
Accumulated undistributed net realized gain (loss) on investments		(47,016)
Net unrealized appreciation (depreciation) on investments		640,083
Net Assets		$ 98,107,571

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2015 Fund

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,693,830 ÷ 848,932 shares)	$ 10.24

Maximum offering price per share (100/97.25 of $10.24)	$ 10.53
Municipal Income 2015: Net Asset Value, offering price and redemption price per share ($81,358,419 ÷ 7,944,439 shares)	$ 10.24

Institutional Class: Net Asset Value, offering price and redemption price per share ($8,055,322 ÷ 786,564 shares)	$ 10.24

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended June 30, 2014

Investment Income
Interest		$ 1,112,754

Expenses
Management fee	$ 284,067
Transfer agent fees	94,697
Distribution and service plan fees	23,942
Independent trustees' compensation	357
Miscellaneous	159
Total expenses before reductions	403,222
Expense reductions	(977)	402,245
Net investment income (loss)		710,509
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(44,106)
Change in net unrealized appreciation (depreciation) on investment securities		168,389
Net gain (loss)		124,283
Net increase (decrease) in net assets resulting from operations		$ 834,792

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2015 Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended June 30, 2014	Year ended June 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 710,509	$ 628,115
Net realized gain (loss)	(44,106)	-
Change in net unrealized appreciation (depreciation)	168,389	(131,811)
Net increase (decrease) in net assets resulting from operations	834,792	496,304
Distributions to shareholders from net investment income	(710,520)	(628,090)
Share transactions - net increase (decrease)	17,950,493	24,417,681
Redemption fees	1,545	17
Total increase (decrease) in net assets	18,076,310	24,285,912

Net Assets
Beginning of period	80,031,261	55,745,349
End of period (including undistributed net investment income of $3,472 and undistributed net investment income of $3,484, respectively)	$ 98,107,571	$ 80,031,261

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended June 30,	2014	2013	2012	2011F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.23	$ 10.23	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.054	.074	.095	.005
Net realized and unrealized gain (loss)	.010	- H	.191	.039
Total from investment operations	.064	.074	.286	.044
Distributions from net investment income	(.054)	(.074)	(.096)	(.004)
Redemptions fees added to paid in capital E	-H	-H	-	-
Net asset value, end of period	$ 10.24	$ 10.23	$ 10.23	$ 10.04
Total Return B, C, D	.63%	.72%	2.86%	.44%
Ratios to Average Net Assets G
Expenses before reductions	.65%	.65%	.65%	.65%A
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65%A
Expenses net of all reductions	.65%	.65%	.65%	.63%A
Net investment income (loss)	.53%	.72%	.94%	.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,694	$ 8,662	$ 5,045	$ 3,027
Portfolio turnover rate	10%	0%	3%	0% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Municipal Income 2015

Years ended June 30,	2014	2013	2012	2011E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.23	$ 10.23	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.079	.099	.120	.007
Net realized and unrealized gain (loss)	.011	.001 I	.192	.040
Total from investment operations	.090	.100	.312	.047
Distributions from net investment income	(.080)	(.100)	(.122)	(.007)
Redemption fees added to paid in capital D	-G	-G	-	-
Net asset value, end of period	$ 10.24	$ 10.23	$ 10.23	$ 10.04
Total Return B, C	.88%	.98%	3.12%	.47%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%	.40%	.40%	.39%A
Net investment income (loss)	.78%	.97%	1.19%	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 81,358	$ 65,379	$ 46,034	$ 10,456
Portfolio turnover rate	10%	0%	3%	0% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the Investments of the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended June 30,	2014	2013	2012	2011F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.23	$ 10.23	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.079	.099	.121	.007
Net realized and unrealized gain (loss)	.011	.001 E	.191	.040
Total from investment operations	.090	.100	.312	.047
Distributions from net investment income	(.080)	(.100)	(.122)	(.007)
Redemption fees added to paid in capital D	- H	- H	-	-
Net asset value, end of period	$ 10.24	$ 10.23	$ 10.23	$ 10.04
Total ReturnB, C	.88%	.98%	3.12%	.47%
Ratios to Average Net Assets G
Expenses before reductions	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%	.40%	.40%	.39%A
Net investment income (loss)	.78%	.97%	1.19%	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,055	$ 5,990	$ 4,667	$ 2,572
Portfolio turnover rate	10%	0%	3%	0% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Municipal Income 2017 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2014	Past 1 year	Life of fund A
Class A (incl. 2.75% sales charge)	-0.03%	2.11%

A From May 19, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Income 2017 Fund - Class A on May 19, 2011, when the fund started, and the current 2.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Municipal Bond Index performed over the same period.

Annual Report

Fidelity Municipal Income 2017 Fund

Investment Changes (Unaudited)

Top Five States as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Florida	12.3	10.6
California	11.9	13.2
Illinois	6.5	6.2
Pennsylvania	6.4	7.1
New York	6.2	5.6
Top Five Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	35.2	31.6
Health Care	12.8	13.7
Electric Utilities	9.9	10.5
Transportation	9.2	9.7
Special Tax	8.7	8.7
Weighted Average Maturity as of June 30, 2014
		6 months ago
Years	2.9	3.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2014
6 months ago
Years	2.5	3.0

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2014	As of December 31, 2013
AAA 2.1%	AAA 3.2%
AA,A 76.8%	AA,A 76.8%
BBB 10.8%	BBB 12.8%
BB and Below 0.6%	BB and Below 0.0%
Not Rated 1.1%	Not Rated 0.0%
Short-Term Investments and Net Other Assets 8.6%	Short-Term Investments and Net Other Assets 7.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Municipal Income 2017 Fund

Investments June 30, 2014

Showing Percentage of Net Assets

Municipal Bonds - 90.2%
	Principal Amount	Value
Alabama - 1.6%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/17	$ 475,000	$ 457,568
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.65%, tender 3/20/17 (a)	1,000,000	1,005,560
		1,463,128
Arizona - 1.1%
Arizona School Facilities Board Ctfs. of Prtn. Series 2013 A2, 5% 9/1/17	150,000	169,374
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2011, 5% 7/1/17	500,000	564,555
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/17	250,000	282,103
		1,016,032
California - 11.9%
California Gen. Oblig. 5% 3/1/17	215,000	240,299
California Pub. Works Board Lease Rev.:
Series 2009 A, 4.75% 4/1/17	600,000	665,760
Series B, 5% 6/1/17 (Escrowed to Maturity)	600,000	677,742
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/17	1,000,000	1,133,260
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 4% 3/1/17	1,000,000	1,081,320
Los Angeles Unified School District:
Series 2011 A1, 4% 7/1/17	500,000	550,060
Series 2014 A, 5% 7/1/17	2,000,000	2,259,500
Modesto Irrigation District Elec. Rev. Series 2011 A, 5% 7/1/17	250,000	281,800
Newport Beach Rev. Series 2009 A, 5% 12/1/17 (Escrowed to Maturity)	500,000	571,975
Northern California Pwr. Agcy. Rev. Series 2010 A, 5% 6/1/17	500,000	558,310
Oakland Gen. Oblig. Series 2012, 5% 1/15/17	285,000	315,489
Palm Springs Fing. Auth. Lease (Downtown Revitalization Proj.) Series 2012 B, 4% 6/1/17	1,390,000	1,503,090
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A, 4% 6/1/17	150,000	160,997
San Pablo Calif Redev. Agcy. Series 2014 A, 4% 6/15/17 (FSA Insured)	285,000	310,924
Stockton Unified School District Gen. Oblig. 4% 7/1/17 (FSA Insured)	400,000	435,188
West Contra Costa Unified School District 5% 8/1/17 (FSA Insured)	300,000	336,765
		11,082,479
Municipal Bonds - continued
	Principal Amount	Value
Colorado - 0.5%
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/17	$ 420,000	$ 469,753
Connecticut - 2.0%
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (a)	465,000	473,882
Series D, 5% 7/1/17	1,000,000	1,112,380
Series I, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	275,000	306,939
		1,893,201
Florida - 12.3%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/17	500,000	562,170
Citizens Property Ins. Corp.:
Series 2007 A, 5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	83,424
Series 2009 A1, 5.5% 6/1/17	10,000	11,334
Series 2010 A1:
5% 6/1/17 (FSA Insured)	350,000	392,214
5.25% 6/1/17	1,930,000	2,174,242
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/17	600,000	676,320
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A, 5% 2/1/17	200,000	213,334
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/17	1,000,000	1,123,710
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/17	1,000,000	1,127,840
Orlando Utils. Commission Util. Sys. Rev. Series 2009 C, 5% 10/1/17	1,000,000	1,137,690
Palm Beach County School Board Ctfs. of Prtn. Series 2014 B, 5% 8/1/17	2,000,000	2,257,480
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/17 (b)	500,000	558,915
Port Saint Lucie Gen. Oblig. Series 2014, 4% 7/1/17	350,000	384,934
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/17	255,000	290,376
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/17	$ 190,000	$ 215,910
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/17	200,000	225,356
		11,435,249
Georgia - 3.5%
Atlanta Arpt. Rev. Series 2011 A, 5% 1/1/17	270,000	299,228
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 1.375%, tender 4/4/17 (a)	1,070,000	1,077,661
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/17	250,000	277,063
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2008, 4% 1/1/17	100,000	108,379
Series 2010, 5% 4/1/17	350,000	390,733
Series A, 5.25% 1/1/17	440,000	490,464
Series GG, 5% 1/1/17	515,000	570,615
		3,214,143
Illinois - 6.5%
Chicago Gen. Oblig.:
Series A, 5.5% 1/1/17	300,000	331,998
5% 1/1/17 (AMBAC Insured)	650,000	706,329
Chicago Park District Gen. Oblig.:
Series 2011 C, 5% 1/1/17	345,000	382,619
Series 2011 D, 5% 1/1/17	500,000	554,520
Illinois Fin. Auth. Rev.:
Series 2009 B, 5% 7/1/17	215,000	241,598
Series 2011 A1, 4% 4/1/17	90,000	97,725
Series 2013, 5% 5/15/17	295,000	319,960
Illinois Gen. Oblig.:
Series 2009, 4% 4/1/17	500,000	537,395
Series 2012, 5% 3/1/17	1,000,000	1,099,220
Series 2014, 4% 2/1/17	1,000,000	1,071,650
Illinois Health Facilities Auth. Rev. Series 2003 A, 5% 5/15/17 (FSA Insured)	250,000	273,425
Illinois Sales Tax Rev.:
Series 2010, 5% 6/15/17	135,000	150,742
5.5% 6/15/17 (FGIC Insured)	75,000	85,068
Metropolitan Pier & Exposition (McCormick Place Expansion Proj.) Series 2002 B, 5.2% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	125,000	137,878
		5,990,127
Municipal Bonds - continued
	Principal Amount	Value
Indiana - 0.8%
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (a)	$ 500,000	$ 510,185
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 4% 7/15/17	200,000	217,632
		727,817
Maryland - 1.2%
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2012, 4% 7/1/17	500,000	542,440
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012, 4% 7/1/17	545,000	593,788
		1,136,228
Massachusetts - 3.8%
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. (Emerson College Proj.) Series 2006 A, 5% 1/1/17	850,000	913,036
Massachusetts Dev. Fin. Agcy. Rev. Series 2011 H, 5% 7/1/17	500,000	543,540
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 1.6%, tender 5/1/17 (a)(b)	850,000	858,951
Massachusetts Gen. Oblig. Series 2011 B, 5% 8/1/17	1,000,000	1,132,990
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/17	100,000	112,434
		3,560,951
Michigan - 5.6%
Detroit School District Series 2012 A, 5% 5/1/17	1,500,000	1,623,510
Michigan Fin. Auth. Rev. Series 2012 A, 5% 6/1/17	1,000,000	1,094,520
Michigan Technological Univ. Series 2008, 5.25% 10/1/17 (Escrowed to Maturity)	225,000	258,487
Rochester Cmnty. School District 4% 5/1/17	2,000,000	2,186,240
		5,162,757
Minnesota - 1.2%
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C, 5.5% 7/1/17	1,000,000	1,130,210
Missouri - 1.3%
Kansas City Spl. Oblig. 3% 9/1/17	350,000	372,064
Saint Louis Arpt. Rev. Series 2013, 5% 7/1/17	730,000	816,848
		1,188,912
Municipal Bonds - continued
	Principal Amount	Value
Nebraska - 0.6%
Nebraska Pub. Pwr. District Rev. Series 2012 A, 5% 1/1/17	$ 500,000	$ 554,390
Nevada - 3.7%
Clark County Arpt. Rev. 5% 7/1/17 (b)	1,000,000	1,117,710
Clark County School District Series 2014 A, 5.5% 6/15/17	2,000,000	2,275,395
		3,393,105
New Jersey - 5.8%
New Jersey Bldg. Auth. State Bldg. Rev. Series 2013 A, 5% 6/15/17	1,000,000	1,117,230
New Jersey Econ. Dev. Auth. Lease (College Avenue Redev. Proj.) Series 2013, 4% 6/15/17	500,000	548,400
New Jersey Econ. Dev. Auth. Rev. Series 2012, 5% 6/15/17	1,580,000	1,758,366
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/17	610,000	677,978
New Jersey Gen. Oblig. Series Q, 5% 8/15/17	300,000	337,320
New Jersey Health Care Facilities Fing. Auth. Rev. 4% 7/1/17	100,000	107,385
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4% 6/15/17	290,000	315,137
Series 2011 B, 5% 6/15/17	500,000	557,840
		5,419,656
New York - 6.2%
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 3% 7/1/17	500,000	527,150
(Univ. Hosp. Proj.) Series 2012, 4% 7/1/17	325,000	349,495
New York City Gen. Oblig. Series 2011 B, 5% 8/1/17	1,680,000	1,894,637
New York Dorm. Auth. Revs. Series 2008 D, 5.25% 8/15/17 (FSA Insured)	395,000	448,732
New York Thruway Auth. Gen. Rev. Series 2014 J, 5% 1/1/17	1,000,000	1,105,620
New York Thruway Auth. Personal Income Tax Rev. Series 2009 A, 5% 3/15/17	100,000	111,852
Rockland County Gen. Oblig. Series 2014 A, 5% 3/1/17 (FSA Insured)	225,000	246,888
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/17	200,000	224,996
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/17	710,000	798,480
		5,707,850
Municipal Bonds - continued
	Principal Amount	Value
North Carolina - 0.9%
Dare County Ctfs. of Prtn. Series 2012 B, 4% 6/1/17	$ 385,000	$ 420,378
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2011 A, 5% 1/1/17 (Escrowed to Maturity)	395,000	438,592
		858,970
Ohio - 2.6%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1, 5% 6/1/17	100,000	108,975
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4% 6/15/17	1,000,000	1,065,600
Franklin County Hosp. Rev. Series 2011 A, 5% 11/15/17	125,000	141,645
Hamilton County Health Care Facilities Rev. 5% 6/1/17	75,000	82,924
Hamilton County Hosp. Facilities Rev. Series 2014, 4% 2/1/17	375,000	402,859
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/17	575,000	636,410
		2,438,413
Pennsylvania - 6.4%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/17 (FSA Insured)	300,000	332,970
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 A, 2.15% 3/1/17	1,000,000	995,620
Commonwealth Fing. Auth. Rev. Series 2013 A2, 4% 6/1/17	250,000	270,340
Indiana County Hosp. Auth. Series 2014 A, 4% 6/1/17	200,000	212,188
Monroeville Fin. Auth. UPMC Rev. Series 2012, 4% 2/15/17	1,000,000	1,082,420
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/17	1,240,000	1,361,309
Philadelphia Gas Works Rev. Series 1998 A, 5.25% 8/1/17	500,000	560,035
Philadelphia Wtr. & Wastewtr. Rev. 5% 7/1/17	1,000,000	1,120,860
		5,935,742
Pennsylvania, New Jersey - 0.6%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2012 A, 3% 7/1/17	565,000	593,120
Municipal Bonds - continued
	Principal Amount	Value
Rhode Island - 1.2%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 4% 5/15/17	$ 1,000,000	$ 1,073,090
South Carolina - 0.2%
South Carolina Pub. Svc. Auth. Rev. Series 2010 B, 5% 1/1/17	130,000	144,073
Tennessee - 1.4%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2011 A1, 5% 7/1/17 (b)	1,130,000	1,258,402
Texas - 2.6%
Corpus Christi Util. Sys. Rev. Series 2013, 5% 7/15/17	100,000	112,273
Denton Independent School District Series 2011, 5% 8/15/17	500,000	565,665
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/17	360,000	404,420
Lower Colorado River Auth. Transmission Contract Rev. 5% 5/15/17	100,000	111,637
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/17	500,000	560,430
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/17	500,000	563,715
Tyler Health Facilities Dev. Corp. Hosp. Rev. Series 2007 A, 5% 7/1/17	100,000	109,441
		2,427,581
Utah - 0.4%
Utah State Board of Regents Rev. Series 2011 B, 5% 8/1/17	345,000	387,169
Washington - 3.7%
Energy Northwest Elec. Rev. Series 2014 A, 5% 7/1/17	1,000,000	1,129,110
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/17 (b)	500,000	553,130
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/17	1,025,000	1,136,090
Washington Gen. Oblig. Series 2008 B, 5% 7/1/17 (FSA Insured)	235,000	265,341
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/17	270,000	304,943
		3,388,614
Wisconsin - 0.6%
Milwaukee Swr. Rev. Series S1, 4% 6/1/17	500,000	543,530
TOTAL MUNICIPAL BONDS (Cost $82,222,737)		83,594,692
Municipal Notes - 1.2%
	Principal Amount	Value
Kentucky - 1.2%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17 (Cost $1,083,068)	$ 1,000,000	$ 1,112,690
TOTAL INVESTMENT PORTFOLIO - 91.4% (Cost $83,305,805)		84,707,382
NET OTHER ASSETS (LIABILITIES) - 8.6%		8,012,107
NET ASSETS - 100%		$ 92,719,489
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	35.2%
Health Care	12.8%
Electric Utilities	9.9%
Transportation	9.2%
Special Tax	8.7%
Others (Individually Less Than 5%)	15.6%
Net Other Assets	8.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2017 Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $83,305,805)		$ 84,707,382
Cash		8,716,998
Receivable for fund shares sold		808,463
Interest receivable		999,534
Other receivables		601
Total assets		95,232,978

Liabilities
Payable for investments purchased	$ 2,371,590
Payable for fund shares redeemed	84,627
Distributions payable	12,630
Accrued management fee	22,036
Transfer agent fees payable	20,943
Distribution and service plan fees payable	1,663
Total liabilities		2,513,489

Net Assets		$ 92,719,489
Net Assets consist of:
Paid in capital		$ 91,353,757
Distributions in excess of net investment income		(4,046)
Accumulated undistributed net realized gain (loss) on investments		(31,799)
Net unrealized appreciation (depreciation) on investments		1,401,577
Net Assets		$ 92,719,489

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

June 30, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,162,283 ÷ 773,913 shares)	$ 10.55

Maximum offering price per share (100/97.25 of $10.55)	$ 10.85
Municipal Income 2017: Net Asset Value, offering price and redemption price per share ($68,930,569 ÷ 6,536,255 shares)	$ 10.55

Institutional Class: Net Asset Value, offering price and redemption price per share ($15,626,637 ÷ 1,481,763 shares)	$ 10.55

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2017 Fund

Financial Statements - continued

Statement of Operations

	Year ended June 30, 2014

Investment Income
Interest		$ 1,112,703

Expenses
Management fee	$ 201,154
Transfer agent fees	67,047
Distribution and service plan fees	17,290
Independent trustees' compensation	246
Miscellaneous	106
Total expenses before reductions	285,843
Expense reductions	(1,397)	284,446
Net investment income (loss)		828,257
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(31,757)
Change in net unrealized appreciation (depreciation) on investment securities		1,113,821
Net gain (loss)		1,082,064
Net increase (decrease) in net assets resulting from operations		$ 1,910,321

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended June 30, 2014	Year ended June 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 828,257	$ 638,724
Net realized gain (loss)	(31,757)	(42)
Change in net unrealized appreciation (depreciation)	1,113,821	(579,943)
Net increase (decrease) in net assets resulting from operations	1,910,321	58,739
Distributions to shareholders from net investment income	(829,746)	(637,272)
Distributions to shareholders from net realized gain	(5,852)	(42,129)
Total distributions	(835,598)	(679,401)
Share transactions - net increase (decrease)	41,533,513	15,576,147
Redemption fees	330	333
Total increase (decrease) in net assets	42,608,566	14,955,818

Net Assets
Beginning of period	50,110,923	35,155,105
End of period (including distributions in excess of net investment income of $4,046 and undistributed net investment income of $3,296, respectively)	$ 92,719,489	$ 50,110,923

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended June 30,	2014	2013	2012	2011F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.37	$ 10.47	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.106	.128	.150	.012
Net realized and unrealized gain (loss)	.183	(.087)	.480	(.011)
Total from investment operations	.289	.041	.630	.001
Distributions from net investment income	(.108)	(.129)	(.150)	(.011)
Distributions from net realized gain	(.001)	(.012)	-	-
Total distributions	(.109)	(.141)	(.150)	(.011)
Redemption fees added to paid in capital E	-H	-H	-H	-
Net asset value, end of period	$ 10.55	$ 10.37	$ 10.47	$ 9.99
Total ReturnB, C, D	2.80%	.38%	6.34%	.01%
Ratios to Average Net Assets G
Expenses before reductions	.65%	.65%	.65%	.65%A
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65%A
Expenses net of all reductions	.65%	.65%	.65%	.63%A
Net investment income (loss)	1.01%	1.22%	1.45%	1.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,162	$ 4,973	$ 3,986	$ 2,618
Portfolio turnover rate	0%	0%	5%	0% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Municipal Income 2017

Years ended June 30,	2014	2013	2012	2011E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.37	$ 10.47	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.132	.155	.176	.014
Net realized and unrealized gain (loss)	.183	(.088)	.480	(.010)
Total from investment operations	.315	.067	.656	.004
Distributions from net investment income	(.134)	(.155)	(.176)	(.014)
Distributions from net realized gain	(.001)	(.012)	-	-
Total distributions	(.135)	(.167)	(.176)	(.014)
Redemption fees added to paid in capital D	- G	- G	- G	-
Net asset value, end of period	$ 10.55	$ 10.37	$ 10.47	$ 9.99
Total Return B, C	3.06%	.63%	6.61%	.04%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%	.40%	.40%	.39%A
Net investment income (loss)	1.26%	1.47%	1.70%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 68,931	$ 38,747	$ 27,328	$ 6,801
Portfolio turnover rate	0%	0%	5%	0% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended June 30,	2014	2013	2012	2011E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.37	$ 10.47	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.132	.155	.176	.015
Net realized and unrealized gain (loss)	.183	(.088)	.480	(.011)
Total from investment operations	.315	.067	.656	.004
Distributions from net investment income	(.134)	(.155)	(.176)	(.014)
Distributions from net realized gain	(.001)	(.012)	-	-
Total distributions	(.135)	(.167)	(.176)	(.014)
Redemption fees added to paid in capital D	- G	- G	- G	-
Net asset value, end of period	$ 10.55	$ 10.37	$ 10.47	$ 9.99
Total Return B, C	3.06%	.63%	6.61%	.04%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%	.40%	.40%	.39%A
Net investment income (loss)	1.26%	1.47%	1.70%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,627	$ 6,391	$ 3,841	$ 2,500
Portfolio turnover rate	0%	0%	5%	0% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Municipal Income 2019 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2014	Past 1 year	Life of fund A
Class A (incl. 2.75% sales charge)	1.20%	3.31%

A From May 19, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Income 2019 Fund - Class A on May 19, 2011, when the fund started, and the current 2.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Municipal Bond Index performed over the same period.

Annual Report

Fidelity Municipal Income 2019 Fund

Investment Changes (Unaudited)

Top Five States as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
New York	21.3	15.7
Florida	15.3	17.5
Illinois	6.8	8.8
Pennsylvania	6.5	4.9
Massachusetts	6.4	2.8
Top Five Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	34.5	28.5
Special Tax	17.4	17.5
Health Care	10.8	9.7
Transportation	10.3	13.5
Education	7.8	8.6
Weighted Average Maturity as of June 30, 2014
		6 months ago
Years	4.9	5.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2014
6 months ago
Years	4.4	4.5

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2014	As of December 31, 2013
AAA 3.6%	AAA 7.5%
AA,A 88.1%	AA,A 78.9%
BBB 5.0%	BBB 3.7%
Short-Term Investments and Net Other Assets 3.3%	Short-Term Investments and Net Other Assets 9.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Municipal Income 2019 Fund

Investments June 30, 2014

Showing Percentage of Net Assets

Municipal Bonds - 96.7%
	Principal Amount	Value
Arizona - 4.1%
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Projs.) Series 2012 B, 5% 6/1/19	$ 270,000	$ 315,136
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series 2009 A, 5% 7/1/19	645,000	730,959
Scottsdale Muni. Property Corp. Excise Tax Rev. Series 2006, 5% 7/1/19	600,000	704,478
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/19	500,000	560,345
		2,310,918
California - 5.3%
California Econ. Recovery Series A, 4.6% 7/1/19	1,040,000	1,211,465
California Gen. Oblig. 5.5% 4/1/19	500,000	598,090
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	581,510
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) Series 2009, 5% 7/1/19	335,000	381,518
Washington Township Health Care District Gen. Oblig. Series 2013 B, 4% 8/1/19	220,000	243,835
		3,016,418
Connecticut - 0.9%
Connecticut Health & Edl. Facilities Auth. Rev. Series 2012 J, 4% 7/1/19	450,000	495,275
Florida - 15.3%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/19	1,000,000	1,168,340
Citizens Property Ins. Corp. Series 2011 A1, 5% 6/1/19	255,000	295,267
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/19	500,000	585,220
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/19	800,000	936,776
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A, 5% 2/1/19	455,000	495,877
Florida of Board Governors Atlantic Univ. Parking Facility Series 2013 A, 5% 7/1/19	1,515,000	1,758,930
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/19	1,000,000	1,168,340
Palm Beach County School Board Ctfs. of Prtn. Series 2014 B, 4% 8/1/19	975,000	1,091,708
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/19 (b)	$ 500,000	$ 570,565
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/19	500,000	590,700
		8,661,723
Georgia - 2.2%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 2.2%, tender 4/2/19 (a)	1,000,000	1,013,540
Georgia Muni. Elec. Auth. Pwr. Rev. (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	200,000	233,332
		1,246,872
Illinois - 6.8%
Chicago O'Hare Int'l. Arpt. Rev. Series 2011 B, 5% 1/1/19	1,000,000	1,157,230
Illinois Fin. Auth. Rev. (Northshore Univ. HealthSystem Proj.) Series 2010, 5% 5/1/19	325,000	368,527
Illinois Gen. Oblig. Series 2012, 5% 3/1/19	1,000,000	1,124,790
Illinois Sales Tax Rev. Series 2013, 5% 6/15/19	1,000,000	1,164,810
		3,815,357
Indiana - 0.5%
Purdue Univ. Rev. Series A, 5% 7/1/19	250,000	295,123
Iowa - 1.7%
Ankeny Cmnty. School District Series 2011 A, 4% 6/1/19	870,000	957,418
Maryland - 2.0%
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/19 (b)	1,000,000	1,130,640
Massachusetts - 6.4%
Massachusetts Gen. Oblig. Series 2011 B, 5% 8/1/19	1,000,000	1,179,610
Massachusetts Spl. Oblig. Rev. Series 2005 A, 5.5% 6/1/19	2,000,000	2,410,000
		3,589,610
Michigan - 4.0%
Detroit School District Series 2012 A, 5% 5/1/19	1,000,000	1,113,960
West Ottawa Pub. School District Series 2012 B, 5% 5/1/19	1,000,000	1,160,870
		2,274,830
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - 2.8%
Hennepin County Sales Tax Rev. Series 2007 A, 5% 12/15/19	$ 595,000	$ 704,956
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1, 5% 1/1/19	785,000	899,202
		1,604,158
Missouri - 0.5%
Kansas City Spl. Oblig. 4% 9/1/19	250,000	278,030
New Jersey - 5.1%
New Jersey Econ. Dev. Auth. Rev.:
Series 2013 NN, 5% 3/1/19	105,000	119,854
Series 2014 PP, 5% 6/15/19	1,000,000	1,146,290
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/19	605,000	693,342
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/19	500,000	574,805
New Jersey Trans. Trust Fund Auth. Series 2003 B, 5.25% 12/15/19	300,000	350,271
		2,884,562
New Mexico - 1.2%
New Mexico Severance Tax Rev. Series 2010 B, 5% 7/1/19	600,000	702,894
New York - 21.3%
Nassau County Local Econ. Assistance Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 4% 7/1/19	250,000	274,153
New York City Gen. Oblig.:
Series 2013 J, 5% 8/1/19	2,000,000	2,341,000
5% 3/1/19	3,000,000	3,485,638
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2012 EE, 5% 6/15/19	500,000	586,835
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/19	1,000,000	1,165,900
New York Dorm. Auth. Personal Income Tax Rev. 5% 2/15/19	1,000,000	1,167,210
New York Metropolitan Trans. Auth. Rev. Series 2010 D, 5% 11/15/19	260,000	305,869
New York Thruway Auth. Gen. Rev. Series 2013 A, 5% 5/1/19	1,000,000	1,161,880
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
Rockland County Gen. Oblig. Series 2014 A, 5% 3/1/19 (FSA Insured)	$ 1,000,000	$ 1,134,760
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/19	350,000	408,552
		12,031,797
Ohio - 3.6%
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (First Energy Nuclear Generation Proj.) Series 2006 B, 4%, tender 6/3/19 (a)	1,000,000	1,067,070
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/19	825,000	941,193
		2,008,263
Pennsylvania - 6.5%
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2010 A, 5% 5/15/19	100,000	113,100
Indiana County Hosp. Auth. Series 2014 A, 4% 6/1/19	400,000	426,796
Pennsylvania Gen. Oblig. Series 2004, 5.375% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	175,000	208,535
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Tenth Series B, 5% 7/1/19 (FSA Insured)	100,000	111,969
Philadelphia Wtr. & Wastewtr. Rev. Series A, 5% 7/1/19	1,000,000	1,168,340
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/19	800,000	914,536
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/19	670,000	742,213
		3,685,489
Texas - 2.1%
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/19	500,000	581,030
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/19	500,000	584,980
		1,166,010
Virginia - 0.9%
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.875%, tender 5/16/19 (a)	500,000	502,875
Washington - 0.2%
Clark County Pub. Util. District #1 Generating Sys. Rev. Series 2010, 5% 1/1/19	110,000	126,673
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - 3.3%
Milwaukee Swr. Rev. Series S1, 5% 6/1/19	$ 1,000,000	$ 1,166,650
Wisconsin Health & Edl. Facilities Bonds Series 2013 B, 4%, tender 5/30/19 (a)	650,000	725,634
		1,892,284
TOTAL INVESTMENT PORTFOLIO - 96.7% (Cost $52,947,139)	54,677,219
NET OTHER ASSETS (LIABILITIES) - 3.3%	1,877,128
NET ASSETS - 100%	$ 56,554,347
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	34.5%
Special Tax	17.4%
Health Care	10.8%
Transportation	10.3%
Education	7.8%
Electric Utilities	7.7%
Water & Sewer	7.2%
Others* (Individually Less Than 5%)	4.3%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2019 Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $52,947,139)		$ 54,677,219
Cash		999,839
Receivable for fund shares sold		222,063
Interest receivable		721,168
Other receivables		184
Total assets		56,620,473

Liabilities
Payable for fund shares redeemed	$ 17,734
Distributions payable	19,762
Accrued management fee	13,840
Transfer agent fees payable	13,392
Distribution and service plan fees payable	1,398
Total liabilities		66,126

Net Assets		$ 56,554,347
Net Assets consist of:
Paid in capital		$ 54,865,086
Undistributed net investment income		2,102
Accumulated undistributed net realized gain (loss) on investments		(42,921)
Net unrealized appreciation (depreciation) on investments		1,730,080
Net Assets		$ 56,554,347

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

June 30, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,830,418 ÷ 636,072 shares)	$ 10.74

Maximum offering price per share (100/97.25 of $10.74)	$ 11.04
Municipal Income 2019: Net Asset Value, offering price and redemption price per share ($36,135,170 ÷ 3,365,046 shares)	$ 10.74

Institutional Class: Net Asset Value, offering price and redemption price per share ($13,588,759 ÷ 1,265,424 shares)	$ 10.74

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2019 Fund

Financial Statements - continued

Statement of Operations

	Year ended June 30, 2014

Investment Income
Interest		$ 1,030,769

Expenses
Management fee	$ 131,365
Transfer agent fees	43,781
Distribution and service plan fees	16,939
Independent trustees' compensation	162
Miscellaneous	72
Total expenses before reductions	192,319
Expense reductions	(650)	191,669
Net investment income (loss)		839,100
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		24,669
Change in net unrealized appreciation (depreciation) on investment securities		963,210
Net gain (loss)		987,879
Net increase (decrease) in net assets resulting from operations		$ 1,826,979

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended June 30, 2014	Year ended June 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 839,100	$ 714,821
Net realized gain (loss)	24,669	(64,475)
Change in net unrealized appreciation (depreciation)	963,210	(648,006)
Net increase (decrease) in net assets resulting from operations	1,826,979	2,340
Distributions to shareholders from net investment income	(839,107)	(714,821)
Share transactions - net increase (decrease)	19,707,336	5,395,588
Redemption fees	61	12
Total increase (decrease) in net assets	20,695,269	4,683,119

Net Assets
Beginning of period	35,859,078	31,175,959
End of period (including undistributed net investment income of $2,102 and undistributed net investment income of $2,109, respectively)	$ 56,554,347	$ 35,859,078

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended June 30,	2014	2013	2012	2011F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.50	$ 10.67	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.181	.199	.215	.017
Net realized and unrealized gain (loss)	.242	(.170)	.721	(.051)
Total from investment operations	.423	.029	.936	(.034)
Distributions from net investment income	(.183)	(.199)	(.215)	(.016)
Distributions from net realized gain	-	-	(.001)	-
Total distributions	(.183)	(.199)	(.216)	(.016)
Redemption fees added to paid in capital E	- H	- H	- H	-
Net asset value, end of period	$ 10.74	$ 10.50	$ 10.67	$ 9.95
Total ReturnB, C, D	4.06%	.24%	9.47%	(.34)%
Ratios to Average Net Assets G
Expenses before reductions	.65%	.65%	.65%	.65%A
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65%A
Expenses net of all reductions	.65%	.65%	.65%	.64%A
Net investment income (loss)	1.71%	1.84%	2.06%	1.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,830	$ 8,173	$ 9,017	$ 5,092
Portfolio turnover rate	2%	4%	5%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Municipal Income 2019

Years ended June 30,	2014	2013	2012	2011E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.50	$ 10.67	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.207	.226	.242	.019
Net realized and unrealized gain (loss)	.242	(.170)	.720	(.050)
Total from investment operations	.449	.056	.962	(.031)
Distributions from net investment income	(.209)	(.226)	(.242)	(.019)
Distributions from net realized gain	-	-	(.001)	-
Total distributions	(.209)	(.226)	(.242) H	(.019)
Redemption fees added to paid in capital D	- G	- G	- G	-
Net asset value, end of period	$ 10.74	$ 10.50	$ 10.67	$ 9.95
Total Return B, C	4.32%	.49%	9.75%	(.31)%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%	.40%	.40%	.39%A
Net investment income (loss)	1.96%	2.09%	2.31%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,135	$ 20,787	$ 15,946	$ 5,967
Portfolio turnover rate	2%	4%	5%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Total distributions of $.242 per share is comprised of distributions from net investment income of $.2417 and distributions from net realized gain of $.0006 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended June 30,	2014	2013	2012	2011E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.50	$ 10.67	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.207	.226	.241	.019
Net realized and unrealized gain (loss)	.242	(.170)	.721	(.050)
Total from investment operations	.449	.056	.962	(.031)
Distributions from net investment income	(.209)	(.226)	(.242)	(.019)
Distributions from net realized gain	-	-	(.001)	-
Total distributions	(.209)	(.226)	(.242) H	(.019)
Redemption fees added to paid in capital D	- G	- G	- G	-
Net asset value, end of period	$ 10.74	$ 10.50	$ 10.67	$ 9.95
Total Return B, C	4.32%	.49%	9.75%	(.31)%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%	.40%	.40%	.39%A
Net investment income (loss)	1.96%	2.09%	2.31%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,589	$ 6,899	$ 6,213	$ 5,050
Portfolio turnover rate	2%	4%	5%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Total distributions of $.242 per share is comprised of distributions from net investment income of $.2417 and distributions from net realized gain of $.0006 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Municipal Income 2021 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2014	Past 1 year	Life of fund A
Class A (incl. 2.75% sales charge)	2.54%	4.31%

A From May 19, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Income 2021 Fund - Class A on May 19, 2011, when the fund started, and the current 2.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Municipal Bond Index performed over the same period.

Annual Report

Fidelity Municipal Income 2021 Fund

Investment Changes (Unaudited)

Top Five States as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
New Jersey	11.9	13.1
California	11.6	12.8
Florida	11.2	8.4
New York	10.8	8.3
Illinois	7.8	4.1
Top Five Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	38.3	37.3
Health Care	16.2	15.8
Transportation	10.8	5.9
Special Tax	9.7	10.6
Electric Utilities	9.2	10.3
Weighted Average Maturity as of June 30, 2014
		6 months ago
Years	6.8	7.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2014
6 months ago
Years	6.0	6.1

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2014	As of December 31, 2013
AAA 3.4%	AAA 2.2%
AA,A 86.4%	AA,A 85.3%
BBB 9.6%	BBB 7.2%
Short-Term Investments and Net Other Assets 0.6%	Short-Term Investments and Net Other Assets 5.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Municipal Income 2021 Fund

Investments June 30, 2014

Showing Percentage of Net Assets

Municipal Bonds - 99.4%
	Principal Amount	Value
Arizona - 3.8%
Tempe Gen. Oblig. Series A, 4% 7/1/21	$ 605,000	$ 680,667
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	300,000	345,360
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/21	500,000	597,800
		1,623,827
California - 11.6%
California Gen. Oblig. 5% 3/1/21	600,000	705,714
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2012 A, 5% 4/1/21	500,000	593,490
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.) 5% 3/1/21	500,000	589,000
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/21	1,000,000	1,175,970
Los Angeles Unified School District Series 2011 A2, 5% 7/1/21	250,000	300,898
Los Angeles Wastewtr. Sys. Series 2013, 5% 6/1/21	500,000	604,615
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2011 B, 5.5% 5/1/21	100,000	122,660
Series 2011 C, 5% 5/1/21 (a)	500,000	582,775
West Contra Costa Unified School District Series 2011, 5% 8/1/21 (FSA Insured)	250,000	296,905
		4,972,027
Florida - 11.2%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/21	500,000	593,865
Clearwater Wtr. and Swr. Rev. Series 2011, 5% 12/1/21	250,000	286,755
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/21	750,000	895,643
Florida Dept. of Envir. Protection Rev.:
Series 2011 B, 5% 7/1/21	750,000	893,483
Series 2012 A, 5% 7/1/21	500,000	595,655
Miami-Dade County Expressway Auth. Series 2014 A, 5% 7/1/21	1,000,000	1,182,740
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/21	325,000	382,704
		4,830,845
Georgia - 5.6%
Atlanta Arpt. Rev. 5% 1/1/21	1,000,000	1,179,190
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/21	250,000	298,828
Municipal Bonds - continued
	Principal Amount	Value
Georgia - continued
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2011 A, 5% 1/1/21	$ 690,000	$ 813,641
Series 2011 B, 5% 1/1/21	85,000	100,231
		2,391,890
Illinois - 7.8%
Chicago Gen. Oblig. 5% 1/1/21	500,000	557,050
Chicago Midway Arpt. Rev. 5% 1/1/21	400,000	467,172
Chicago Park District Gen. Oblig. Series 2014 D, 5% 1/1/21 (b)	1,000,000	1,139,770
Cook County Gen. Oblig. Series 2011 A, 5% 11/15/21	525,000	612,791
Illinois Gen. Oblig. Series 2012, 5% 3/1/21	500,000	562,520
		3,339,303
Indiana - 2.1%
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	200,000	233,718
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 7/15/21	250,000	290,955
Purdue Univ. Rev. Series A, 5% 7/1/21	300,000	358,473
		883,146
Massachusetts - 1.6%
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/21	200,000	239,414
Massachusetts State College Bldg. Auth. Rev. Series A, 5% 5/1/21	390,000	466,237
		705,651
Michigan - 5.8%
Detroit School District Series 2012 A, 5% 5/1/21	500,000	568,245
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	200,000	241,242
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/21	500,000	581,785
Michigan Fin. Auth. Rev. Series 2012 A, 5% 6/1/21	1,000,000	1,121,980
		2,513,252
Nebraska - 1.4%
Nebraska Pub. Pwr. District Rev. Series 2012 A, 5% 1/1/21	500,000	589,260
Municipal Bonds - continued
	Principal Amount	Value
Nevada - 1.5%
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2009 A, 5% 6/1/21	$ 250,000	$ 297,470
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/21	300,000	345,870
		643,340
New Jersey - 11.9%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2003 B, 0% 11/1/21 (FSA Insured)	1,000,000	835,970
New Jersey Econ. Dev. Auth. Rev. Series 2011 EE, 5.5% 9/1/21	1,180,000	1,387,217
New Jersey Edl. Facilities Auth. Rev.:
Series 2011 A, 5% 7/1/21	540,000	624,451
Series 2013 A, 5% 7/1/21	100,000	118,131
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/21	1,000,000	1,164,390
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4.25% 6/15/21	100,000	111,167
Series 2011 B, 5% 6/15/21	750,000	869,445
		5,110,771
New York - 10.8%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2009 A, 5.25% 4/1/21	500,000	562,805
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 5% 7/1/21	500,000	574,910
New York City Gen. Oblig. Series 2013 J, 5% 8/1/21	1,000,000	1,189,790
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/21	685,000	815,239
New York Dorm. Auth. Revs. Series 1, 4% 7/1/21	600,000	679,218
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2012 A, 5% 4/1/21	500,000	593,145
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/21	200,000	237,118
		4,652,225
North Carolina - 3.3%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/21	200,000	235,770
Dare County Ctfs. of Prtn. Series 2012 B, 5% 6/1/21	1,000,000	1,188,470
		1,424,240
Municipal Bonds - continued
	Principal Amount	Value
Ohio - 1.4%
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Series 2014, 5% 6/1/21	$ 500,000	$ 603,890
Pennsylvania - 5.4%
Central Bradford Prog. Auth. Rev. Series 2011, 4% 12/1/21	380,000	409,002
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/21	680,000	758,907
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/21	500,000	568,685
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/21	500,000	578,875
		2,315,469
South Carolina - 1.9%
Horry County School District Series 2011, 5% 3/1/21	700,000	836,605
Texas - 6.6%
Corpus Christi Util. Sys. Rev.:
Series 2013, 5% 7/15/21	250,000	292,010
5% 7/15/21	750,000	877,088
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/21	250,000	295,505
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/21	500,000	590,655
Texas Gen. Oblig. Series 2011 C, 5% 8/1/21 (a)	200,000	238,248
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2011, 5% 7/1/21	500,000	567,395
		2,860,901
Washington - 2.9%
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/21	675,000	790,580
Washington Gen. Oblig. Series 2003 C, 0% 6/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	174,778
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/21	250,000	296,448
		1,261,806
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - 2.8%
Milwaukee Swr. Rev. Series S1, 5% 6/1/21	$ 1,000,000	$ 1,194,150
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $40,933,065)	42,752,598
NET OTHER ASSETS (LIABILITIES) - 0.6%	257,476
NET ASSETS - 100%	$ 43,010,074
Legend
(a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	38.3%
Health Care	16.2%
Transportation	10.8%
Special Tax	9.7%
Electric Utilities	9.2%
Water & Sewer	8.3%
Education	5.6%
Others* (Individually Less Than 5%)	1.9%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2021 Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $40,933,065)		$ 42,752,598
Cash		887,774
Receivable for fund shares sold		20,000
Interest receivable		547,457
Other receivables		126
Total assets		44,207,955

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 1,136,680
Payable for fund shares redeemed	19,011
Distributions payable	19,283
Accrued management fee	10,631
Transfer agent fees payable	10,338
Distribution and service plan fees payable	1,938
Total liabilities		1,197,881

Net Assets		$ 43,010,074
Net Assets consist of:
Paid in capital		$ 41,136,052
Undistributed net investment income		2,792
Accumulated undistributed net realized gain (loss) on investments		51,697
Net unrealized appreciation (depreciation) on investments		1,819,533
Net Assets		$ 43,010,074

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

June 30, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,189,322 ÷ 845,948 shares)	$ 10.86

Maximum offering price per share (100/97.25 of $10.86)	$ 11.17
Municipal Income 2021: Net Asset Value, offering price and redemption price per share ($23,718,110 ÷ 2,183,431 shares)	$ 10.86

Institutional Class: Net Asset Value, offering price and redemption price per share ($10,102,642 ÷ 930,023 shares)	$ 10.86

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2021 Fund

Financial Statements - continued

Statement of Operations

	Year ended June 30, 2014

Investment Income
Interest		$ 1,103,716

Expenses
Management fee	$ 113,757
Transfer agent fees	37,917
Distribution and service plan fees	20,921
Independent trustees' compensation	144
Miscellaneous	68
Total expenses before reductions	172,807
Expense reductions	(330)	172,477
Net investment income (loss)		931,239
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		53,292
Change in net unrealized appreciation (depreciation) on investment securities		1,163,953
Net gain (loss)		1,217,245
Net increase (decrease) in net assets resulting from operations		$ 2,148,484

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended June 30, 2014	Year ended June 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 931,239	$ 925,733
Net realized gain (loss)	53,292	142,670
Change in net unrealized appreciation (depreciation)	1,163,953	(1,144,297)
Net increase (decrease) in net assets resulting from operations	2,148,484	(75,894)
Distributions to shareholders from net investment income	(931,249)	(925,732)
Distributions to shareholders from net realized gain	(118,166)	(68,695)
Total distributions	(1,049,415)	(994,427)
Share transactions - net increase (decrease)	5,481,587	2,311,456
Redemption fees	42	933
Total increase (decrease) in net assets	6,580,698	1,242,068

Net Assets
Beginning of period	36,429,376	35,187,308
End of period (including undistributed net investment income of $2,792 and undistributed net investment income of $2,801, respectively)	$ 43,010,074	$ 36,429,376

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended June 30,	2014	2013	2012	2011F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 10.84	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.240	.242	.248	.017
Net realized and unrealized gain (loss)	.324	(.250)	.906	(.040)
Total from investment operations	.564	(.008)	1.154	(.023)
Distributions from net investment income	(.240)	(.242)	(.248)	(.017)
Distributions from net realized gain	(.034)	(.020)	(.026)	-
Total distributions	(.274)	(.262)	(.274)	(.017)
Redemption fees added to paid in capital E	- H	- H	- H	-
Net asset value, end of period	$ 10.86	$ 10.57	$ 10.84	$ 9.96
Total Return B, C, D	5.44%	(.15)%	11.68%	(.23)%
Ratios to Average Net Assets G
Expenses before reductions	.65%	.65%	.65%	.65%A
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65%A
Expenses net of all reductions	.65%	.65%	.65%	.63%A
Net investment income (loss)	2.26%	2.19%	2.34%	1.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,189	$ 8,664	$ 8,546	$ 5,168
Portfolio turnover rate	6%	12%	14%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Municipal Income 2021

Years ended June 30,	2014	2013	2012	2011E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 10.84	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.266	.269	.275	.019
Net realized and unrealized gain (loss)	.325	(.250)	.905	(.040)
Total from investment operations	.591	.019	1.180	(.021)
Distributions from net investment income	(.267)	(.269)	(.274)	(.019)
Distributions from net realized gain	(.034)	(.020)	(.026)	-
Total distributions	(.301)	(.289)	(.300)	(.019)
Redemption fees added to paid in capital D	- G	- G	- G	-
Net asset value, end of period	$ 10.86	$ 10.57	$ 10.84	$ 9.96
Total Return B, C	5.70%	.10%	11.96%	(.21)%
Ratios to Average Net AssetsF
Expenses before reductions	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%	.40%	.40%	.39%A
Net investment income (loss)	2.51%	2.44%	2.59%	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,718	$ 20,604	$ 20,274	$ 5,921
Portfolio turnover rate	6%	12%	14%	5% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended June 30,	2014	2013	2012	2011E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 10.84	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.266	.269	.274	.020
Net realized and unrealized gain (loss)	.325	(.250)	.906	(.041)
Total from investment operations	.591	.019	1.180	(.021)
Distributions from net investment income	(.267)	(.269)	(.274)	(.019)
Distributions from net realized gain	(.034)	(.020)	(.026)	-
Total distributions	(.301)	(.289)	(.300)	(.019)
Redemption fees added to paid in capital D	- G	- G	- G	-
Net asset value, end of period	$ 10.86	$ 10.57	$ 10.84	$ 9.96
Total Return B, C	5.70%	.10%	11.96%	(.21)%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%	.40%	.40%	.39%A
Net investment income (loss)	2.51%	2.44%	2.60%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,103	$ 7,161	$ 6,367	$ 5,008
Portfolio turnover rate	6%	12%	14%	5% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Municipal Income 2023 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2014	Past 1 year	Life of fund A
Class A (incl. 2.75% sales charge)	3.78%	-1.36%

A From April 23, 2013.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Income 2023 Fund - Class A on April 23, 2013, when the fund started, and the current 2.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Municipal Bond Index performed over the same period.

Annual Report

Fidelity Municipal Income 2023 Fund

Investment Changes (Unaudited)

Top Five States as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
California	15.6	19.5
Illinois	12.5	15.1
New York	11.0	10.7
New Jersey	9.0	10.5
Washington	6.0	8.1
Top Five Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	44.5	42.1
Health Care	10.8	9.3
Transportation	10.2	10.3
Water & Sewer	8.8	8.7
Special Tax	7.8	11.0
Weighted Average Maturity as of June 30, 2014
		6 months ago
Years	8.9	9.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2014
6 months ago
Years	7.5	7.7

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2014	As of December 31, 2013
AAA 4.3%	AAA 3.4%
AA,A 85.2%	AA,A 82.7%
BBB 6.4%	BBB 10.4%
Short-Term Investments and Net Other Assets 4.1%	Short-Term Investments and Net Other Assets 3.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Municipal Income 2023 Fund

Investments June 30, 2014

Showing Percentage of Net Assets

Municipal Bonds - 95.9%
	Principal Amount	Value
Arizona - 4.3%
Tucson Ctfs. of Prtn. Series 2012, 5% 7/1/23 (FSA Insured)	$ 200,000	$ 238,276
Tucson Wtr. Rev. Series 2013 A, 5% 7/1/23	500,000	605,960
		844,236
California - 15.6%
California Gen. Oblig. 4% 2/1/23	500,000	567,485
California Health Facilities Fing. Auth. Rev. Series 2013 A, 5% 3/1/23	100,000	117,569
California Pub. Works Board Lease Rev. (Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/23	250,000	299,203
Desert Sands Unified School District Series 2013 B, 5% 6/1/23	375,000	453,465
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2013 B, 5% 7/1/23	350,000	429,258
Los Angeles Wastewtr. Sys. Series 2013 B, 5% 6/1/23	350,000	428,586
Los Angeles Wastewtr. Sys. Rev. Series 2012 B, 4% 6/1/23	60,000	68,539
Riverside County Trans. Commission Toll Rev. Series 2013 A, 0% 6/1/23	200,000	138,454
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A, 5% 6/1/23	200,000	239,362
Stockton Unified School District Gen. Oblig. Series 2012 A, 5% 8/1/23 (FSA Insured)	250,000	292,720
		3,034,641
Colorado - 1.2%
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2014 A, 5% 6/1/23 (c)	200,000	234,482
Connecticut - 5.4%
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/23	100,000	117,024
Hartford Gen. Oblig.:
Series 2013, 5% 4/1/23	300,000	351,117
5% 4/1/23	500,000	585,195
		1,053,336
Florida - 2.0%
Miami-Dade County Expressway Auth. Series 2014 A, 4% 7/1/23	200,000	220,304
Seminole County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/23	145,000	170,840
		391,144
Municipal Bonds - continued
	Principal Amount	Value
Georgia - 2.8%
Atlanta Arpt. Rev. 5% 1/1/23	$ 250,000	$ 294,840
Georgia Muni. Elec. Auth. Pwr. Rev. Series GG, 5% 1/1/23	210,000	249,425
		544,265
Illinois - 12.5%
Chicago Gen. Oblig. (Cap. Impt. Proj.) Series 1999, 0% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	340,000	243,882
Chicago Midway Arpt. Rev. 5% 1/1/23	400,000	467,104
Chicago O'Hare Int'l. Arpt. Rev. Series 2013 C, 5% 1/1/23 (b)	200,000	231,258
Chicago Park District Gen. Oblig. Series 2013 B, 5% 1/1/23	200,000	233,058
Illinois Gen. Oblig.:
Series 2013, 5% 7/1/23	270,000	301,903
Series 2014, 5% 2/1/23	250,000	279,538
Illinois Reg'l. Trans. Auth. Series 2003 A, 5.5% 7/1/23 (FGIC Insured)	75,000	92,074
Illinois Sales Tax Rev. Series 2013, 5% 6/15/23	400,000	476,916
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	18,554
Series 2002 B, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	90,000	89,754
		2,434,041
Indiana - 1.5%
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/23	250,000	292,223
Louisiana - 3.1%
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	540,000	613,165
Massachusetts - 0.3%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2005 B, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	63,026
Michigan - 2.1%
Detroit Swr. Disp. Rev. Series 2004 A, 5.25% 7/1/23 (FSA Insured)	50,000	51,407
Lansing Board of Wtr. & Lt. Util. Rev. Series 2013 A, 5% 7/1/23	300,000	360,612
		412,019
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - 3.4%
Anoka-Hennepin Independent School District 11 Series 2014 A, 5% 2/1/23	$ 250,000	$ 293,970
Saint Paul Independent School District #625 (SD Cr. Enhancement Prog.) Series 2013 B, 5% 2/1/23	300,000	362,205
		656,175
Nevada - 2.9%
Nevada Gen. Oblig. Series 2013 D1, 5% 3/1/23	110,000	133,008
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/23	380,000	438,056
		571,064
New Jersey - 9.0%
New Jersey Econ. Dev. Auth. Rev. Series 2013, 5% 3/1/23	550,000	636,059
New Jersey Edl. Facilities Auth. Rev. Series 2013 A, 5% 7/1/23	100,000	118,521
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2013 A, 5% 7/1/23	200,000	225,942
Series 2013, 5% 7/1/23	200,000	233,386
New Jersey Trans. Trust Fund Auth. 5.75% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	302,953
Rutgers State Univ. Rev. Series 2013 J, 5% 5/1/23	200,000	238,856
		1,755,717
New York - 11.0%
Nassau County Local Econ. Assistance Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 5% 7/1/23	250,000	288,948
New York City Gen. Oblig. Series 2013 J, 5% 8/1/23	600,000	714,690
New York Urban Dev. Corp. Rev. (State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	625,000	776,839
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/23	300,000	355,827
		2,136,304
Ohio - 4.8%
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5% 6/15/23	400,000	445,756
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Hamilton County Hosp. Facilities Rev. Series 2014, 5% 2/1/23	$ 100,000	$ 115,434
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Series 2014, 5% 6/1/23	300,000	367,086
		928,276
Pennsylvania - 5.6%
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/23	325,000	360,984
Pennsylvania Gen. Oblig. Series 2014, 5% 7/1/23	500,000	605,055
Philadelphia Wtr. & Wastewtr. Rev. Series 2014 A, 5% 7/1/23	100,000	118,170
		1,084,209
Rhode Island - 1.5%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 5% 5/15/23	250,000	283,665
Texas - 0.9%
Humble Independent School District Series 2013 B, 5% 2/15/23	140,000	167,937
Washington - 6.0%
King County Swr. Rev. Series 2013 A, 5% 1/1/23	50,000	60,664
Port of Seattle Rev. Series 2013, 5% 7/1/23 (b)	250,000	289,588
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (b)	300,000	346,857
Washington Ctfs. of Prtn. Series 2013 B, 4% 7/1/23	300,000	332,730
Washington Gen. Oblig. Series 2003 C, 0% 6/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	160,000	128,563
		1,158,402
TOTAL INVESTMENT PORTFOLIO - 95.9% (Cost $18,462,538)	18,658,327
NET OTHER ASSETS (LIABILITIES) - 4.1%	805,573
NET ASSETS - 100%	$ 19,463,900
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	44.5%
Health Care	10.8%
Transportation	10.2%
Water & Sewer	8.8%
Special Tax	7.8%
Electric Utilities	5.9%
Others* (Individually Less Than 5%)	12.0%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2023 Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $18,462,538)		$ 18,658,327
Cash		923,864
Receivable for fund shares sold		519,450
Interest receivable		222,715
Other receivables		60
Total assets		20,324,416

Liabilities
Payable for investments purchased Regular delivery	$ 608,349
Delayed delivery	233,642
Payable for fund shares redeemed	2,910
Distributions payable	5,666
Accrued management fee	4,561
Transfer agent fees payable	4,444
Distribution and service plan fees payable	944
Total liabilities		860,516

Net Assets		$ 19,463,900
Net Assets consist of:
Paid in capital		$ 19,300,075
Accumulated undistributed net realized gain (loss) on investments		(31,964)
Net unrealized appreciation (depreciation) on investments		195,789
Net Assets		$ 19,463,900

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

June 30, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,826,580 ÷ 487,388 shares)	$ 9.90

Maximum offering price per share (100/97.25 of $9.90)	$ 10.18
Municipal Income 2023: Net Asset Value, offering price and redemption price per share ($9,263,521 ÷ 935,443 shares)	$ 9.90

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,373,799 ÷ 542,648 shares)	$ 9.90

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2023 Fund

Financial Statements - continued

Statement of Operations

	Year ended June 30, 2014

Investment Income
Interest		$ 375,260

Expenses
Management fee	$ 41,224
Transfer agent fees	13,743
Distribution and service plan fees	8,259
Independent trustees' compensation	50
Miscellaneous	2
Total expenses before reductions	63,278
Expense reductions	(180)	63,098
Net investment income (loss)		312,162
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(17,361)
Change in net unrealized appreciation (depreciation) on investment securities		752,707
Net gain (loss)		735,346
Net increase (decrease) in net assets resulting from operations		$ 1,047,508

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended June 30, 2014	For the period April 23, 2013 (commencement of operations) to June 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 312,162	$ 14,800
Net realized gain (loss)	(17,361)	(14,607)
Change in net unrealized appreciation (depreciation)	752,707	(556,918)
Net increase (decrease) in net assets resulting from operations	1,047,508	(556,725)
Distributions to shareholders from net investment income	(312,158)	(14,800)
Share transactions - net increase (decrease)	8,594,451	10,704,819
Redemption fees	655	150
Total increase (decrease) in net assets	9,330,456	10,133,444

Net Assets
Beginning of period	10,133,444	-
End of period	$ 19,463,900	$ 10,133,444

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended June 30,	2014	2013F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.47	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.199	.010
Net realized and unrealized gain (loss)	.429	(.530)
Total from investment operations	.628	(.520)
Distributions from net investment income	(.198)	(.010)
Redemption fees added to paid in capital E, H	-	-
Net asset value, end of period	$ 9.90	$ 9.47
Total Return B, C, D	6.72%	(5.20)%
Ratios to Average Net Assets G
Expenses before reductions	.65%	.65%A
Expenses net of fee waivers, if any	.65%	.65%A
Expenses net of all reductions	.65%	.62%A
Net investment income (loss)	2.08%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,827	$ 2,370
Portfolio turnover rate	3%	4% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period April 23, 2013 (commencement of operations) to June 30, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Municipal Income 2023

Years ended June 30,	2014	2013E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.47	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.223	.015
Net realized and unrealized gain (loss)	.429	(.530)
Total from investment operations	.652	(.515)
Distributions from net investment income	(.222)	(.015)
Redemption fees added to paid in capital D, G	-	-
Net asset value, end of period	$ 9.90	$ 9.47
Total ReturnB, C	6.98%	(5.15)%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%A
Expenses net of fee waivers, if any	.40%	.40%A
Expenses net of all reductions	.40%	.37%A
Net investment income (loss)	2.34%	.81% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,264	$ 5,383
Portfolio turnover rate	3%	4% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period April 23, 2013 (commencement of operations) to June 30, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended June 30,	2014	2013E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.47	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.224	.015
Net realized and unrealized gain (loss)	.428	(.530)
Total from investment operations	.652	(.515)
Distributions from net investment income	(.222)	(.015)
Redemption fees added to paid in capital D, G	-	-
Net asset value, end of period	$ 9.90	$ 9.47
Total ReturnB, C	6.98%	(5.15)%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%A
Expenses net of fee waivers, if any	.40%	.40%A
Expenses net of all reductions	.40%	.37%A
Net investment income (loss)	2.33%	.81% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,374	$ 2,380
Portfolio turnover rate	3%	4% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period April 23, 2013 (commencement of operations) to June 30, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended June 30, 2014

1. Organization.

Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund and Fidelity Municipal Income 2023 Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Fidelity Municipal Income 2023 Fund is a non-diversified fund. The Funds offer Class A, Institutional Class, and Retail Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective after the close of business on June 27, 2014, Fidelity Municipal Income 2015 was closed to new accounts with certain exceptions.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Annual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2014, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

Each Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Municipal Income 2015 Fund	$ 94,869,104	$ 642,376	$ (2,293)	$ 640,083
Fidelity Municipal Income 2017 Fund	83,305,805	1,423,181	(21,604)	1,401,577
Fidelity Municipal Income 2019 Fund	52,947,139	1,743,766	(13,686)	1,730,080
Fidelity Municipal Income 2021 Fund	40,933,065	1,865,741	(46,208)	1,819,533
Fidelity Municipal Income 2023 Fund	18,462,538	329,649	(133,860)	195,789

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity Municipal Income 2015 Fund	$ 3,472	$ -	$ (47,016)	$ 640,083
Fidelity Municipal Income 2017 Fund	-	-	(31,799)	1,401,577
Fidelity Municipal Income 2019 Fund	2,102	-	(42,921)	1,730,080
Fidelity Municipal Income 2021 Fund	2,792	51,697	-	1,819,533
Fidelity Municipal Income 2023 Fund	4	-	(31,968)	195,789

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryfoward
Fidelity Municipal Income 2015 Fund	$ -	$ (47,016)	$ (47,016)	$ (47,016)
Fidelity Municipal Income 2017 Fund	(47)	(31,752)	(31,799)	(31,799)
Fidelity Municipal Income 2019 Fund	(42,921)	-	(42,921)	(42,921)
Fidelity Municipal Income 2023 Fund	(31,968)	-	(31,968)	(31,968)

The tax character of distributions paid was as follows:

June 30, 2014
	Tax-Exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity Municipal Income 2015 Fund	$ 710,520	$ -	$ -	$ 710,520
Fidelity Municipal Income 2017 Fund	829,746	5,852	-	835,598
Fidelity Municipal Income 2019 Fund	839,107	-	-	839,107
Fidelity Municipal Income 2021 Fund	931,249	-	118,166	1,049,415
Fidelity Municipal Income 2023 Fund	312,158	-	-	312,158
June 30, 2013
	Tax-Exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity Municipal Income 2015 Fund	$ 628,090	$ -	$ -	$ 628,090
Fidelity Municipal Income 2017 Fund	637,272	42,129	-	679,401
Fidelity Municipal Income 2019 Fund	714,821	-	-	714,821
Fidelity Municipal Income 2021 Fund	925,732	46,824	21,871	994,427
Fidelity Municipal Income 2023 Fund	14,800	-	-	14,800

Annual Report

2. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days may be subject to a redemption fee equal to 0.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Income 2015 Fund	29,373,803	9,115,239
Fidelity Municipal Income 2017 Fund	36,151,831	252,813
Fidelity Municipal Income 2019 Fund	20,792,745	689,931
Fidelity Municipal Income 2021 Fund	8,763,665	2,152,860
Fidelity Municipal Income 2023 Fund	8,516,195	347,393

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .30% of average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Each Fund's Class A pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class A's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Fidelity Municipal Income 2015 Fund
Class A	.25%	$ 23,942	$ 2,868
Fidelity Municipal Income 2017 Fund
Class A	.25%	$ 17,290	$ 4,863
Fidelity Municipal Income 2019 Fund
Class A	.25%	$ 16,939	$ 12,281
Fidelity Municipal Income 2021 Fund
Class A	.25%	$ 20,921	$ 14,128
Fidelity Municipal Income 2023 Fund
Class A	.25%	$ 8,259	$ 8,259

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling each Fund's Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A redemptions. The deferred sales charge is .75% or .50% for certain purchases of each Fund's Class A shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Municipal Income 2015 Fund
Class A	$ 282
Fidelity Municipal Income 2017 Fund
Class A	$ 684
Fidelity Municipal Income 2019 Fund
Class A	$ 907
Fidelity Municipal Income 2021 Fund
Class A	$ 284
Fidelity Municipal Income 2023 Fund
Class A	$ 168

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A.(Citibank) is the custodian, transfer agent, and servicing agent for each class of the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, with respect to all classes of the Funds to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives asset-based fees of .10% of average net assets for each class of each Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class of each fund were as follows:

Amount
Fidelity Municipal Income 2015 Fund
Class A	$ 9,577
Municipal Income 2015	77,969
Institutional Class	7,151
$ 94,697
Fidelity Municipal Income 2017 Fund
Class A	$ 6,916
Municipal Income 2017	52,057
Institutional Class	8,074
$ 67,047
Fidelity Municipal Income 2019 Fund
Class A	$ 6,774
Municipal Income 2019	27,174
Institutional Class	9,833
$ 43,781
Fidelity Municipal Income 2021 Fund
Class A	$ 8,367
Municipal Income 2021	21,339
Institutional Class	8,211
$ 37,917
Fidelity Municipal Income 2023 Fund
Class A	$ 3,302
Municipal Income 2023	6,821
Institutional Class	3,620
$ 13,743

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Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains the Funds' accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

5. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Municipal Income 2015 Fund	$ 159
Fidelity Municipal Income 2017 Fund	106
Fidelity Municipal Income 2019 Fund	72
Fidelity Municipal Income 2021 Fund	68
Fidelity Municipal Income 2023 Fund	2

During the period, the Funds did not borrow on this line of credit.

6. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's management fee. During the period, these credits reduced management fee by the following amounts:

Fidelity Municipal Income 2015 Fund	$ 977
Fidelity Municipal Income 2017 Fund	1,397
Fidelity Municipal Income 2019 Fund	650
Fidelity Municipal Income 2021 Fund	330
Fidelity Municipal Income 2023 Fund	180

Annual Report

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended June 30,	2014	2013 A
Fidelity Municipal Income 2015 Fund
From net investment income
Class A	$ 50,665	$ 43,108
Municipal Income 2015	604,650	530,260
Institutional Class	55,205	54,722
Total	$ 710,520	$ 628,090
Fidelity Municipal Income 2017 Fund
From net investment income
Class A	$ 69,462	$ 56,120
Municipal Income 2017	658,943	502,978
Institutional Class	101,341	78,174
Total	$ 829,746	$ 637,272
From net realized gain
Class A	$ 432	$ 4,576
Municipal Income 2017	4,735	32,628
Institutional Class	685	4,925
Total	$ 5,852	$ 42,129
Fidelity Municipal Income 2019 Fund
From net investment income
Class A	$ 117,596	$ 157,367
Municipal Income 2019	530,099	417,928
Institutional Class	191,412	139,526
Total	$ 839,107	$ 714,821
Fidelity Municipal Income 2021 Fund
From net investment income
Class A	$ 189,266	$ 199,930
Municipal Income 2021	536,307	561,607
Institutional Class	205,676	164,195
Total	$ 931,249	$ 925,732
From net realized gain
Class A	$ 27,792	$ 16,021
Municipal Income 2021	67,843	40,845
Institutional Class	22,531	11,829
Total	$ 118,166	$ 68,695
Fidelity Municipal Income 2023 Fund
From net investment income
Class A	$ 68,655	$ 2,547
Municipal Income 2023	158,900	8,533
Institutional Class	84,603	3,720
Total	$ 312,158	$ 14,800

A Distributions for Fidelity Municipal Income 2023 Fund are for the period April 23, 2013 (commencement of operations) to June 30, 2013.

Annual Report

Notes to Financial Statements - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended June 30,	2014	2013 A	2014	2013 A
Fidelity Municipal Income 2015 Fund
Class A
Shares sold	620,865	762,624	$ 6,358,218	$ 7,834,902
Reinvestment of distributions	4,661	3,908	47,734	40,116
Shares redeemed	(623,654)	(412,416)	(6,386,439)	(4,236,123)
Net increase (decrease)	1,872	354,116	$ 19,513	$ 3,638,895
Municipal Income 2015
Shares sold	4,589,724	3,481,077	$ 46,998,387	$ 35,730,415
Reinvestment of distributions	49,423	44,357	506,174	455,363
Shares redeemed	(3,088,049)	(1,630,492)	(31,630,028)	(16,737,221)
Net increase (decrease)	1,551,098	1,894,942	$ 15,874,533	$ 19,448,557
Institutional Class
Shares sold	447,127	463,303	$ 4,579,387	$ 4,755,122
Reinvestment of distributions	4,325	4,065	44,299	41,732
Shares redeemed	(250,671)	(337,591)	(2,567,239)	(3,466,625)
Net increase (decrease)	200,781	129,777	$ 2,056,447	$ 1,330,229
Fidelity Municipal Income 2017 Fund
Class A
Shares sold	716,726	253,103	$ 7,519,057	$ 2,668,254
Reinvestment of distributions	5,882	5,499	61,698	57,893
Shares redeemed	(428,404)	(159,490)	(4,495,669)	(1,680,904)
Net increase (decrease)	294,204	99,112	$ 3,085,086	$ 1,045,243
Municipal Income 2017
Shares sold	4,164,935	1,886,168	$ 43,634,542	$ 19,869,213
Reinvestment of distributions	51,953	44,346	544,659	466,811
Shares redeemed	(1,418,358)	(802,633)	(14,837,183)	(8,433,992)
Net increase (decrease)	2,798,530	1,127,881	$ 29,342,018	$ 11,902,032
Institutional Class
Shares sold	1,276,022	417,232	$ 13,413,376	$ 4,395,390
Reinvestment of distributions	8,657	7,321	90,806	77,078
Shares redeemed	(419,405)	(174,910)	(4,397,773)	(1,843,596)
Net increase (decrease)	865,274	249,643	$ 9,106,409	$ 2,628,872

Annual Report

8. Share Transactions - continued

	Shares		Dollars
Years ended June 30,	2014	2013 A	2014	2013 A
Fidelity Municipal Income 2019 Fund
Class A
Shares sold	160,576	71,075	$ 1,707,619	$ 770,446
Reinvestment of distributions	10,820	14,013	114,728	151,486
Shares redeemed	(313,592)	(151,542)	(3,312,287)	(1,632,376)
Net increase (decrease)	(142,196)	(66,454)	$ (1,489,940)	$ (710,444)
Municipal Income 2019
Shares sold	2,040,408	877,542	$ 21,672,974	$ 9,487,248
Reinvestment of distributions	38,998	33,729	414,185	364,612
Shares redeemed	(693,849)	(425,543)	(7,354,358)	(4,556,774)
Net increase (decrease)	1,385,557	485,728	$ 14,732,801	$ 5,295,086
Institutional Class
Shares sold	792,719	91,492	$ 8,426,700	$ 989,763
Reinvestment of distributions	14,695	12,211	156,076	131,999
Shares redeemed	(198,985)	(28,731)	(2,118,301)	(310,816)
Net increase (decrease)	608,429	74,972	$ 6,464,475	$ 810,946
Fidelity Municipal Income 2021 Fund
Class A
Shares sold	215,825	70,438	$ 2,299,866	$ 775,560
Reinvestment of distributions	19,220	18,691	203,473	205,701
Shares redeemed	(209,145)	(57,324)	(2,208,071)	(626,936)
Net increase (decrease)	25,900	31,805	$ 295,268	$ 354,325
Municipal Income 2021
Shares sold	744,510	768,902	$ 7,888,965	$ 8,472,542
Reinvestment of distributions	41,033	40,991	434,402	451,204
Shares redeemed	(552,198)	(729,762)	(5,821,484)	(7,962,010)
Net increase (decrease)	233,345	80,131	$ 2,501,883	$ 961,736
Institutional Class
Shares sold	384,256	107,038	$ 4,081,286	$ 1,178,564
Reinvestment of distributions	19,383	15,771	205,401	173,500
Shares redeemed	(151,348)	(32,372)	(1,602,251)	(356,669)
Net increase (decrease)	252,291	90,437	$ 2,684,436	$ 995,395

Annual Report

Notes to Financial Statements - continued

8. Share Transactions - continued

	Shares		Dollars
Years ended June 30,	2014	2013 A	2014	2013 A
Fidelity Municipal Income 2023 Fund
Class A
Shares sold	237,566	250,001	$ 2,287,073	$ 2,500,010
Reinvestment of distributions	6,495	269	62,556	2,547
Shares redeemed	(6,943)	-	(67,435)	-
Net increase (decrease)	237,118	250,270	$ 2,282,194	$ 2,502,557
Municipal Income 2023
Shares sold	419,413	596,552	$ 4,030,028	$ 5,961,848
Reinvestment of distributions	15,067	881	144,886	8,401
Shares redeemed	(67,572)	(28,898)	(644,775)	(281,706)
Net increase (decrease)	366,908	568,535	$ 3,530,139	$ 5,688,543
Institutional Class
Shares sold	284,193	251,018	$ 2,714,316	$ 2,510,010
Reinvestment of distributions	7,048	389	67,802	3,709
Shares redeemed	-	-	-	-
Net increase (decrease)	291,241	251,407	$ 2,782,118	$ 2,513,719

A Share transactions for Fidelity Municipal Income 2023 Fund are for the period April 23, 2013 (commencement of operations) to June 30, 2013.

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of more than 10% of the outstanding shares of the following funds:

Fund	Affiliated %
Fidelity Municipal Income 2019 Fund	19%
Fidelity Municipal Income 2021 Fund	34%
Fidelity Municipal Income 2023 Fund	52%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund and Fidelity Municipal Income 2023 Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund and Fidelity Municipal Income 2023 Fund (funds of Fidelity Salem Street Trust), including the schedules of investments, as of June 30, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2014, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund and Fidelity Municipal Income 2023 Fund as of June 30, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

August 12, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 224 funds. Ms. Acton oversees 206 funds. Mr. Curvey oversees 397 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Fidelity Municipal Income 2015 Fund Class A	08/11/14	08/08/14	$0.000
Fidelity Municipal Income 2017 Fund Class A	08/11/14	08/08/14	$0.000
Fidelity Municipal Income 2019 Fund Class A	08/11/14	08/08/14	$0.000
Fidelity Municipal Income 2021 Fund Class A	08/11/14	08/08/14	$0.014
Fidelity Municipal Income 2023 Fund Class A	08/11/14	08/08/14	$0.000

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended June 30, 2014, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Municipal Income 2021 Fund	$53,292

During fiscal year ended 2014, 100% of each fund's income dividends were free from federal income tax, and 3.90%, 3.87%, 4.79%, 2.76% and 5.75% of Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, and Fidelity Municipal Income 2023 Fund income dividends, respectively, were subject to the federal alternative minimum tax.

The funds will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ADMI-UANN-0814
1.926285.103

(Fidelity Investment logo)(registered trademark)
Fidelity® Defined Maturity Funds

Fidelity Advisor® Municipal Income 2015 Fund - Institutional Class

Fidelity Advisor Municipal Income 2017 Fund - Institutional Class

Fidelity Advisor Municipal Income 2019 Fund - Institutional Class

Fidelity Advisor Municipal Income 2021 Fund - Institutional Class

Fidelity Advisor Municipal Income 2023 Fund - Institutional Class

Annual Report

June 30, 2014

(Fidelity Cover Art)

Each Advisor fund
listed above is a
class of the Fidelity®
Defined Maturity Funds

Contents

Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Advisor® Municipal Income 2015 Fund
Performance	(Click Here)	How the fund has done over time.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Advisor Municipal Income 2017 Fund
Performance	(Click Here)	How the fund has done over time.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Advisor Municipal Income 2019 Fund
Performance	(Click Here)	How the fund has done over time.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Advisor Municipal Income 2021 Fund
Performance	(Click Here)	How the fund has done over time.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Advisor Municipal Income 2023 Fund
Performance	(Click Here)	How the fund has done over time.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Municipal bonds posted a strong result for the 12 months ending June 30, 2014, logging nearly all of their advance in the first six months of 2014 when resurgent demand and tight supply drove prices higher. The Barclays® Municipal Bond Index returned 6.14% for the year, significantly outpacing the broader U.S. investment-grade taxable bond market. Most muni bonds declined from July through December 2013 amid fears of rising interest rates. The isolated difficulties of a few prominent muni issuers also prompted investors to sell munis in 2013. The market started its recovery in early 2014, as concern about uneven global economic growth and tensions in Iraq, Syria and the Ukraine brought investors to the relative safety of U.S. bonds. Interest in munis was particularly strong as investors became more upbeat about the fundamental outlook, given generally improving state tax revenues and relief that the financial distress experienced by a few issuers didn't expand to the broader market. Higher federal tax rates for top earners and a new 3.8% Medicare tax on unearned income, from which munis are exempt, also increased the appeal of munis among wealthy, tax-sensitive investors. Finally, supply trends were favorable, as refinancing activity declined significantly relative to last year.

Comments from Kevin Ramundo, Lead Portfolio Manager of Fidelity Advisor® Municipal Income 2017 Fund, Fidelity Advisor® Municipal Income 2021 Fund and Fidelity Advisor Municipal Income 2023 Fund, and Mark Sommer, Lead Portfolio Manager of Fidelity Advisor Municipal Income 2015 Fund and Fidelity Advisor Municipal Income 2019 Fund: For the year, the fund's Institutional Class shares of the 2017, 2019, 2021 and 2023 funds performed roughly in line with their respective Barclays defined-maturity benchmarks net of expenses. The Fund's Institutional Class shares of the 2015 fund trailed its benchmark. (For specific portfolio results, please refer to the performance section of this report.) We managed the funds with a multiyear horizon, using a number of strategies - including keeping the funds' interest rate sensitivity in line with their benchmarks and evaluating bonds based on both yield and potential for price appreciation - that helped the funds' relative performance. The funds benefited from their heavier-than-benchmark exposure to lower-quality investment-grade bonds. With the exception of the 2015 fund, the funds also were helped by their underweighting in weak Puerto Rico bonds, which we sold. In contrast, the funds' overweighting in New Jersey state-backed general obligation and state-appropriated securities was detrimental. These securities underperformed the national muni market as a whole because New Jersey state tax receipts fell below expectations.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Fidelity Municipal Income 2015 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,002.40	$ 3.23
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26
Municipal Income 2015	.40%
Actual		$ 1,000.00	$ 1,003.70	$ 1.99
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,002.70	$ 1.99
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01
Fidelity Municipal Income 2017 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,012.30	$ 3.24
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26
Municipal Income 2017	.40%
Actual		$ 1,000.00	$ 1,013.60	$ 2.00
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,013.60	$ 2.00
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01
Fidelity Municipal Income 2019 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,028.10	$ 3.27
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26
Municipal Income 2019	.40%
Actual		$ 1,000.00	$ 1,029.40	$ 2.01
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,029.40	$ 2.01
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01
	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Fidelity Municipal Income 2021 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,050.60	$ 3.30
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26
Municipal Income 2021	.40%
Actual		$ 1,000.00	$ 1,051.90	$ 2.04
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,051.90	$ 2.04
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01
Fidelity Municipal Income 2023 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,067.80	$ 3.33
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26
Municipal Income 2023	.40%
Actual		$ 1,000.00	$ 1,069.20	$ 2.05
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,069.20	$ 2.05
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

Annual Report

Fidelity Advisor® Municipal Income 2015 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2014	Past 1 year	Life of fund A
Institutional Class	0.88%	1.74%

A From May 19, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Municipal Income 2015 Fund - Institutional Class on May 19, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period.

Annual Report

Fidelity Municipal Income 2015 Fund

Investment Changes (Unaudited)

Top Five States as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Illinois	11.9	13.9
New York	10.0	8.5
New Jersey	9.0	5.9
Connecticut	7.9	7.4
Pennsylvania	6.5	4.3
Top Five Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	33.2	34.6
Special Tax	12.3	12.9
Health Care	11.2	9.6
Electric Utilities	10.6	12.0
Transportation	10.3	8.9
Weighted Average Maturity as of June 30, 2014
		6 months ago
Years	0.9	1.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2014
6 months ago
Years	0.9	1.3

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2014	As of December 31, 2013
AAA 5.4%	AAA 7.3%
AA,A 81.6%	AA,A 78.1%
BBB 9.6%	BBB 10.6%
BB and Below 0.8%	BB and Below 0.0%
Short-Term Investments and Net Other Assets 2.6%	Short-Term Investments and Net Other Assets 4.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Municipal Income 2015 Fund

Investments June 30, 2014

Showing Percentage of Net Assets

Municipal Bonds - 97.4%
	Principal Amount	Value
Arizona - 4.8%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 D, 4% 7/1/15	$ 100,000	$ 103,549
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/15	910,000	952,251
Northern Arizona Univ. Revs. Series 2012, 3% 6/1/15 (FSA Insured)	200,000	204,890
Phoenix Civic Impt. Board Arpt. Rev. Series 2010 A, 5% 7/1/15	1,750,000	1,832,145
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A, 5% 7/1/15	870,000	911,551
Pima County Swr. Sys. Rev. Series 2011 B, 5% 7/1/15	310,000	324,713
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/15	350,000	363,108
		4,692,207
California - 4.5%
California Gen. Oblig. 5% 6/1/15	250,000	261,083
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/15	2,000,000	2,096,560
Los Angeles Unified School District Series 2011 A1, 5% 7/1/15	750,000	786,210
Palm Springs Unified School District Series 2011, 4% 8/1/15	1,000,000	1,041,560
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor and Gamble Proj.) Series 2009, 5% 7/1/15	200,000	208,732
		4,394,145
Connecticut - 7.9%
Bridgeport Gen. Oblig. Series 2013 A, 5% 8/15/15	1,500,000	1,571,955
Connecticut Health & Edl. Facilities Auth. Rev.:
(Hartford HealthCare Proj.) Series A, 4% 7/1/15	1,000,000	1,029,010
Series 2007 I, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	781,215
Hartford Gen. Oblig. Series 2005 A:
5.25% 8/1/15 (Escrowed to Maturity)	720,000	759,370
5.25% 8/1/15 (FSA Insured)	615,000	647,527
Naugatuck Ctfs. of Prtn. (Naugatuck Incineration Facilities Proj.) Series 2014 A, 5% 6/15/15 (b)	800,000	834,624
New Haven Gen. Oblig. Series 2013 A, 5% 8/1/15	2,000,000	2,095,720
		7,719,421
Florida - 5.6%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 4% 7/1/15	1,000,000	1,037,320
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Citizens Property Ins. Corp. Series 2010 A1, 5% 6/1/15	$ 150,000	$ 156,438
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/15	500,000	523,985
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2005 A, 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	360,000	375,991
Series 2009 B, 5% 6/1/15	500,000	522,210
Florida Muni. Pwr. Agcy. Rev. (St. Lucie Proj.) Series 2011 A, 4% 4/1/15	500,000	513,745
Miami-Dade County Pub. Facilities Rev. Series 2005 B, 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	783,038
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/15 (b)	1,000,000	1,059,110
Port Saint Lucie Gen. Oblig. Series 2014, 2% 7/1/15	505,000	513,570
		5,485,407
Georgia - 0.2%
Georgia Muni. Elec. Auth. Pwr. Rev. Series A, 4% 1/1/15	200,000	203,674
Hawaii - 1.6%
Hawaii Arpts. Sys. Rev. Series 2011, 4% 7/1/15 (b)	500,000	518,560
Hawaii Gen. Oblig. Series DR, 5% 6/1/15	1,000,000	1,044,330
		1,562,890
Illinois - 11.9%
Chicago O'Hare Int'l. Arpt. Rev. Series B, 4% 1/1/15	200,000	203,674
Granite City Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 0.7%, tender 5/1/15 (a)(b)	1,000,000	1,000,410
Illinois Gen. Oblig.:
Series 2005, 5% 4/1/15 (AMBAC Insured)	1,500,000	1,552,155
Series 2010, 5% 1/1/15	275,000	281,353
Series 2013, 4% 7/1/15	1,500,000	1,554,450
Illinois Reg'l. Trans. Auth. Series 2002 A, 5.75% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,015,000	1,070,937
Illinois Sales Tax Rev.:
Series 2010, 5% 6/15/15	250,000	261,483
Series 2013, 4% 6/15/15	2,000,000	2,072,880
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A, 5% 6/15/15	$ 2,000,000	$ 2,092,640
Railsplitter Tobacco Settlement Auth. Rev. Series 2010, 5% 6/1/15	1,560,000	1,621,542
		11,711,524
Indiana - 2.3%
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series F, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,046,430
Indianapolis Thermal Energy Sys. Bonds Series 2013 B, 0.73%, tender 8/1/14 (a)	1,000,000	1,000,100
Purdue Univ. Rev. Series A, 5% 7/1/15	200,000	209,698
		2,256,228
Kentucky - 0.8%
Pikeville Hosp. Rev. Series 2011, 4% 3/1/15	750,000	764,828
Maryland - 0.6%
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012, 3% 7/1/15	520,000	532,828
Massachusetts - 5.0%
Easton Gen. Oblig. 5% 8/1/15 (FSA Insured)	600,000	631,122
Massachusetts Dev. Fin. Agcy. Rev. Series 2011 H, 5% 7/1/15	750,000	776,040
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. (Nuclear #6 Proj.) Series 2012 A, 5% 7/1/15	3,380,000	3,539,023
		4,946,185
Michigan - 2.3%
Detroit School District Series 2012 A, 5% 5/1/15	500,000	513,245
Grand Traverse County Hosp. Series 2011 A, 5% 7/1/15	750,000	785,205
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	950,000	986,395
		2,284,845
Missouri - 2.1%
Kansas City Spl. Oblig. 2% 9/1/15	270,000	275,349
Saint Louis Arpt. Rev. Series 2013, 4% 7/1/15	1,705,000	1,767,250
		2,042,599
Municipal Bonds - continued
	Principal Amount	Value
Nevada - 6.5%
Clark County Arpt. Rev.:
Series 2008 E, 5% 7/1/15	$ 20,000	$ 20,972
Series 2010 D, 5% 7/1/15	1,280,000	1,342,195
Series 2013 C1, 2.5% 7/1/15 (b)	380,000	388,447
5% 7/1/15 (b)	1,500,000	1,571,340
Clark County Fuel Tax Series 2008, 5% 6/1/15 (Escrowed to Maturity)	175,000	182,691
Clark County School District Series 2012 A, 5% 6/15/15	2,000,000	2,091,660
Nevada Gen. Oblig. Series 2011 E, 4% 6/1/15	700,000	724,661
		6,321,966
New Jersey - 9.0%
Atlantic City Gen. Oblig. Series 2005, 4.5% 8/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	225,000	233,849
New Jersey Ctfs. of Prtn. Series 2008 A, 5% 6/15/15	625,000	652,231
New Jersey Econ. Dev. Auth. Rev.:
Series 2012 G, 0.64% 2/1/15 (a)	2,200,000	2,200,770
Series 2012, 5% 6/15/15	1,780,000	1,854,244
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/15	1,975,000	2,065,692
New Jersey Trans. Trust Fund Auth. Series 2011 B, 5% 6/15/15	1,635,000	1,708,003
Stafford Township Board Ed. 4.25% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	156,414
		8,871,203
New Mexico - 3.4%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (a)	2,355,000	2,397,390
New Mexico Severance Tax Rev. Series 2011 A2, 5% 7/1/15	900,000	943,542
		3,340,932
New York - 10.0%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2010 A:
4% 5/1/15 (Escrowed to Maturity)	100,000	103,209
5% 5/1/15 (Escrowed to Maturity)	1,830,000	1,903,859
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011, 5% 7/1/15	730,000	763,441
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 4% 7/1/15	500,000	517,490
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.:
Series 2006 D, 5% 8/1/15	$ 440,000	$ 463,069
Series 2010 E, 5% 8/1/15	300,000	315,729
Series 2011 A, 3% 8/1/15	100,000	103,090
New York City Trust Cultural Resources Rev. Bonds Series 2009 C, 2.1%, tender 7/1/15 (a)	1,250,000	1,271,325
New York Dorm. Auth. Revs.:
Series 2010 A, 5% 7/1/15	1,420,000	1,485,931
Series 2012 A:
3% 7/1/15	235,000	241,366
5% 5/1/15	1,000,000	1,037,290
Saratoga County Cap. Resources Rev. Series A, 3% 7/1/15	380,000	390,294
St. Lawrence County Individual Dev. Agcy. Civic Facilities Rev. 4% 7/1/15	100,000	103,651
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/15	500,000	522,070
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A, 5% 6/1/15	575,000	591,704
		9,813,518
North Carolina - 0.9%
Dare County Ctfs. of Prtn. Series 2012 B, 3% 6/1/15	795,000	815,551
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2010 A, 5% 1/1/15	100,000	102,325
		917,876
Ohio - 3.4%
Columbus Gen. Oblig. Series 2005 B, 5% 6/15/15	500,000	523,210
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4% 6/15/15	1,045,000	1,073,560
Hamilton County Hosp. Facilities Rev. Series 2014, 4% 2/1/15	400,000	408,420
Kent State Univ. Revs. Series 2012 A, 5% 5/1/15	300,000	312,006
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2010 A, 3.375%, tender 7/1/15 (a)	1,000,000	1,020,640
		3,337,836
Oregon - 0.5%
Portland Gen. Oblig. Series 2010 A, 4% 6/1/15	500,000	517,705
Pennsylvania - 6.5%
Allegheny County Hosp. Dev. Auth. Rev. Series 2008 B, 4% 6/15/15	1,275,000	1,322,086
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/15 (FSA Insured)	$ 250,000	$ 260,895
Indiana County Hosp. Auth. Series 2014 A, 4% 6/1/15	105,000	107,704
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/15	500,000	515,845
Pennsylvania Indl. Dev. Auth. Rev. Series 2012, 5% 7/1/15	820,000	858,491
Philadelphia Gas Works Rev. Seventeenth Series, 5.375% 7/1/15 (FSA Insured)	500,000	522,560
Philadelphia Gen. Oblig. Series 2013 A, 5% 7/15/15	700,000	733,768
Philadelphia Redev. Auth. Rev. Series 2012, 5% 4/15/15	1,200,000	1,238,496
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/15	750,000	781,628
		6,341,473
Texas - 5.0%
Denton Independent School District Series 2011, 5% 8/15/15	500,000	526,990
El Paso Independent School District Series 2008 A, 5% 2/15/15	100,000	103,001
Houston Arpt. Sys. Rev.:
Series 2011 B, 5% 7/1/15	580,000	607,405
Series A, 5% 7/1/15	125,000	130,945
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2008, 5% 5/15/15 (Berkshire Hathaway Assurance Corp. Insured)	435,000	453,344
Series 2010, 5% 5/15/15	500,000	520,370
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/15	500,000	523,470
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (a)	1,000,000	1,003,620
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/15	1,000,000	1,052,430
		4,921,575
Washington - 2.1%
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/15	500,000	521,320
Washington Gen. Oblig. Series R 2012A, 5% 7/1/15	1,425,000	1,493,942
		2,015,262
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - 0.5%
Milwaukee Swr. Rev. Series S1, 3% 6/1/15	$ 500,000	$ 513,060
TOTAL INVESTMENT PORTFOLIO - 97.4% (Cost $94,869,104)	95,509,187
NET OTHER ASSETS (LIABILITIES) - 2.6%	2,598,384
NET ASSETS - 100%	$ 98,107,571
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	33.2%
Special Tax	12.3%
Health Care	11.2%
Electric Utilities	10.6%
Transportation	10.3%
Education	6.9%
Others* (Individually Less Than 5%)	15.5%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $94,869,104)		$ 95,509,187
Cash		1,686,003
Interest receivable		1,306,989
Other receivables		173
Total assets		98,502,352

Liabilities
Payable for fund shares redeemed	$ 333,202
Distributions payable	9,727
Accrued management fee	24,974
Transfer agent fees payable	24,996
Distribution and service plan fees payable	1,882
Total liabilities		394,781

Net Assets		$ 98,107,571
Net Assets consist of:
Paid in capital		$ 97,511,032
Undistributed net investment income		3,472
Accumulated undistributed net realized gain (loss) on investments		(47,016)
Net unrealized appreciation (depreciation) on investments		640,083
Net Assets		$ 98,107,571

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

June 30, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,693,830 ÷ 848,932 shares)	$ 10.24

Maximum offering price per share (100/97.25 of $10.24)	$ 10.53
Municipal Income 2015: Net Asset Value, offering price and redemption price per share ($81,358,419 ÷ 7,944,439 shares)	$ 10.24

Institutional Class: Net Asset Value, offering price and redemption price per share ($8,055,322 ÷ 786,564 shares)	$ 10.24

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2015 Fund

Financial Statements - continued

Statement of Operations

	Year ended June 30, 2014

Investment Income
Interest		$ 1,112,754

Expenses
Management fee	$ 284,067
Transfer agent fees	94,697
Distribution and service plan fees	23,942
Independent trustees' compensation	357
Miscellaneous	159
Total expenses before reductions	403,222
Expense reductions	(977)	402,245
Net investment income (loss)		710,509
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(44,106)
Change in net unrealized appreciation (depreciation) on investment securities		168,389
Net gain (loss)		124,283
Net increase (decrease) in net assets resulting from operations		$ 834,792

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended June 30, 2014	Year ended June 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 710,509	$ 628,115
Net realized gain (loss)	(44,106)	-
Change in net unrealized appreciation (depreciation)	168,389	(131,811)
Net increase (decrease) in net assets resulting from operations	834,792	496,304
Distributions to shareholders from net investment income	(710,520)	(628,090)
Share transactions - net increase (decrease)	17,950,493	24,417,681
Redemption fees	1,545	17
Total increase (decrease) in net assets	18,076,310	24,285,912

Net Assets
Beginning of period	80,031,261	55,745,349
End of period (including undistributed net investment income of $3,472 and undistributed net investment income of $3,484, respectively)	$ 98,107,571	$ 80,031,261

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended June 30,	2014	2013	2012	2011F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.23	$ 10.23	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.054	.074	.095	.005
Net realized and unrealized gain (loss)	.010	- H	.191	.039
Total from investment operations	.064	.074	.286	.044
Distributions from net investment income	(.054)	(.074)	(.096)	(.004)
Redemptions fees added to paid in capital E	-H	-H	-	-
Net asset value, end of period	$ 10.24	$ 10.23	$ 10.23	$ 10.04
Total Return B, C, D	.63%	.72%	2.86%	.44%
Ratios to Average Net Assets G
Expenses before reductions	.65%	.65%	.65%	.65%A
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65%A
Expenses net of all reductions	.65%	.65%	.65%	.63%A
Net investment income (loss)	.53%	.72%	.94%	.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,694	$ 8,662	$ 5,045	$ 3,027
Portfolio turnover rate	10%	0%	3%	0% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Municipal Income 2015

Years ended June 30,	2014	2013	2012	2011E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.23	$ 10.23	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.079	.099	.120	.007
Net realized and unrealized gain (loss)	.011	.001 I	.192	.040
Total from investment operations	.090	.100	.312	.047
Distributions from net investment income	(.080)	(.100)	(.122)	(.007)
Redemption fees added to paid in capital D	-G	-G	-	-
Net asset value, end of period	$ 10.24	$ 10.23	$ 10.23	$ 10.04
Total Return B, C	.88%	.98%	3.12%	.47%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%	.40%	.40%	.39%A
Net investment income (loss)	.78%	.97%	1.19%	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 81,358	$ 65,379	$ 46,034	$ 10,456
Portfolio turnover rate	10%	0%	3%	0% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the Investments of the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended June 30,	2014	2013	2012	2011F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.23	$ 10.23	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.079	.099	.121	.007
Net realized and unrealized gain (loss)	.011	.001 E	.191	.040
Total from investment operations	.090	.100	.312	.047
Distributions from net investment income	(.080)	(.100)	(.122)	(.007)
Redemption fees added to paid in capital D	- H	- H	-	-
Net asset value, end of period	$ 10.24	$ 10.23	$ 10.23	$ 10.04
Total ReturnB, C	.88%	.98%	3.12%	.47%
Ratios to Average Net Assets G
Expenses before reductions	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%	.40%	.40%	.39%A
Net investment income (loss)	.78%	.97%	1.19%	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,055	$ 5,990	$ 4,667	$ 2,572
Portfolio turnover rate	10%	0%	3%	0% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Municipal Income 2017 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2014	Past 1 year	Life of fund A
Institutional Class	3.06%	3.29%

A From May 19, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Income 2017 Fund - Institutional Class on May 19, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Municipal Bond Index performed over the same period.

Annual Report

Fidelity Municipal Income 2017 Fund

Investment Changes (Unaudited)

Top Five States as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Florida	12.3	10.6
California	11.9	13.2
Illinois	6.5	6.2
Pennsylvania	6.4	7.1
New York	6.2	5.6
Top Five Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	35.2	31.6
Health Care	12.8	13.7
Electric Utilities	9.9	10.5
Transportation	9.2	9.7
Special Tax	8.7	8.7
Weighted Average Maturity as of June 30, 2014
		6 months ago
Years	2.9	3.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2014
6 months ago
Years	2.5	3.0

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2014	As of December 31, 2013
AAA 2.1%	AAA 3.2%
AA,A 76.8%	AA,A 76.8%
BBB 10.8%	BBB 12.8%
BB and Below 0.6%	BB and Below 0.0%
Not Rated 1.1%	Not Rated 0.0%
Short-Term Investments and Net Other Assets 8.6%	Short-Term Investments and Net Other Assets 7.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Municipal Income 2017 Fund

Investments June 30, 2014

Showing Percentage of Net Assets

Municipal Bonds - 90.2%
	Principal Amount	Value
Alabama - 1.6%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/17	$ 475,000	$ 457,568
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.65%, tender 3/20/17 (a)	1,000,000	1,005,560
		1,463,128
Arizona - 1.1%
Arizona School Facilities Board Ctfs. of Prtn. Series 2013 A2, 5% 9/1/17	150,000	169,374
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2011, 5% 7/1/17	500,000	564,555
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/17	250,000	282,103
		1,016,032
California - 11.9%
California Gen. Oblig. 5% 3/1/17	215,000	240,299
California Pub. Works Board Lease Rev.:
Series 2009 A, 4.75% 4/1/17	600,000	665,760
Series B, 5% 6/1/17 (Escrowed to Maturity)	600,000	677,742
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/17	1,000,000	1,133,260
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 4% 3/1/17	1,000,000	1,081,320
Los Angeles Unified School District:
Series 2011 A1, 4% 7/1/17	500,000	550,060
Series 2014 A, 5% 7/1/17	2,000,000	2,259,500
Modesto Irrigation District Elec. Rev. Series 2011 A, 5% 7/1/17	250,000	281,800
Newport Beach Rev. Series 2009 A, 5% 12/1/17 (Escrowed to Maturity)	500,000	571,975
Northern California Pwr. Agcy. Rev. Series 2010 A, 5% 6/1/17	500,000	558,310
Oakland Gen. Oblig. Series 2012, 5% 1/15/17	285,000	315,489
Palm Springs Fing. Auth. Lease (Downtown Revitalization Proj.) Series 2012 B, 4% 6/1/17	1,390,000	1,503,090
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A, 4% 6/1/17	150,000	160,997
San Pablo Calif Redev. Agcy. Series 2014 A, 4% 6/15/17 (FSA Insured)	285,000	310,924
Stockton Unified School District Gen. Oblig. 4% 7/1/17 (FSA Insured)	400,000	435,188
West Contra Costa Unified School District 5% 8/1/17 (FSA Insured)	300,000	336,765
		11,082,479
Municipal Bonds - continued
	Principal Amount	Value
Colorado - 0.5%
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/17	$ 420,000	$ 469,753
Connecticut - 2.0%
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (a)	465,000	473,882
Series D, 5% 7/1/17	1,000,000	1,112,380
Series I, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	275,000	306,939
		1,893,201
Florida - 12.3%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/17	500,000	562,170
Citizens Property Ins. Corp.:
Series 2007 A, 5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	83,424
Series 2009 A1, 5.5% 6/1/17	10,000	11,334
Series 2010 A1:
5% 6/1/17 (FSA Insured)	350,000	392,214
5.25% 6/1/17	1,930,000	2,174,242
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/17	600,000	676,320
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A, 5% 2/1/17	200,000	213,334
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/17	1,000,000	1,123,710
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/17	1,000,000	1,127,840
Orlando Utils. Commission Util. Sys. Rev. Series 2009 C, 5% 10/1/17	1,000,000	1,137,690
Palm Beach County School Board Ctfs. of Prtn. Series 2014 B, 5% 8/1/17	2,000,000	2,257,480
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/17 (b)	500,000	558,915
Port Saint Lucie Gen. Oblig. Series 2014, 4% 7/1/17	350,000	384,934
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/17	255,000	290,376
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/17	$ 190,000	$ 215,910
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/17	200,000	225,356
		11,435,249
Georgia - 3.5%
Atlanta Arpt. Rev. Series 2011 A, 5% 1/1/17	270,000	299,228
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 1.375%, tender 4/4/17 (a)	1,070,000	1,077,661
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/17	250,000	277,063
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2008, 4% 1/1/17	100,000	108,379
Series 2010, 5% 4/1/17	350,000	390,733
Series A, 5.25% 1/1/17	440,000	490,464
Series GG, 5% 1/1/17	515,000	570,615
		3,214,143
Illinois - 6.5%
Chicago Gen. Oblig.:
Series A, 5.5% 1/1/17	300,000	331,998
5% 1/1/17 (AMBAC Insured)	650,000	706,329
Chicago Park District Gen. Oblig.:
Series 2011 C, 5% 1/1/17	345,000	382,619
Series 2011 D, 5% 1/1/17	500,000	554,520
Illinois Fin. Auth. Rev.:
Series 2009 B, 5% 7/1/17	215,000	241,598
Series 2011 A1, 4% 4/1/17	90,000	97,725
Series 2013, 5% 5/15/17	295,000	319,960
Illinois Gen. Oblig.:
Series 2009, 4% 4/1/17	500,000	537,395
Series 2012, 5% 3/1/17	1,000,000	1,099,220
Series 2014, 4% 2/1/17	1,000,000	1,071,650
Illinois Health Facilities Auth. Rev. Series 2003 A, 5% 5/15/17 (FSA Insured)	250,000	273,425
Illinois Sales Tax Rev.:
Series 2010, 5% 6/15/17	135,000	150,742
5.5% 6/15/17 (FGIC Insured)	75,000	85,068
Metropolitan Pier & Exposition (McCormick Place Expansion Proj.) Series 2002 B, 5.2% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	125,000	137,878
		5,990,127
Municipal Bonds - continued
	Principal Amount	Value
Indiana - 0.8%
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (a)	$ 500,000	$ 510,185
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 4% 7/15/17	200,000	217,632
		727,817
Maryland - 1.2%
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2012, 4% 7/1/17	500,000	542,440
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012, 4% 7/1/17	545,000	593,788
		1,136,228
Massachusetts - 3.8%
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. (Emerson College Proj.) Series 2006 A, 5% 1/1/17	850,000	913,036
Massachusetts Dev. Fin. Agcy. Rev. Series 2011 H, 5% 7/1/17	500,000	543,540
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 1.6%, tender 5/1/17 (a)(b)	850,000	858,951
Massachusetts Gen. Oblig. Series 2011 B, 5% 8/1/17	1,000,000	1,132,990
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/17	100,000	112,434
		3,560,951
Michigan - 5.6%
Detroit School District Series 2012 A, 5% 5/1/17	1,500,000	1,623,510
Michigan Fin. Auth. Rev. Series 2012 A, 5% 6/1/17	1,000,000	1,094,520
Michigan Technological Univ. Series 2008, 5.25% 10/1/17 (Escrowed to Maturity)	225,000	258,487
Rochester Cmnty. School District 4% 5/1/17	2,000,000	2,186,240
		5,162,757
Minnesota - 1.2%
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C, 5.5% 7/1/17	1,000,000	1,130,210
Missouri - 1.3%
Kansas City Spl. Oblig. 3% 9/1/17	350,000	372,064
Saint Louis Arpt. Rev. Series 2013, 5% 7/1/17	730,000	816,848
		1,188,912
Municipal Bonds - continued
	Principal Amount	Value
Nebraska - 0.6%
Nebraska Pub. Pwr. District Rev. Series 2012 A, 5% 1/1/17	$ 500,000	$ 554,390
Nevada - 3.7%
Clark County Arpt. Rev. 5% 7/1/17 (b)	1,000,000	1,117,710
Clark County School District Series 2014 A, 5.5% 6/15/17	2,000,000	2,275,395
		3,393,105
New Jersey - 5.8%
New Jersey Bldg. Auth. State Bldg. Rev. Series 2013 A, 5% 6/15/17	1,000,000	1,117,230
New Jersey Econ. Dev. Auth. Lease (College Avenue Redev. Proj.) Series 2013, 4% 6/15/17	500,000	548,400
New Jersey Econ. Dev. Auth. Rev. Series 2012, 5% 6/15/17	1,580,000	1,758,366
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/17	610,000	677,978
New Jersey Gen. Oblig. Series Q, 5% 8/15/17	300,000	337,320
New Jersey Health Care Facilities Fing. Auth. Rev. 4% 7/1/17	100,000	107,385
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4% 6/15/17	290,000	315,137
Series 2011 B, 5% 6/15/17	500,000	557,840
		5,419,656
New York - 6.2%
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 3% 7/1/17	500,000	527,150
(Univ. Hosp. Proj.) Series 2012, 4% 7/1/17	325,000	349,495
New York City Gen. Oblig. Series 2011 B, 5% 8/1/17	1,680,000	1,894,637
New York Dorm. Auth. Revs. Series 2008 D, 5.25% 8/15/17 (FSA Insured)	395,000	448,732
New York Thruway Auth. Gen. Rev. Series 2014 J, 5% 1/1/17	1,000,000	1,105,620
New York Thruway Auth. Personal Income Tax Rev. Series 2009 A, 5% 3/15/17	100,000	111,852
Rockland County Gen. Oblig. Series 2014 A, 5% 3/1/17 (FSA Insured)	225,000	246,888
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/17	200,000	224,996
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/17	710,000	798,480
		5,707,850
Municipal Bonds - continued
	Principal Amount	Value
North Carolina - 0.9%
Dare County Ctfs. of Prtn. Series 2012 B, 4% 6/1/17	$ 385,000	$ 420,378
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2011 A, 5% 1/1/17 (Escrowed to Maturity)	395,000	438,592
		858,970
Ohio - 2.6%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1, 5% 6/1/17	100,000	108,975
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4% 6/15/17	1,000,000	1,065,600
Franklin County Hosp. Rev. Series 2011 A, 5% 11/15/17	125,000	141,645
Hamilton County Health Care Facilities Rev. 5% 6/1/17	75,000	82,924
Hamilton County Hosp. Facilities Rev. Series 2014, 4% 2/1/17	375,000	402,859
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/17	575,000	636,410
		2,438,413
Pennsylvania - 6.4%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/17 (FSA Insured)	300,000	332,970
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 A, 2.15% 3/1/17	1,000,000	995,620
Commonwealth Fing. Auth. Rev. Series 2013 A2, 4% 6/1/17	250,000	270,340
Indiana County Hosp. Auth. Series 2014 A, 4% 6/1/17	200,000	212,188
Monroeville Fin. Auth. UPMC Rev. Series 2012, 4% 2/15/17	1,000,000	1,082,420
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/17	1,240,000	1,361,309
Philadelphia Gas Works Rev. Series 1998 A, 5.25% 8/1/17	500,000	560,035
Philadelphia Wtr. & Wastewtr. Rev. 5% 7/1/17	1,000,000	1,120,860
		5,935,742
Pennsylvania, New Jersey - 0.6%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2012 A, 3% 7/1/17	565,000	593,120
Municipal Bonds - continued
	Principal Amount	Value
Rhode Island - 1.2%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 4% 5/15/17	$ 1,000,000	$ 1,073,090
South Carolina - 0.2%
South Carolina Pub. Svc. Auth. Rev. Series 2010 B, 5% 1/1/17	130,000	144,073
Tennessee - 1.4%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2011 A1, 5% 7/1/17 (b)	1,130,000	1,258,402
Texas - 2.6%
Corpus Christi Util. Sys. Rev. Series 2013, 5% 7/15/17	100,000	112,273
Denton Independent School District Series 2011, 5% 8/15/17	500,000	565,665
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/17	360,000	404,420
Lower Colorado River Auth. Transmission Contract Rev. 5% 5/15/17	100,000	111,637
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/17	500,000	560,430
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/17	500,000	563,715
Tyler Health Facilities Dev. Corp. Hosp. Rev. Series 2007 A, 5% 7/1/17	100,000	109,441
		2,427,581
Utah - 0.4%
Utah State Board of Regents Rev. Series 2011 B, 5% 8/1/17	345,000	387,169
Washington - 3.7%
Energy Northwest Elec. Rev. Series 2014 A, 5% 7/1/17	1,000,000	1,129,110
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/17 (b)	500,000	553,130
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/17	1,025,000	1,136,090
Washington Gen. Oblig. Series 2008 B, 5% 7/1/17 (FSA Insured)	235,000	265,341
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/17	270,000	304,943
		3,388,614
Wisconsin - 0.6%
Milwaukee Swr. Rev. Series S1, 4% 6/1/17	500,000	543,530
TOTAL MUNICIPAL BONDS (Cost $82,222,737)		83,594,692
Municipal Notes - 1.2%
	Principal Amount	Value
Kentucky - 1.2%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17 (Cost $1,083,068)	$ 1,000,000	$ 1,112,690
TOTAL INVESTMENT PORTFOLIO - 91.4% (Cost $83,305,805)		84,707,382
NET OTHER ASSETS (LIABILITIES) - 8.6%		8,012,107
NET ASSETS - 100%		$ 92,719,489
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	35.2%
Health Care	12.8%
Electric Utilities	9.9%
Transportation	9.2%
Special Tax	8.7%
Others (Individually Less Than 5%)	15.6%
Net Other Assets	8.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2017 Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $83,305,805)		$ 84,707,382
Cash		8,716,998
Receivable for fund shares sold		808,463
Interest receivable		999,534
Other receivables		601
Total assets		95,232,978

Liabilities
Payable for investments purchased	$ 2,371,590
Payable for fund shares redeemed	84,627
Distributions payable	12,630
Accrued management fee	22,036
Transfer agent fees payable	20,943
Distribution and service plan fees payable	1,663
Total liabilities		2,513,489

Net Assets		$ 92,719,489
Net Assets consist of:
Paid in capital		$ 91,353,757
Distributions in excess of net investment income		(4,046)
Accumulated undistributed net realized gain (loss) on investments		(31,799)
Net unrealized appreciation (depreciation) on investments		1,401,577
Net Assets		$ 92,719,489

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

June 30, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,162,283 ÷ 773,913 shares)	$ 10.55

Maximum offering price per share (100/97.25 of $10.55)	$ 10.85
Municipal Income 2017: Net Asset Value, offering price and redemption price per share ($68,930,569 ÷ 6,536,255 shares)	$ 10.55

Institutional Class: Net Asset Value, offering price and redemption price per share ($15,626,637 ÷ 1,481,763 shares)	$ 10.55

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2017 Fund

Financial Statements - continued

Statement of Operations

	Year ended June 30, 2014

Investment Income
Interest		$ 1,112,703

Expenses
Management fee	$ 201,154
Transfer agent fees	67,047
Distribution and service plan fees	17,290
Independent trustees' compensation	246
Miscellaneous	106
Total expenses before reductions	285,843
Expense reductions	(1,397)	284,446
Net investment income (loss)		828,257
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(31,757)
Change in net unrealized appreciation (depreciation) on investment securities		1,113,821
Net gain (loss)		1,082,064
Net increase (decrease) in net assets resulting from operations		$ 1,910,321

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended June 30, 2014	Year ended June 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 828,257	$ 638,724
Net realized gain (loss)	(31,757)	(42)
Change in net unrealized appreciation (depreciation)	1,113,821	(579,943)
Net increase (decrease) in net assets resulting from operations	1,910,321	58,739
Distributions to shareholders from net investment income	(829,746)	(637,272)
Distributions to shareholders from net realized gain	(5,852)	(42,129)
Total distributions	(835,598)	(679,401)
Share transactions - net increase (decrease)	41,533,513	15,576,147
Redemption fees	330	333
Total increase (decrease) in net assets	42,608,566	14,955,818

Net Assets
Beginning of period	50,110,923	35,155,105
End of period (including distributions in excess of net investment income of $4,046 and undistributed net investment income of $3,296, respectively)	$ 92,719,489	$ 50,110,923

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended June 30,	2014	2013	2012	2011F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.37	$ 10.47	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.106	.128	.150	.012
Net realized and unrealized gain (loss)	.183	(.087)	.480	(.011)
Total from investment operations	.289	.041	.630	.001
Distributions from net investment income	(.108)	(.129)	(.150)	(.011)
Distributions from net realized gain	(.001)	(.012)	-	-
Total distributions	(.109)	(.141)	(.150)	(.011)
Redemption fees added to paid in capital E	-H	-H	-H	-
Net asset value, end of period	$ 10.55	$ 10.37	$ 10.47	$ 9.99
Total ReturnB, C, D	2.80%	.38%	6.34%	.01%
Ratios to Average Net Assets G
Expenses before reductions	.65%	.65%	.65%	.65%A
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65%A
Expenses net of all reductions	.65%	.65%	.65%	.63%A
Net investment income (loss)	1.01%	1.22%	1.45%	1.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,162	$ 4,973	$ 3,986	$ 2,618
Portfolio turnover rate	0%	0%	5%	0% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Municipal Income 2017

Years ended June 30,	2014	2013	2012	2011E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.37	$ 10.47	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.132	.155	.176	.014
Net realized and unrealized gain (loss)	.183	(.088)	.480	(.010)
Total from investment operations	.315	.067	.656	.004
Distributions from net investment income	(.134)	(.155)	(.176)	(.014)
Distributions from net realized gain	(.001)	(.012)	-	-
Total distributions	(.135)	(.167)	(.176)	(.014)
Redemption fees added to paid in capital D	- G	- G	- G	-
Net asset value, end of period	$ 10.55	$ 10.37	$ 10.47	$ 9.99
Total Return B, C	3.06%	.63%	6.61%	.04%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%	.40%	.40%	.39%A
Net investment income (loss)	1.26%	1.47%	1.70%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 68,931	$ 38,747	$ 27,328	$ 6,801
Portfolio turnover rate	0%	0%	5%	0% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended June 30,	2014	2013	2012	2011E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.37	$ 10.47	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.132	.155	.176	.015
Net realized and unrealized gain (loss)	.183	(.088)	.480	(.011)
Total from investment operations	.315	.067	.656	.004
Distributions from net investment income	(.134)	(.155)	(.176)	(.014)
Distributions from net realized gain	(.001)	(.012)	-	-
Total distributions	(.135)	(.167)	(.176)	(.014)
Redemption fees added to paid in capital D	- G	- G	- G	-
Net asset value, end of period	$ 10.55	$ 10.37	$ 10.47	$ 9.99
Total Return B, C	3.06%	.63%	6.61%	.04%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%	.40%	.40%	.39%A
Net investment income (loss)	1.26%	1.47%	1.70%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,627	$ 6,391	$ 3,841	$ 2,500
Portfolio turnover rate	0%	0%	5%	0% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Municipal Income 2019 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2014	Past 1 year	Life of fund A
Institutional Class	4.32%	4.50%

A From May 19, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Income 2019 Fund - Institutional Class on May 19, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Municipal Bond Index performed over the same period.

Annual Report

Fidelity Municipal Income 2019 Fund

Investment Changes (Unaudited)

Top Five States as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
New York	21.3	15.7
Florida	15.3	17.5
Illinois	6.8	8.8
Pennsylvania	6.5	4.9
Massachusetts	6.4	2.8
Top Five Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	34.5	28.5
Special Tax	17.4	17.5
Health Care	10.8	9.7
Transportation	10.3	13.5
Education	7.8	8.6
Weighted Average Maturity as of June 30, 2014
		6 months ago
Years	4.9	5.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2014
6 months ago
Years	4.4	4.5

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2014	As of December 31, 2013
AAA 3.6%	AAA 7.5%
AA,A 88.1%	AA,A 78.9%
BBB 5.0%	BBB 3.7%
Short-Term Investments and Net Other Assets 3.3%	Short-Term Investments and Net Other Assets 9.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Municipal Income 2019 Fund

Investments June 30, 2014

Showing Percentage of Net Assets

Municipal Bonds - 96.7%
	Principal Amount	Value
Arizona - 4.1%
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Projs.) Series 2012 B, 5% 6/1/19	$ 270,000	$ 315,136
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series 2009 A, 5% 7/1/19	645,000	730,959
Scottsdale Muni. Property Corp. Excise Tax Rev. Series 2006, 5% 7/1/19	600,000	704,478
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/19	500,000	560,345
		2,310,918
California - 5.3%
California Econ. Recovery Series A, 4.6% 7/1/19	1,040,000	1,211,465
California Gen. Oblig. 5.5% 4/1/19	500,000	598,090
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	581,510
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) Series 2009, 5% 7/1/19	335,000	381,518
Washington Township Health Care District Gen. Oblig. Series 2013 B, 4% 8/1/19	220,000	243,835
		3,016,418
Connecticut - 0.9%
Connecticut Health & Edl. Facilities Auth. Rev. Series 2012 J, 4% 7/1/19	450,000	495,275
Florida - 15.3%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/19	1,000,000	1,168,340
Citizens Property Ins. Corp. Series 2011 A1, 5% 6/1/19	255,000	295,267
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/19	500,000	585,220
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/19	800,000	936,776
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A, 5% 2/1/19	455,000	495,877
Florida of Board Governors Atlantic Univ. Parking Facility Series 2013 A, 5% 7/1/19	1,515,000	1,758,930
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/19	1,000,000	1,168,340
Palm Beach County School Board Ctfs. of Prtn. Series 2014 B, 4% 8/1/19	975,000	1,091,708
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/19 (b)	$ 500,000	$ 570,565
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/19	500,000	590,700
		8,661,723
Georgia - 2.2%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 2.2%, tender 4/2/19 (a)	1,000,000	1,013,540
Georgia Muni. Elec. Auth. Pwr. Rev. (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	200,000	233,332
		1,246,872
Illinois - 6.8%
Chicago O'Hare Int'l. Arpt. Rev. Series 2011 B, 5% 1/1/19	1,000,000	1,157,230
Illinois Fin. Auth. Rev. (Northshore Univ. HealthSystem Proj.) Series 2010, 5% 5/1/19	325,000	368,527
Illinois Gen. Oblig. Series 2012, 5% 3/1/19	1,000,000	1,124,790
Illinois Sales Tax Rev. Series 2013, 5% 6/15/19	1,000,000	1,164,810
		3,815,357
Indiana - 0.5%
Purdue Univ. Rev. Series A, 5% 7/1/19	250,000	295,123
Iowa - 1.7%
Ankeny Cmnty. School District Series 2011 A, 4% 6/1/19	870,000	957,418
Maryland - 2.0%
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/19 (b)	1,000,000	1,130,640
Massachusetts - 6.4%
Massachusetts Gen. Oblig. Series 2011 B, 5% 8/1/19	1,000,000	1,179,610
Massachusetts Spl. Oblig. Rev. Series 2005 A, 5.5% 6/1/19	2,000,000	2,410,000
		3,589,610
Michigan - 4.0%
Detroit School District Series 2012 A, 5% 5/1/19	1,000,000	1,113,960
West Ottawa Pub. School District Series 2012 B, 5% 5/1/19	1,000,000	1,160,870
		2,274,830
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - 2.8%
Hennepin County Sales Tax Rev. Series 2007 A, 5% 12/15/19	$ 595,000	$ 704,956
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1, 5% 1/1/19	785,000	899,202
		1,604,158
Missouri - 0.5%
Kansas City Spl. Oblig. 4% 9/1/19	250,000	278,030
New Jersey - 5.1%
New Jersey Econ. Dev. Auth. Rev.:
Series 2013 NN, 5% 3/1/19	105,000	119,854
Series 2014 PP, 5% 6/15/19	1,000,000	1,146,290
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/19	605,000	693,342
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/19	500,000	574,805
New Jersey Trans. Trust Fund Auth. Series 2003 B, 5.25% 12/15/19	300,000	350,271
		2,884,562
New Mexico - 1.2%
New Mexico Severance Tax Rev. Series 2010 B, 5% 7/1/19	600,000	702,894
New York - 21.3%
Nassau County Local Econ. Assistance Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 4% 7/1/19	250,000	274,153
New York City Gen. Oblig.:
Series 2013 J, 5% 8/1/19	2,000,000	2,341,000
5% 3/1/19	3,000,000	3,485,638
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2012 EE, 5% 6/15/19	500,000	586,835
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/19	1,000,000	1,165,900
New York Dorm. Auth. Personal Income Tax Rev. 5% 2/15/19	1,000,000	1,167,210
New York Metropolitan Trans. Auth. Rev. Series 2010 D, 5% 11/15/19	260,000	305,869
New York Thruway Auth. Gen. Rev. Series 2013 A, 5% 5/1/19	1,000,000	1,161,880
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
Rockland County Gen. Oblig. Series 2014 A, 5% 3/1/19 (FSA Insured)	$ 1,000,000	$ 1,134,760
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/19	350,000	408,552
		12,031,797
Ohio - 3.6%
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (First Energy Nuclear Generation Proj.) Series 2006 B, 4%, tender 6/3/19 (a)	1,000,000	1,067,070
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/19	825,000	941,193
		2,008,263
Pennsylvania - 6.5%
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2010 A, 5% 5/15/19	100,000	113,100
Indiana County Hosp. Auth. Series 2014 A, 4% 6/1/19	400,000	426,796
Pennsylvania Gen. Oblig. Series 2004, 5.375% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	175,000	208,535
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Tenth Series B, 5% 7/1/19 (FSA Insured)	100,000	111,969
Philadelphia Wtr. & Wastewtr. Rev. Series A, 5% 7/1/19	1,000,000	1,168,340
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/19	800,000	914,536
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/19	670,000	742,213
		3,685,489
Texas - 2.1%
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/19	500,000	581,030
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/19	500,000	584,980
		1,166,010
Virginia - 0.9%
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.875%, tender 5/16/19 (a)	500,000	502,875
Washington - 0.2%
Clark County Pub. Util. District #1 Generating Sys. Rev. Series 2010, 5% 1/1/19	110,000	126,673
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - 3.3%
Milwaukee Swr. Rev. Series S1, 5% 6/1/19	$ 1,000,000	$ 1,166,650
Wisconsin Health & Edl. Facilities Bonds Series 2013 B, 4%, tender 5/30/19 (a)	650,000	725,634
		1,892,284
TOTAL INVESTMENT PORTFOLIO - 96.7% (Cost $52,947,139)	54,677,219
NET OTHER ASSETS (LIABILITIES) - 3.3%	1,877,128
NET ASSETS - 100%	$ 56,554,347
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	34.5%
Special Tax	17.4%
Health Care	10.8%
Transportation	10.3%
Education	7.8%
Electric Utilities	7.7%
Water & Sewer	7.2%
Others* (Individually Less Than 5%)	4.3%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2019 Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $52,947,139)		$ 54,677,219
Cash		999,839
Receivable for fund shares sold		222,063
Interest receivable		721,168
Other receivables		184
Total assets		56,620,473

Liabilities
Payable for fund shares redeemed	$ 17,734
Distributions payable	19,762
Accrued management fee	13,840
Transfer agent fees payable	13,392
Distribution and service plan fees payable	1,398
Total liabilities		66,126

Net Assets		$ 56,554,347
Net Assets consist of:
Paid in capital		$ 54,865,086
Undistributed net investment income		2,102
Accumulated undistributed net realized gain (loss) on investments		(42,921)
Net unrealized appreciation (depreciation) on investments		1,730,080
Net Assets		$ 56,554,347

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2019 Fund

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,830,418 ÷ 636,072 shares)	$ 10.74

Maximum offering price per share (100/97.25 of $10.74)	$ 11.04
Municipal Income 2019: Net Asset Value, offering price and redemption price per share ($36,135,170 ÷ 3,365,046 shares)	$ 10.74

Institutional Class: Net Asset Value, offering price and redemption price per share ($13,588,759 ÷ 1,265,424 shares)	$ 10.74

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended June 30, 2014

Investment Income
Interest		$ 1,030,769

Expenses
Management fee	$ 131,365
Transfer agent fees	43,781
Distribution and service plan fees	16,939
Independent trustees' compensation	162
Miscellaneous	72
Total expenses before reductions	192,319
Expense reductions	(650)	191,669
Net investment income (loss)		839,100
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		24,669
Change in net unrealized appreciation (depreciation) on investment securities		963,210
Net gain (loss)		987,879
Net increase (decrease) in net assets resulting from operations		$ 1,826,979

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2019 Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended June 30, 2014	Year ended June 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 839,100	$ 714,821
Net realized gain (loss)	24,669	(64,475)
Change in net unrealized appreciation (depreciation)	963,210	(648,006)
Net increase (decrease) in net assets resulting from operations	1,826,979	2,340
Distributions to shareholders from net investment income	(839,107)	(714,821)
Share transactions - net increase (decrease)	19,707,336	5,395,588
Redemption fees	61	12
Total increase (decrease) in net assets	20,695,269	4,683,119

Net Assets
Beginning of period	35,859,078	31,175,959
End of period (including undistributed net investment income of $2,102 and undistributed net investment income of $2,109, respectively)	$ 56,554,347	$ 35,859,078

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended June 30,	2014	2013	2012	2011F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.50	$ 10.67	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.181	.199	.215	.017
Net realized and unrealized gain (loss)	.242	(.170)	.721	(.051)
Total from investment operations	.423	.029	.936	(.034)
Distributions from net investment income	(.183)	(.199)	(.215)	(.016)
Distributions from net realized gain	-	-	(.001)	-
Total distributions	(.183)	(.199)	(.216)	(.016)
Redemption fees added to paid in capital E	- H	- H	- H	-
Net asset value, end of period	$ 10.74	$ 10.50	$ 10.67	$ 9.95
Total ReturnB, C, D	4.06%	.24%	9.47%	(.34)%
Ratios to Average Net Assets G
Expenses before reductions	.65%	.65%	.65%	.65%A
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65%A
Expenses net of all reductions	.65%	.65%	.65%	.64%A
Net investment income (loss)	1.71%	1.84%	2.06%	1.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,830	$ 8,173	$ 9,017	$ 5,092
Portfolio turnover rate	2%	4%	5%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Municipal Income 2019

Years ended June 30,	2014	2013	2012	2011E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.50	$ 10.67	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.207	.226	.242	.019
Net realized and unrealized gain (loss)	.242	(.170)	.720	(.050)
Total from investment operations	.449	.056	.962	(.031)
Distributions from net investment income	(.209)	(.226)	(.242)	(.019)
Distributions from net realized gain	-	-	(.001)	-
Total distributions	(.209)	(.226)	(.242) H	(.019)
Redemption fees added to paid in capital D	- G	- G	- G	-
Net asset value, end of period	$ 10.74	$ 10.50	$ 10.67	$ 9.95
Total Return B, C	4.32%	.49%	9.75%	(.31)%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%	.40%	.40%	.39%A
Net investment income (loss)	1.96%	2.09%	2.31%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,135	$ 20,787	$ 15,946	$ 5,967
Portfolio turnover rate	2%	4%	5%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Total distributions of $.242 per share is comprised of distributions from net investment income of $.2417 and distributions from net realized gain of $.0006 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended June 30,	2014	2013	2012	2011E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.50	$ 10.67	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.207	.226	.241	.019
Net realized and unrealized gain (loss)	.242	(.170)	.721	(.050)
Total from investment operations	.449	.056	.962	(.031)
Distributions from net investment income	(.209)	(.226)	(.242)	(.019)
Distributions from net realized gain	-	-	(.001)	-
Total distributions	(.209)	(.226)	(.242) H	(.019)
Redemption fees added to paid in capital D	- G	- G	- G	-
Net asset value, end of period	$ 10.74	$ 10.50	$ 10.67	$ 9.95
Total Return B, C	4.32%	.49%	9.75%	(.31)%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%	.40%	.40%	.39%A
Net investment income (loss)	1.96%	2.09%	2.31%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,589	$ 6,899	$ 6,213	$ 5,050
Portfolio turnover rate	2%	4%	5%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Total distributions of $.242 per share is comprised of distributions from net investment income of $.2417 and distributions from net realized gain of $.0006 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Municipal Income 2021 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2014	Past 1 year	Life of fund A
Institutional Class	5.70%	5.51%

A From May 19, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Income 2021 Fund - Institutional Class on May 19, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Municipal Bond Index performed over the same period.

Annual Report

Fidelity Municipal Income 2021 Fund

Investment Changes (Unaudited)

Top Five States as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
New Jersey	11.9	13.1
California	11.6	12.8
Florida	11.2	8.4
New York	10.8	8.3
Illinois	7.8	4.1
Top Five Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	38.3	37.3
Health Care	16.2	15.8
Transportation	10.8	5.9
Special Tax	9.7	10.6
Electric Utilities	9.2	10.3
Weighted Average Maturity as of June 30, 2014
		6 months ago
Years	6.8	7.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2014
6 months ago
Years	6.0	6.1

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2014	As of December 31, 2013
AAA 3.4%	AAA 2.2%
AA,A 86.4%	AA,A 85.3%
BBB 9.6%	BBB 7.2%
Short-Term Investments and Net Other Assets 0.6%	Short-Term Investments and Net Other Assets 5.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Municipal Income 2021 Fund

Investments June 30, 2014

Showing Percentage of Net Assets

Municipal Bonds - 99.4%
	Principal Amount	Value
Arizona - 3.8%
Tempe Gen. Oblig. Series A, 4% 7/1/21	$ 605,000	$ 680,667
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	300,000	345,360
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/21	500,000	597,800
		1,623,827
California - 11.6%
California Gen. Oblig. 5% 3/1/21	600,000	705,714
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2012 A, 5% 4/1/21	500,000	593,490
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.) 5% 3/1/21	500,000	589,000
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/21	1,000,000	1,175,970
Los Angeles Unified School District Series 2011 A2, 5% 7/1/21	250,000	300,898
Los Angeles Wastewtr. Sys. Series 2013, 5% 6/1/21	500,000	604,615
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2011 B, 5.5% 5/1/21	100,000	122,660
Series 2011 C, 5% 5/1/21 (a)	500,000	582,775
West Contra Costa Unified School District Series 2011, 5% 8/1/21 (FSA Insured)	250,000	296,905
		4,972,027
Florida - 11.2%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/21	500,000	593,865
Clearwater Wtr. and Swr. Rev. Series 2011, 5% 12/1/21	250,000	286,755
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/21	750,000	895,643
Florida Dept. of Envir. Protection Rev.:
Series 2011 B, 5% 7/1/21	750,000	893,483
Series 2012 A, 5% 7/1/21	500,000	595,655
Miami-Dade County Expressway Auth. Series 2014 A, 5% 7/1/21	1,000,000	1,182,740
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/21	325,000	382,704
		4,830,845
Georgia - 5.6%
Atlanta Arpt. Rev. 5% 1/1/21	1,000,000	1,179,190
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/21	250,000	298,828
Municipal Bonds - continued
	Principal Amount	Value
Georgia - continued
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2011 A, 5% 1/1/21	$ 690,000	$ 813,641
Series 2011 B, 5% 1/1/21	85,000	100,231
		2,391,890
Illinois - 7.8%
Chicago Gen. Oblig. 5% 1/1/21	500,000	557,050
Chicago Midway Arpt. Rev. 5% 1/1/21	400,000	467,172
Chicago Park District Gen. Oblig. Series 2014 D, 5% 1/1/21 (b)	1,000,000	1,139,770
Cook County Gen. Oblig. Series 2011 A, 5% 11/15/21	525,000	612,791
Illinois Gen. Oblig. Series 2012, 5% 3/1/21	500,000	562,520
		3,339,303
Indiana - 2.1%
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	200,000	233,718
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 7/15/21	250,000	290,955
Purdue Univ. Rev. Series A, 5% 7/1/21	300,000	358,473
		883,146
Massachusetts - 1.6%
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/21	200,000	239,414
Massachusetts State College Bldg. Auth. Rev. Series A, 5% 5/1/21	390,000	466,237
		705,651
Michigan - 5.8%
Detroit School District Series 2012 A, 5% 5/1/21	500,000	568,245
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	200,000	241,242
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/21	500,000	581,785
Michigan Fin. Auth. Rev. Series 2012 A, 5% 6/1/21	1,000,000	1,121,980
		2,513,252
Nebraska - 1.4%
Nebraska Pub. Pwr. District Rev. Series 2012 A, 5% 1/1/21	500,000	589,260
Municipal Bonds - continued
	Principal Amount	Value
Nevada - 1.5%
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2009 A, 5% 6/1/21	$ 250,000	$ 297,470
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/21	300,000	345,870
		643,340
New Jersey - 11.9%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2003 B, 0% 11/1/21 (FSA Insured)	1,000,000	835,970
New Jersey Econ. Dev. Auth. Rev. Series 2011 EE, 5.5% 9/1/21	1,180,000	1,387,217
New Jersey Edl. Facilities Auth. Rev.:
Series 2011 A, 5% 7/1/21	540,000	624,451
Series 2013 A, 5% 7/1/21	100,000	118,131
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/21	1,000,000	1,164,390
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4.25% 6/15/21	100,000	111,167
Series 2011 B, 5% 6/15/21	750,000	869,445
		5,110,771
New York - 10.8%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2009 A, 5.25% 4/1/21	500,000	562,805
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 5% 7/1/21	500,000	574,910
New York City Gen. Oblig. Series 2013 J, 5% 8/1/21	1,000,000	1,189,790
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/21	685,000	815,239
New York Dorm. Auth. Revs. Series 1, 4% 7/1/21	600,000	679,218
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2012 A, 5% 4/1/21	500,000	593,145
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/21	200,000	237,118
		4,652,225
North Carolina - 3.3%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/21	200,000	235,770
Dare County Ctfs. of Prtn. Series 2012 B, 5% 6/1/21	1,000,000	1,188,470
		1,424,240
Municipal Bonds - continued
	Principal Amount	Value
Ohio - 1.4%
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Series 2014, 5% 6/1/21	$ 500,000	$ 603,890
Pennsylvania - 5.4%
Central Bradford Prog. Auth. Rev. Series 2011, 4% 12/1/21	380,000	409,002
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/21	680,000	758,907
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/21	500,000	568,685
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/21	500,000	578,875
		2,315,469
South Carolina - 1.9%
Horry County School District Series 2011, 5% 3/1/21	700,000	836,605
Texas - 6.6%
Corpus Christi Util. Sys. Rev.:
Series 2013, 5% 7/15/21	250,000	292,010
5% 7/15/21	750,000	877,088
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/21	250,000	295,505
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/21	500,000	590,655
Texas Gen. Oblig. Series 2011 C, 5% 8/1/21 (a)	200,000	238,248
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2011, 5% 7/1/21	500,000	567,395
		2,860,901
Washington - 2.9%
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/21	675,000	790,580
Washington Gen. Oblig. Series 2003 C, 0% 6/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	174,778
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/21	250,000	296,448
		1,261,806
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - 2.8%
Milwaukee Swr. Rev. Series S1, 5% 6/1/21	$ 1,000,000	$ 1,194,150
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $40,933,065)	42,752,598
NET OTHER ASSETS (LIABILITIES) - 0.6%	257,476
NET ASSETS - 100%	$ 43,010,074
Legend
(a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	38.3%
Health Care	16.2%
Transportation	10.8%
Special Tax	9.7%
Electric Utilities	9.2%
Water & Sewer	8.3%
Education	5.6%
Others* (Individually Less Than 5%)	1.9%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2021 Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $40,933,065)		$ 42,752,598
Cash		887,774
Receivable for fund shares sold		20,000
Interest receivable		547,457
Other receivables		126
Total assets		44,207,955

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 1,136,680
Payable for fund shares redeemed	19,011
Distributions payable	19,283
Accrued management fee	10,631
Transfer agent fees payable	10,338
Distribution and service plan fees payable	1,938
Total liabilities		1,197,881

Net Assets		$ 43,010,074
Net Assets consist of:
Paid in capital		$ 41,136,052
Undistributed net investment income		2,792
Accumulated undistributed net realized gain (loss) on investments		51,697
Net unrealized appreciation (depreciation) on investments		1,819,533
Net Assets		$ 43,010,074

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

June 30, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,189,322 ÷ 845,948 shares)	$ 10.86

Maximum offering price per share (100/97.25 of $10.86)	$ 11.17
Municipal Income 2021: Net Asset Value, offering price and redemption price per share ($23,718,110 ÷ 2,183,431 shares)	$ 10.86

Institutional Class: Net Asset Value, offering price and redemption price per share ($10,102,642 ÷ 930,023 shares)	$ 10.86

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2021 Fund

Financial Statements - continued

Statement of Operations

	Year ended June 30, 2014

Investment Income
Interest		$ 1,103,716

Expenses
Management fee	$ 113,757
Transfer agent fees	37,917
Distribution and service plan fees	20,921
Independent trustees' compensation	144
Miscellaneous	68
Total expenses before reductions	172,807
Expense reductions	(330)	172,477
Net investment income (loss)		931,239
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		53,292
Change in net unrealized appreciation (depreciation) on investment securities		1,163,953
Net gain (loss)		1,217,245
Net increase (decrease) in net assets resulting from operations		$ 2,148,484

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended June 30, 2014	Year ended June 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 931,239	$ 925,733
Net realized gain (loss)	53,292	142,670
Change in net unrealized appreciation (depreciation)	1,163,953	(1,144,297)
Net increase (decrease) in net assets resulting from operations	2,148,484	(75,894)
Distributions to shareholders from net investment income	(931,249)	(925,732)
Distributions to shareholders from net realized gain	(118,166)	(68,695)
Total distributions	(1,049,415)	(994,427)
Share transactions - net increase (decrease)	5,481,587	2,311,456
Redemption fees	42	933
Total increase (decrease) in net assets	6,580,698	1,242,068

Net Assets
Beginning of period	36,429,376	35,187,308
End of period (including undistributed net investment income of $2,792 and undistributed net investment income of $2,801, respectively)	$ 43,010,074	$ 36,429,376

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended June 30,	2014	2013	2012	2011F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 10.84	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.240	.242	.248	.017
Net realized and unrealized gain (loss)	.324	(.250)	.906	(.040)
Total from investment operations	.564	(.008)	1.154	(.023)
Distributions from net investment income	(.240)	(.242)	(.248)	(.017)
Distributions from net realized gain	(.034)	(.020)	(.026)	-
Total distributions	(.274)	(.262)	(.274)	(.017)
Redemption fees added to paid in capital E	- H	- H	- H	-
Net asset value, end of period	$ 10.86	$ 10.57	$ 10.84	$ 9.96
Total Return B, C, D	5.44%	(.15)%	11.68%	(.23)%
Ratios to Average Net Assets G
Expenses before reductions	.65%	.65%	.65%	.65%A
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65%A
Expenses net of all reductions	.65%	.65%	.65%	.63%A
Net investment income (loss)	2.26%	2.19%	2.34%	1.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,189	$ 8,664	$ 8,546	$ 5,168
Portfolio turnover rate	6%	12%	14%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Municipal Income 2021

Years ended June 30,	2014	2013	2012	2011E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 10.84	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.266	.269	.275	.019
Net realized and unrealized gain (loss)	.325	(.250)	.905	(.040)
Total from investment operations	.591	.019	1.180	(.021)
Distributions from net investment income	(.267)	(.269)	(.274)	(.019)
Distributions from net realized gain	(.034)	(.020)	(.026)	-
Total distributions	(.301)	(.289)	(.300)	(.019)
Redemption fees added to paid in capital D	- G	- G	- G	-
Net asset value, end of period	$ 10.86	$ 10.57	$ 10.84	$ 9.96
Total Return B, C	5.70%	.10%	11.96%	(.21)%
Ratios to Average Net AssetsF
Expenses before reductions	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%	.40%	.40%	.39%A
Net investment income (loss)	2.51%	2.44%	2.59%	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,718	$ 20,604	$ 20,274	$ 5,921
Portfolio turnover rate	6%	12%	14%	5% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended June 30,	2014	2013	2012	2011E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 10.84	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.266	.269	.274	.020
Net realized and unrealized gain (loss)	.325	(.250)	.906	(.041)
Total from investment operations	.591	.019	1.180	(.021)
Distributions from net investment income	(.267)	(.269)	(.274)	(.019)
Distributions from net realized gain	(.034)	(.020)	(.026)	-
Total distributions	(.301)	(.289)	(.300)	(.019)
Redemption fees added to paid in capital D	- G	- G	- G	-
Net asset value, end of period	$ 10.86	$ 10.57	$ 10.84	$ 9.96
Total Return B, C	5.70%	.10%	11.96%	(.21)%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%	.40%	.40%	.39%A
Net investment income (loss)	2.51%	2.44%	2.60%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,103	$ 7,161	$ 6,367	$ 5,008
Portfolio turnover rate	6%	12%	14%	5% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Municipal Income 2023 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2014	Past 1 year	Life of fund A
Institutional Class	6.98%	1.24%

A From April 23, 2013.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Income 2023 Fund - Institutional Class on April 23, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Municipal Bond Index performed over the same period.

Annual Report

Fidelity Municipal Income 2023 Fund

Investment Changes (Unaudited)

Top Five States as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
California	15.6	19.5
Illinois	12.5	15.1
New York	11.0	10.7
New Jersey	9.0	10.5
Washington	6.0	8.1
Top Five Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	44.5	42.1
Health Care	10.8	9.3
Transportation	10.2	10.3
Water & Sewer	8.8	8.7
Special Tax	7.8	11.0
Weighted Average Maturity as of June 30, 2014
		6 months ago
Years	8.9	9.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2014
6 months ago
Years	7.5	7.7

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2014	As of December 31, 2013
AAA 4.3%	AAA 3.4%
AA,A 85.2%	AA,A 82.7%
BBB 6.4%	BBB 10.4%
Short-Term Investments and Net Other Assets 4.1%	Short-Term Investments and Net Other Assets 3.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Municipal Income 2023 Fund

Investments June 30, 2014

Showing Percentage of Net Assets

Municipal Bonds - 95.9%
	Principal Amount	Value
Arizona - 4.3%
Tucson Ctfs. of Prtn. Series 2012, 5% 7/1/23 (FSA Insured)	$ 200,000	$ 238,276
Tucson Wtr. Rev. Series 2013 A, 5% 7/1/23	500,000	605,960
		844,236
California - 15.6%
California Gen. Oblig. 4% 2/1/23	500,000	567,485
California Health Facilities Fing. Auth. Rev. Series 2013 A, 5% 3/1/23	100,000	117,569
California Pub. Works Board Lease Rev. (Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/23	250,000	299,203
Desert Sands Unified School District Series 2013 B, 5% 6/1/23	375,000	453,465
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2013 B, 5% 7/1/23	350,000	429,258
Los Angeles Wastewtr. Sys. Series 2013 B, 5% 6/1/23	350,000	428,586
Los Angeles Wastewtr. Sys. Rev. Series 2012 B, 4% 6/1/23	60,000	68,539
Riverside County Trans. Commission Toll Rev. Series 2013 A, 0% 6/1/23	200,000	138,454
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A, 5% 6/1/23	200,000	239,362
Stockton Unified School District Gen. Oblig. Series 2012 A, 5% 8/1/23 (FSA Insured)	250,000	292,720
		3,034,641
Colorado - 1.2%
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2014 A, 5% 6/1/23 (c)	200,000	234,482
Connecticut - 5.4%
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/23	100,000	117,024
Hartford Gen. Oblig.:
Series 2013, 5% 4/1/23	300,000	351,117
5% 4/1/23	500,000	585,195
		1,053,336
Florida - 2.0%
Miami-Dade County Expressway Auth. Series 2014 A, 4% 7/1/23	200,000	220,304
Seminole County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/23	145,000	170,840
		391,144
Municipal Bonds - continued
	Principal Amount	Value
Georgia - 2.8%
Atlanta Arpt. Rev. 5% 1/1/23	$ 250,000	$ 294,840
Georgia Muni. Elec. Auth. Pwr. Rev. Series GG, 5% 1/1/23	210,000	249,425
		544,265
Illinois - 12.5%
Chicago Gen. Oblig. (Cap. Impt. Proj.) Series 1999, 0% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	340,000	243,882
Chicago Midway Arpt. Rev. 5% 1/1/23	400,000	467,104
Chicago O'Hare Int'l. Arpt. Rev. Series 2013 C, 5% 1/1/23 (b)	200,000	231,258
Chicago Park District Gen. Oblig. Series 2013 B, 5% 1/1/23	200,000	233,058
Illinois Gen. Oblig.:
Series 2013, 5% 7/1/23	270,000	301,903
Series 2014, 5% 2/1/23	250,000	279,538
Illinois Reg'l. Trans. Auth. Series 2003 A, 5.5% 7/1/23 (FGIC Insured)	75,000	92,074
Illinois Sales Tax Rev. Series 2013, 5% 6/15/23	400,000	476,916
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	18,554
Series 2002 B, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	90,000	89,754
		2,434,041
Indiana - 1.5%
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/23	250,000	292,223
Louisiana - 3.1%
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	540,000	613,165
Massachusetts - 0.3%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2005 B, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	63,026
Michigan - 2.1%
Detroit Swr. Disp. Rev. Series 2004 A, 5.25% 7/1/23 (FSA Insured)	50,000	51,407
Lansing Board of Wtr. & Lt. Util. Rev. Series 2013 A, 5% 7/1/23	300,000	360,612
		412,019
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - 3.4%
Anoka-Hennepin Independent School District 11 Series 2014 A, 5% 2/1/23	$ 250,000	$ 293,970
Saint Paul Independent School District #625 (SD Cr. Enhancement Prog.) Series 2013 B, 5% 2/1/23	300,000	362,205
		656,175
Nevada - 2.9%
Nevada Gen. Oblig. Series 2013 D1, 5% 3/1/23	110,000	133,008
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/23	380,000	438,056
		571,064
New Jersey - 9.0%
New Jersey Econ. Dev. Auth. Rev. Series 2013, 5% 3/1/23	550,000	636,059
New Jersey Edl. Facilities Auth. Rev. Series 2013 A, 5% 7/1/23	100,000	118,521
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2013 A, 5% 7/1/23	200,000	225,942
Series 2013, 5% 7/1/23	200,000	233,386
New Jersey Trans. Trust Fund Auth. 5.75% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	302,953
Rutgers State Univ. Rev. Series 2013 J, 5% 5/1/23	200,000	238,856
		1,755,717
New York - 11.0%
Nassau County Local Econ. Assistance Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 5% 7/1/23	250,000	288,948
New York City Gen. Oblig. Series 2013 J, 5% 8/1/23	600,000	714,690
New York Urban Dev. Corp. Rev. (State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	625,000	776,839
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/23	300,000	355,827
		2,136,304
Ohio - 4.8%
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5% 6/15/23	400,000	445,756
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Hamilton County Hosp. Facilities Rev. Series 2014, 5% 2/1/23	$ 100,000	$ 115,434
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Series 2014, 5% 6/1/23	300,000	367,086
		928,276
Pennsylvania - 5.6%
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/23	325,000	360,984
Pennsylvania Gen. Oblig. Series 2014, 5% 7/1/23	500,000	605,055
Philadelphia Wtr. & Wastewtr. Rev. Series 2014 A, 5% 7/1/23	100,000	118,170
		1,084,209
Rhode Island - 1.5%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 5% 5/15/23	250,000	283,665
Texas - 0.9%
Humble Independent School District Series 2013 B, 5% 2/15/23	140,000	167,937
Washington - 6.0%
King County Swr. Rev. Series 2013 A, 5% 1/1/23	50,000	60,664
Port of Seattle Rev. Series 2013, 5% 7/1/23 (b)	250,000	289,588
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (b)	300,000	346,857
Washington Ctfs. of Prtn. Series 2013 B, 4% 7/1/23	300,000	332,730
Washington Gen. Oblig. Series 2003 C, 0% 6/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	160,000	128,563
		1,158,402
TOTAL INVESTMENT PORTFOLIO - 95.9% (Cost $18,462,538)	18,658,327
NET OTHER ASSETS (LIABILITIES) - 4.1%	805,573
NET ASSETS - 100%	$ 19,463,900
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	44.5%
Health Care	10.8%
Transportation	10.2%
Water & Sewer	8.8%
Special Tax	7.8%
Electric Utilities	5.9%
Others* (Individually Less Than 5%)	12.0%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2023 Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $18,462,538)		$ 18,658,327
Cash		923,864
Receivable for fund shares sold		519,450
Interest receivable		222,715
Other receivables		60
Total assets		20,324,416

Liabilities
Payable for investments purchased Regular delivery	$ 608,349
Delayed delivery	233,642
Payable for fund shares redeemed	2,910
Distributions payable	5,666
Accrued management fee	4,561
Transfer agent fees payable	4,444
Distribution and service plan fees payable	944
Total liabilities		860,516

Net Assets		$ 19,463,900
Net Assets consist of:
Paid in capital		$ 19,300,075
Accumulated undistributed net realized gain (loss) on investments		(31,964)
Net unrealized appreciation (depreciation) on investments		195,789
Net Assets		$ 19,463,900

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2023 Fund

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,826,580 ÷ 487,388 shares)	$ 9.90

Maximum offering price per share (100/97.25 of $9.90)	$ 10.18
Municipal Income 2023: Net Asset Value, offering price and redemption price per share ($9,263,521 ÷ 935,443 shares)	$ 9.90

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,373,799 ÷ 542,648 shares)	$ 9.90

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended June 30, 2014

Investment Income
Interest		$ 375,260

Expenses
Management fee	$ 41,224
Transfer agent fees	13,743
Distribution and service plan fees	8,259
Independent trustees' compensation	50
Miscellaneous	2
Total expenses before reductions	63,278
Expense reductions	(180)	63,098
Net investment income (loss)		312,162
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(17,361)
Change in net unrealized appreciation (depreciation) on investment securities		752,707
Net gain (loss)		735,346
Net increase (decrease) in net assets resulting from operations		$ 1,047,508

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2023 Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended June 30, 2014	For the period April 23, 2013 (commencement of operations) to June 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 312,162	$ 14,800
Net realized gain (loss)	(17,361)	(14,607)
Change in net unrealized appreciation (depreciation)	752,707	(556,918)
Net increase (decrease) in net assets resulting from operations	1,047,508	(556,725)
Distributions to shareholders from net investment income	(312,158)	(14,800)
Share transactions - net increase (decrease)	8,594,451	10,704,819
Redemption fees	655	150
Total increase (decrease) in net assets	9,330,456	10,133,444

Net Assets
Beginning of period	10,133,444	-
End of period	$ 19,463,900	$ 10,133,444

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended June 30,	2014	2013F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.47	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.199	.010
Net realized and unrealized gain (loss)	.429	(.530)
Total from investment operations	.628	(.520)
Distributions from net investment income	(.198)	(.010)
Redemption fees added to paid in capital E, H	-	-
Net asset value, end of period	$ 9.90	$ 9.47
Total Return B, C, D	6.72%	(5.20)%
Ratios to Average Net Assets G
Expenses before reductions	.65%	.65%A
Expenses net of fee waivers, if any	.65%	.65%A
Expenses net of all reductions	.65%	.62%A
Net investment income (loss)	2.08%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,827	$ 2,370
Portfolio turnover rate	3%	4% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period April 23, 2013 (commencement of operations) to June 30, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Municipal Income 2023

Years ended June 30,	2014	2013E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.47	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.223	.015
Net realized and unrealized gain (loss)	.429	(.530)
Total from investment operations	.652	(.515)
Distributions from net investment income	(.222)	(.015)
Redemption fees added to paid in capital D, G	-	-
Net asset value, end of period	$ 9.90	$ 9.47
Total ReturnB, C	6.98%	(5.15)%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%A
Expenses net of fee waivers, if any	.40%	.40%A
Expenses net of all reductions	.40%	.37%A
Net investment income (loss)	2.34%	.81% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,264	$ 5,383
Portfolio turnover rate	3%	4% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period April 23, 2013 (commencement of operations) to June 30, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended June 30,	2014	2013E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.47	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.224	.015
Net realized and unrealized gain (loss)	.428	(.530)
Total from investment operations	.652	(.515)
Distributions from net investment income	(.222)	(.015)
Redemption fees added to paid in capital D, G	-	-
Net asset value, end of period	$ 9.90	$ 9.47
Total ReturnB, C	6.98%	(5.15)%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%A
Expenses net of fee waivers, if any	.40%	.40%A
Expenses net of all reductions	.40%	.37%A
Net investment income (loss)	2.33%	.81% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,374	$ 2,380
Portfolio turnover rate	3%	4% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period April 23, 2013 (commencement of operations) to June 30, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended June 30, 2014

1. Organization.

Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund and Fidelity Municipal Income 2023 Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Fidelity Municipal Income 2023 Fund is a non-diversified fund. The Funds offer Class A, Institutional Class, and Retail Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective after the close of business on June 27, 2014, Fidelity Municipal Income 2015 was closed to new accounts with certain exceptions.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on

Annual Report

2. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2014, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

Each Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Municipal Income 2015 Fund	$ 94,869,104	$ 642,376	$ (2,293)	$ 640,083
Fidelity Municipal Income 2017 Fund	83,305,805	1,423,181	(21,604)	1,401,577
Fidelity Municipal Income 2019 Fund	52,947,139	1,743,766	(13,686)	1,730,080
Fidelity Municipal Income 2021 Fund	40,933,065	1,865,741	(46,208)	1,819,533
Fidelity Municipal Income 2023 Fund	18,462,538	329,649	(133,860)	195,789

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity Municipal Income 2015 Fund	$ 3,472	$ -	$ (47,016)	$ 640,083
Fidelity Municipal Income 2017 Fund	-	-	(31,799)	1,401,577
Fidelity Municipal Income 2019 Fund	2,102	-	(42,921)	1,730,080
Fidelity Municipal Income 2021 Fund	2,792	51,697	-	1,819,533
Fidelity Municipal Income 2023 Fund	4	-	(31,968)	195,789

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryfoward
Fidelity Municipal Income 2015 Fund	$ -	$ (47,016)	$ (47,016)	$ (47,016)
Fidelity Municipal Income 2017 Fund	(47)	(31,752)	(31,799)	(31,799)
Fidelity Municipal Income 2019 Fund	(42,921)	-	(42,921)	(42,921)
Fidelity Municipal Income 2023 Fund	(31,968)	-	(31,968)	(31,968)

The tax character of distributions paid was as follows:

June 30, 2014
	Tax-Exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity Municipal Income 2015 Fund	$ 710,520	$ -	$ -	$ 710,520
Fidelity Municipal Income 2017 Fund	829,746	5,852	-	835,598
Fidelity Municipal Income 2019 Fund	839,107	-	-	839,107
Fidelity Municipal Income 2021 Fund	931,249	-	118,166	1,049,415
Fidelity Municipal Income 2023 Fund	312,158	-	-	312,158
June 30, 2013
	Tax-Exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity Municipal Income 2015 Fund	$ 628,090	$ -	$ -	$ 628,090
Fidelity Municipal Income 2017 Fund	637,272	42,129	-	679,401
Fidelity Municipal Income 2019 Fund	714,821	-	-	714,821
Fidelity Municipal Income 2021 Fund	925,732	46,824	21,871	994,427
Fidelity Municipal Income 2023 Fund	14,800	-	-	14,800

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days may be subject to a redemption fee equal to 0.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Income 2015 Fund	29,373,803	9,115,239
Fidelity Municipal Income 2017 Fund	36,151,831	252,813
Fidelity Municipal Income 2019 Fund	20,792,745	689,931
Fidelity Municipal Income 2021 Fund	8,763,665	2,152,860
Fidelity Municipal Income 2023 Fund	8,516,195	347,393

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .30% of average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

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4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Each Fund's Class A pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class A's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Fidelity Municipal Income 2015 Fund
Class A	.25%	$ 23,942	$ 2,868
Fidelity Municipal Income 2017 Fund
Class A	.25%	$ 17,290	$ 4,863
Fidelity Municipal Income 2019 Fund
Class A	.25%	$ 16,939	$ 12,281
Fidelity Municipal Income 2021 Fund
Class A	.25%	$ 20,921	$ 14,128
Fidelity Municipal Income 2023 Fund
Class A	.25%	$ 8,259	$ 8,259

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling each Fund's Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A redemptions. The deferred sales charge is .75% or .50% for certain purchases of each Fund's Class A shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Municipal Income 2015 Fund
Class A	$ 282
Fidelity Municipal Income 2017 Fund
Class A	$ 684
Fidelity Municipal Income 2019 Fund
Class A	$ 907
Fidelity Municipal Income 2021 Fund
Class A	$ 284
Fidelity Municipal Income 2023 Fund
Class A	$ 168

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A.(Citibank) is the custodian, transfer agent, and servicing agent for each class of the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, with respect to all classes of the Funds to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives asset-based fees of .10% of average net assets for each class of each Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class of each fund were as follows:

Amount
Fidelity Municipal Income 2015 Fund
Class A	$ 9,577
Municipal Income 2015	77,969
Institutional Class	7,151
$ 94,697
Fidelity Municipal Income 2017 Fund
Class A	$ 6,916
Municipal Income 2017	52,057
Institutional Class	8,074
$ 67,047
Fidelity Municipal Income 2019 Fund
Class A	$ 6,774
Municipal Income 2019	27,174
Institutional Class	9,833
$ 43,781
Fidelity Municipal Income 2021 Fund
Class A	$ 8,367
Municipal Income 2021	21,339
Institutional Class	8,211
$ 37,917
Fidelity Municipal Income 2023 Fund
Class A	$ 3,302
Municipal Income 2023	6,821
Institutional Class	3,620
$ 13,743

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4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains the Funds' accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

5. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Municipal Income 2015 Fund	$ 159
Fidelity Municipal Income 2017 Fund	106
Fidelity Municipal Income 2019 Fund	72
Fidelity Municipal Income 2021 Fund	68
Fidelity Municipal Income 2023 Fund	2

During the period, the Funds did not borrow on this line of credit.

6. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's management fee. During the period, these credits reduced management fee by the following amounts:

Fidelity Municipal Income 2015 Fund	$ 977
Fidelity Municipal Income 2017 Fund	1,397
Fidelity Municipal Income 2019 Fund	650
Fidelity Municipal Income 2021 Fund	330
Fidelity Municipal Income 2023 Fund	180

Annual Report

Notes to Financial Statements - continued

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended June 30,	2014	2013 A
Fidelity Municipal Income 2015 Fund
From net investment income
Class A	$ 50,665	$ 43,108
Municipal Income 2015	604,650	530,260
Institutional Class	55,205	54,722
Total	$ 710,520	$ 628,090
Fidelity Municipal Income 2017 Fund
From net investment income
Class A	$ 69,462	$ 56,120
Municipal Income 2017	658,943	502,978
Institutional Class	101,341	78,174
Total	$ 829,746	$ 637,272
From net realized gain
Class A	$ 432	$ 4,576
Municipal Income 2017	4,735	32,628
Institutional Class	685	4,925
Total	$ 5,852	$ 42,129
Fidelity Municipal Income 2019 Fund
From net investment income
Class A	$ 117,596	$ 157,367
Municipal Income 2019	530,099	417,928
Institutional Class	191,412	139,526
Total	$ 839,107	$ 714,821
Fidelity Municipal Income 2021 Fund
From net investment income
Class A	$ 189,266	$ 199,930
Municipal Income 2021	536,307	561,607
Institutional Class	205,676	164,195
Total	$ 931,249	$ 925,732
From net realized gain
Class A	$ 27,792	$ 16,021
Municipal Income 2021	67,843	40,845
Institutional Class	22,531	11,829
Total	$ 118,166	$ 68,695
Fidelity Municipal Income 2023 Fund
From net investment income
Class A	$ 68,655	$ 2,547
Municipal Income 2023	158,900	8,533
Institutional Class	84,603	3,720
Total	$ 312,158	$ 14,800

A Distributions for Fidelity Municipal Income 2023 Fund are for the period April 23, 2013 (commencement of operations) to June 30, 2013.

Annual Report

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended June 30,	2014	2013 A	2014	2013 A
Fidelity Municipal Income 2015 Fund
Class A
Shares sold	620,865	762,624	$ 6,358,218	$ 7,834,902
Reinvestment of distributions	4,661	3,908	47,734	40,116
Shares redeemed	(623,654)	(412,416)	(6,386,439)	(4,236,123)
Net increase (decrease)	1,872	354,116	$ 19,513	$ 3,638,895
Municipal Income 2015
Shares sold	4,589,724	3,481,077	$ 46,998,387	$ 35,730,415
Reinvestment of distributions	49,423	44,357	506,174	455,363
Shares redeemed	(3,088,049)	(1,630,492)	(31,630,028)	(16,737,221)
Net increase (decrease)	1,551,098	1,894,942	$ 15,874,533	$ 19,448,557
Institutional Class
Shares sold	447,127	463,303	$ 4,579,387	$ 4,755,122
Reinvestment of distributions	4,325	4,065	44,299	41,732
Shares redeemed	(250,671)	(337,591)	(2,567,239)	(3,466,625)
Net increase (decrease)	200,781	129,777	$ 2,056,447	$ 1,330,229
Fidelity Municipal Income 2017 Fund
Class A
Shares sold	716,726	253,103	$ 7,519,057	$ 2,668,254
Reinvestment of distributions	5,882	5,499	61,698	57,893
Shares redeemed	(428,404)	(159,490)	(4,495,669)	(1,680,904)
Net increase (decrease)	294,204	99,112	$ 3,085,086	$ 1,045,243
Municipal Income 2017
Shares sold	4,164,935	1,886,168	$ 43,634,542	$ 19,869,213
Reinvestment of distributions	51,953	44,346	544,659	466,811
Shares redeemed	(1,418,358)	(802,633)	(14,837,183)	(8,433,992)
Net increase (decrease)	2,798,530	1,127,881	$ 29,342,018	$ 11,902,032
Institutional Class
Shares sold	1,276,022	417,232	$ 13,413,376	$ 4,395,390
Reinvestment of distributions	8,657	7,321	90,806	77,078
Shares redeemed	(419,405)	(174,910)	(4,397,773)	(1,843,596)
Net increase (decrease)	865,274	249,643	$ 9,106,409	$ 2,628,872

Annual Report

Notes to Financial Statements - continued

8. Share Transactions - continued

	Shares		Dollars
Years ended June 30,	2014	2013 A	2014	2013 A
Fidelity Municipal Income 2019 Fund
Class A
Shares sold	160,576	71,075	$ 1,707,619	$ 770,446
Reinvestment of distributions	10,820	14,013	114,728	151,486
Shares redeemed	(313,592)	(151,542)	(3,312,287)	(1,632,376)
Net increase (decrease)	(142,196)	(66,454)	$ (1,489,940)	$ (710,444)
Municipal Income 2019
Shares sold	2,040,408	877,542	$ 21,672,974	$ 9,487,248
Reinvestment of distributions	38,998	33,729	414,185	364,612
Shares redeemed	(693,849)	(425,543)	(7,354,358)	(4,556,774)
Net increase (decrease)	1,385,557	485,728	$ 14,732,801	$ 5,295,086
Institutional Class
Shares sold	792,719	91,492	$ 8,426,700	$ 989,763
Reinvestment of distributions	14,695	12,211	156,076	131,999
Shares redeemed	(198,985)	(28,731)	(2,118,301)	(310,816)
Net increase (decrease)	608,429	74,972	$ 6,464,475	$ 810,946
Fidelity Municipal Income 2021 Fund
Class A
Shares sold	215,825	70,438	$ 2,299,866	$ 775,560
Reinvestment of distributions	19,220	18,691	203,473	205,701
Shares redeemed	(209,145)	(57,324)	(2,208,071)	(626,936)
Net increase (decrease)	25,900	31,805	$ 295,268	$ 354,325
Municipal Income 2021
Shares sold	744,510	768,902	$ 7,888,965	$ 8,472,542
Reinvestment of distributions	41,033	40,991	434,402	451,204
Shares redeemed	(552,198)	(729,762)	(5,821,484)	(7,962,010)
Net increase (decrease)	233,345	80,131	$ 2,501,883	$ 961,736
Institutional Class
Shares sold	384,256	107,038	$ 4,081,286	$ 1,178,564
Reinvestment of distributions	19,383	15,771	205,401	173,500
Shares redeemed	(151,348)	(32,372)	(1,602,251)	(356,669)
Net increase (decrease)	252,291	90,437	$ 2,684,436	$ 995,395

Annual Report

8. Share Transactions - continued

	Shares		Dollars
Years ended June 30,	2014	2013 A	2014	2013 A
Fidelity Municipal Income 2023 Fund
Class A
Shares sold	237,566	250,001	$ 2,287,073	$ 2,500,010
Reinvestment of distributions	6,495	269	62,556	2,547
Shares redeemed	(6,943)	-	(67,435)	-
Net increase (decrease)	237,118	250,270	$ 2,282,194	$ 2,502,557
Municipal Income 2023
Shares sold	419,413	596,552	$ 4,030,028	$ 5,961,848
Reinvestment of distributions	15,067	881	144,886	8,401
Shares redeemed	(67,572)	(28,898)	(644,775)	(281,706)
Net increase (decrease)	366,908	568,535	$ 3,530,139	$ 5,688,543
Institutional Class
Shares sold	284,193	251,018	$ 2,714,316	$ 2,510,010
Reinvestment of distributions	7,048	389	67,802	3,709
Shares redeemed	-	-	-	-
Net increase (decrease)	291,241	251,407	$ 2,782,118	$ 2,513,719

A Share transactions for Fidelity Municipal Income 2023 Fund are for the period April 23, 2013 (commencement of operations) to June 30, 2013.

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of more than 10% of the outstanding shares of the following funds:

Fund	Affiliated %
Fidelity Municipal Income 2019 Fund	19%
Fidelity Municipal Income 2021 Fund	34%
Fidelity Municipal Income 2023 Fund	52%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund and Fidelity Municipal Income 2023 Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund and Fidelity Municipal Income 2023 Fund (funds of Fidelity Salem Street Trust), including the schedules of investments, as of June 30, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2014, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund and Fidelity Municipal Income 2023 Fund as of June 30, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

August 12, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 224 funds. Ms. Acton oversees 206 funds. Mr. Curvey oversees 397 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Fidelity Municipal Income 2015 Fund Institutional Class	08/11/14	08/08/14	$0.000
Fidelity Municipal Income 2017 Fund Institutional Class	08/11/14	08/08/14	$0.000
Fidelity Municipal Income 2019 Fund Institutional Class	08/11/14	08/08/14	$0.000
Fidelity Municipal Income 2021 Fund Institutional Class	08/11/14	08/08/14	$0.014
Fidelity Municipal Income 2023 Fund Institutional Class	08/11/14	08/08/14	$0.000

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended June 30, 2014, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Municipal Income 2021 Fund	$53,292

During fiscal year ended 2014, 100% of each fund's income dividends were free from federal income tax, and 3.90%, 3.87%, 4.79%, 2.76% and 5.75% of Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, and Fidelity Municipal Income 2023 Fund income dividends, respectively, were subject to the federal alternative minimum tax.

The funds will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ADMII-UANN-0814
1.926276.103

Item 2. Code of Ethics

As of the end of the period, June 30, 2014, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 and Fidelity Municipal Income 2023 Fund (the "Funds"):

Services Billed by Deloitte Entities

June 30, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Municipal Income 2015 Fund	$37,000	$-	$4,700	$600
Fidelity Municipal Income 2017 Fund	$37,000	$-	$4,700	$600
Fidelity Municipal Income 2019 Fund	$37,000	$-	$4,900	$600
Fidelity Municipal Income 2021 Fund	$37,000	$-	$4,900	$600
Fidelity Municipal Income 2023 Fund	$37,000	$-	$4,900	$600

June 30, 2013 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Municipal Income 2015 Fund	$38,000	$-	$4,700	$400
Fidelity Municipal Income 2017 Fund	$38,000	$-	$4,700	$400
Fidelity Municipal Income 2019 Fund	$38,000	$-	$4,700	$400
Fidelity Municipal Income 2021 Fund	$38,000	$-	$4,700	$400
Fidelity Municipal Income 2023 Fund	$29,000	$-	$5,600	$100

A Amounts may reflect rounding.

B Fidelity Municipal Income 2023 Fund commenced operations on April 23, 2013.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	June 30, 2014A	June 30, 2013A, B
Audit-Related Fees	$355,000	$915,000
Tax Fees	$-	$-
All Other Fees	$745,000	$990,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Municipal Income 2023 Fund's commencement of operations.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	June 30, 2014 A	June 30, 2013 A, B
Deloitte Entities	$1,840,000	$2,025,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Municipal Income 2023 Fund's commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 27, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 27, 2014